UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 59.2%
Consumer Discretionary 8.3%
Auto Components 0.1%
ArvinMeritor, Inc.	10,100	184,325
Sauer-Danfoss, Inc.	6,700	201,670
Tenneco, Inc.*	12,500	318,250
TRW Automotive Holdings Corp.*	3,600	125,352

		829,597
Automobiles 0.2%
Harley-Davidson, Inc.	23,860	1,401,775
Monaco Coach Corp.	1,500	23,895

		1,425,670

Distributors 0.0%
Building Materials Holding Corp.	11,500	208,265
Core-Mark Holding Co., Inc.*	1,700	60,656

		268,921
Diversified Consumer Services 0.1%
Coinstar, Inc.*	2,600	81,380
DeVry, Inc.	11,000	322,850
Jackson Hewitt Tax Service, Inc.	9,200	296,056
Regis Corp.	1,600	64,592
Stewart Enterprises, Inc. "A"	2,100	16,926

		781,804
Hotels Restaurants & Leisure 1.2%
Bob Evans Farms, Inc.	3,400	125,630
CBRL Group, Inc.	4,500	208,350
CEC Entertainment, Inc.*	500	20,770
Landry's Restaurants, Inc.	6,800	201,280
LIFE TIME FITNESS, Inc.*	6,600	339,306
Luby's, Inc.*	14,600	142,642
McDonald's Corp.	85,900	3,869,795
O'Charley's, Inc.*	5,400	104,166
Pinnacle Entertainment, Inc.*	9,000	261,630
Starbucks Corp.*	46,270	1,451,027
Triarc Companies, Inc. "B"	3,300	56,727
WMS Industries, Inc.*	8,100	317,844

		7,099,167
Household Durables 0.9%
Fortune Brands, Inc.	19,210	1,514,132
Hooker Furniture Corp.	3,700	74,185
KB Home	32,300	1,378,241
Lennar Corp. "A"	3,100	130,851
Newell Rubbermaid, Inc.	30,600	951,354
Snap-on, Inc.	32,100	1,544,010

		5,592,773
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	3,100	44,547
Leisure Equipment & Products 0.2%
Hasbro, Inc.	17,400	497,988
Mattel, Inc.	12,900	355,653
Oakley, Inc.	13,900	279,946

		1,133,587
Media 1.9%
Cablevision Systems Corp. (New York Group) "A"	59,300	1,804,499
Liberty Global, Inc. "A"*	25,800	849,594
Marvel Entertainment, Inc.*	3,100	86,025
McGraw-Hill Companies, Inc.	40,770	2,563,617
Mediacom Communications Corp. "A"*	24,800	201,872
Omnicom Group, Inc.	22,510	2,304,574
RCN Corp.*	1,000	25,550
Sinclair Broadcast Group, Inc. "A"	18,500	285,825
Walt Disney Co.	97,300	3,350,039

		11,471,595
Multiline Retail 1.5%
Big Lots, Inc.*	11,600	362,848

Dollar Tree Stores, Inc.*	27,300	1,043,952
Family Dollar Stores, Inc.	54,100	1,602,442
Kohl's Corp.*	26,680	2,043,955
Nordstrom, Inc.	14,700	778,218
Target Corp.	51,400	3,045,964
The Bon-Ton Stores, Inc.	2,500	140,600

		9,017,979
Specialty Retail 1.6%
Aeropostale, Inc.*	7,500	301,725
Asbury Automotive Group, Inc.	6,300	177,975
Best Buy Co., Inc.	17,220	838,958
Brown Shoe Co., Inc.	6,900	289,800
Dress Barn, Inc.*	1,200	24,972
DSW, Inc. "A"*	7,600	320,796
Group 1 Automotive, Inc.	7,200	286,344
Gymboree Corp.*	7,400	296,518
Hot Topic, Inc.*	14,600	162,060
Lowe's Companies, Inc.	40,300	1,269,047
New York & Co., Inc.*	18,700	295,273
OfficeMax, Inc.	12,700	669,798
Payless ShoeSource, Inc.*	9,700	322,040
Staples, Inc.	91,410	2,362,035
The Sherwin-Williams Co.	29,100	1,921,764
West Marine, Inc.*	2,200	40,062

		9,579,167
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.*	38,500	1,926,925
Jones Apparel Group, Inc.	12,700	390,271
Kellwood Co.	6,500	190,645
Liz Claiborne, Inc.	8,000	342,800
Maidenform Brands, Inc.*	12,100	279,147
Perry Ellis International, Inc.*	9,600	307,104
The Warnaco Group, Inc.*	700	19,880
Xerium Technologies, Inc.	7,600	60,952

		3,517,724
Consumer Staples 5.4%
Beverages 1.1%
Boston Beer Co., Inc. "A"*	1,200	40,020
Diageo PLC	88,330	1,789,478
Pepsi Bottling Group, Inc.	12,600	401,814
PepsiCo, Inc.	65,960	4,192,418

		6,423,730
Food & Staples Retailing 1.1%
Safeway, Inc.	56,400	2,066,496
Shoppers Drug Mart Corp.	18,700	828,501
Spartan Stores, Inc.	8,500	227,800
Wal-Mart Stores, Inc.	16,440	771,858
Walgreen Co.	63,610	2,919,063

		6,813,718
Food Products 1.3%
ConAgra Foods, Inc.	49,700	1,238,027
Dean Foods Co.*	34,260	1,601,313
Flowers Foods, Inc.	1,600	48,272

General Mills, Inc.	21,900	1,275,018
Groupe Danone	11,686	1,909,194
Imperial Sugar Co.	5,200	174,356
Kellogg Co.	30,710	1,579,415
Ralcorp Holdings, Inc.*	2,200	141,460

		7,967,055
Household Products 1.4%
Colgate-Palmolive Co.	60,970	4,072,186
Kimberly-Clark Corp.	9,000	616,410
Procter & Gamble Co.	64,090	4,047,925

		8,736,521
Personal Products 0.1%
Elizabeth Arden, Inc.*	7,700	168,014
Playtex Products, Inc.*	9,400	127,558
USANA Health Sciences, Inc.*	5,700	267,159

		562,731
Tobacco 0.4%
Alliance One International, Inc.*	22,200	204,906
Altria Group, Inc.	4,600	403,926
Loews Corp. - Carolina Group	3,700	279,757
Reynolds American, Inc.	11,500	717,715
UST, Inc.	17,900	1,037,842

		2,644,146
Energy 7.5%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	37,550	2,483,182
Basic Energy Services, Inc.*	5,300	123,490
Bronco Drilling Co., Inc.*	7,900	130,903
Grey Wolf, Inc.*	44,400	297,480
Gulf Island Fabrication, Inc.	1,000	26,740
GulfMark Offshore, Inc.*	5,700	248,805
Halliburton Co.	70	2,222
Hercules Offshore, Inc.*	5,200	136,552
Matrix Service Co.*	1,500	30,345
Noble Corp.	17,430	1,371,392
Pioneer Drilling Co.*	17,900	227,151
Schlumberger Ltd.	51,560	3,562,796
Transocean, Inc.*	25,040	2,045,768
Trico Marine Services, Inc.*	3,600	134,136

		10,820,962
Oil, Gas & Consumable Fuels 5.7%
Alpha Natural Resources, Inc.*	16,600	259,458
Berry Petroleum Co. "A"	1,100	33,726
Bois d'Arc Energy, Inc.*	6,200	82,026
Brigham Exploration Co.*	14,900	92,678
Callon Petroleum Co.*	18,800	255,116
Chevron Corp.	73,900	5,465,644
Clayton Williams Energy, Inc.*	1,400	39,718
Comstock Resources, Inc.*	10,800	295,704
ConocoPhillips	35,080	2,397,718
Devon Energy Corp.	70,270	4,864,089
Encore Aquisition Co.*	12,100	292,699
EOG Resources, Inc.	24,620	1,756,391

ExxonMobil Corp.	103,200	7,786,440
Marathon Oil Corp.	22,800	2,253,324
Newfield Exploration Co.*	36,600	1,526,586
Penn Virginia Corp.	1,400	102,760
Swift Energy Co.*	7,300	304,921
Tesoro Corp.	11,000	1,104,730
USEC, Inc.*	16,400	266,500
Valero Energy Corp.	55,070	3,551,464
Whiting Petroleum Corp.*	7,200	283,752
XTO Energy, Inc.	38,536	2,112,158

		35,127,602
Financials 11.9%
Capital Markets 2.6%
Apollo Investment Corp.	18,930	405,102
Bear Stearns Companies, Inc.	3,300	496,155
Lehman Brothers Holdings, Inc.	51,690	3,621,918
MCG Capital Corp.	6,200	116,312
Merrill Lynch & Co., Inc.	21,270	1,737,121
Morgan Stanley	47,500	3,741,100
The Goldman Sachs Group, Inc.	20,820	4,302,036
UBS AG (Registered)	20,569	1,222,139
Waddell & Reed Financial, Inc. "A"	7,200	167,904

		15,809,787
Commercial Banks 2.0%
BancFirst Corp.	500	23,175
Banner Corp.	1,200	49,860
Center Financial Corp.	4,400	86,988
City Holding Co.	3,000	121,350
CVB Financial Corp.	10,029	119,345
First Community Bancorp.	3,200	180,928
Frontier Financial Corp.	775	19,336
Hanmi Financial Corp.	11,000	209,660
Nara Bancorp, Inc.	600	10,506
National City Corp.	46,100	1,717,225
Pacific Capital Bancorp.	8,400	269,808
PNC Financial Services Group, Inc.	8,600	618,942
Preferred Bank	600	23,526
Prosperity Bancshares, Inc.	700	24,318
Sandy Spring Bancorp., Inc.	400	13,856
Sterling Bancshares, Inc.	32,050	358,319
Sterling Financial Corp.	2,300	71,737
SunTrust Banks, Inc.	6,300	523,152
Taylor Capital Group, Inc.	2,900	101,500
Trustmark Corp.	2,500	70,100
United Community Banks, Inc.	1,200	39,348
US Bancorp.	30,300	1,059,591
Wachovia Corp.	41,400	2,279,070
Wells Fargo & Co.	123,200	4,241,776
West Coast Bancorp.	800	25,576

		12,258,992
Consumer Finance 0.3%
American Express Co.	25,310	1,427,484
Cash America International, Inc.	5,100	209,100
EZCORP, Inc. "A"*	8,900	131,097

First Cash Financial Services, Inc.*	3,700	82,436
United PanAm Financial Corp.*	2,300	28,750

		1,878,867
Diversified Financial Services 2.8%
Asset Acceptance Capital Corp.*	2,300	35,581
Bank of America Corp.	166,300	8,484,626
Chicago Mercantile Exchange Holdings, Inc. "A"	1,400	745,444
Citigroup, Inc.	59,000	3,029,060
JPMorgan Chase & Co.	104,600	5,060,548

		17,355,259
Insurance 2.1%
Aflac, Inc.	36,200	1,703,572
American International Group, Inc.	9,300	625,146
Assurant, Inc.	8,300	445,129
Genworth Financial, Inc. "A"	29,900	1,044,706
Great American Financial Resources, Inc.	1,200	29,376
Hartford Financial Services Group, Inc.	12,100	1,156,518
HCC Insurance Holdings, Inc.	38,600	1,188,880
Lincoln National Corp.	5,700	386,403
Loews Corp.	14,700	667,821
MetLife, Inc.	28,200	1,780,830
NYMAGIC, Inc.	1,900	77,615
Odyssey Re Holdings Corp.	5,600	220,136
Principal Financial Group, Inc.	11,200	670,544
Safety Insurance Group, Inc.	5,500	220,660
Seabright Insurance Holdings*	13,100	241,040
Selective Insurance Group, Inc.	3,500	89,110
W. R. Berkley Corp.	59,600	1,973,952

		12,521,438
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc. (REIT)	1,800	180,666
AMB Property Corp. (REIT)	2,100	123,459
American Home Mortgage Investment Corp. (REIT)	4,500	121,455
Apartment Investment & Management Co. "A" (REIT)	5,000	288,450
Archstone-Smith Trust (REIT)	10,300	559,084
AvalonBay Communities, Inc. (REIT)	3,300	429,000
BioMed Realty Trust, Inc. (REIT)	6,100	160,430
Corporate Office Properties Trust (REIT)	1,500	68,520
Cousins Properties, Inc. (REIT)	3,600	118,296
Crescent Real Estate Equities Co. (REIT)	6,800	136,408
EastGroup Properties, Inc. (REIT)	1,500	76,545
Equity Lifestyle Properties, Inc. (REIT)	1,800	97,218
Equity Residential (REIT)	4,500	217,035
First Industrial Realty Trust, Inc. (REIT)	4,500	203,850
Glimcher Realty Trust (REIT)	3,700	99,974
Health Care Property Investors, Inc. (REIT)	7,600	273,828
Healthcare Realty Trust, Inc. (REIT)	2,700	100,710
Highwoods Properties, Inc. (REIT)	4,500	177,705
Home Properties, Inc. (REIT)	1,100	58,091
Hospitality Properties Trust (REIT)	8,600	402,480
Host Hotels & Resorts, Inc. (REIT)	14,600	384,126
Kimco Realty Corp. (REIT)	5,600	272,944
LaSalle Hotel Properties (REIT)	600	27,816
Lexington Realty Trust (REIT)	7,600	160,588

LTC Properties, Inc. (REIT)	700	18,137
Mid-America Apartment Communities, Inc. (REIT)	1,700	95,642
National Retail Properties, Inc. (REIT)	5,900	142,721
Nationwide Health Properties, Inc. (REIT)	7,000	218,820
Newcastle Investment Corp. (REIT)	5,300	146,969
OMEGA Healthcare Investors, Inc. (REIT)	2,800	48,020
Parkway Properties, Inc. (REIT)	2,800	146,300
Pennsylvania Real Estate Investment Trust (REIT)	2,000	88,660
Potlatch Corp. (REIT)	4,200	192,276
ProLogis (REIT)	5,200	337,636
Public Storage, Inc. (REIT)	4,300	407,081
RAIT Investment Trust (REIT)	3,000	83,820
Realty Income Corp. (REIT)	4,400	124,080
Senior Housing Properties Trust (REIT)	8,100	193,590
Simon Property Group, Inc. (REIT)	4,900	545,125
Sovran Self Storage, Inc. (REIT)	1,600	88,656
Strategic Hotels & Resorts, Inc. (REIT)	5,100	116,637
Sun Communities, Inc. (REIT)	400	12,408
Sunstone Hotel Investors, Inc. (REIT)	3,600	98,136
Thornburg Mortgage, Inc. (REIT)	5,700	148,200
Urstadt Biddle Properties "A" (REIT)	600	11,736
Vornado Realty Trust (REIT)	5,300	632,502
Washington Real Estate Investment Trust (REIT)	4,400	164,648

		8,800,478
Thrifts & Mortgage Finance 0.7%
BankUnited Financial Corp. "A"	11,700	248,157
Corus Bankshares, Inc.	19,900	339,494
Fannie Mae	21,400	1,168,012
First Niagara Financial Group, Inc.	8,000	111,280
FirstFed Financial Corp.*	6,400	363,712
Franklin Bank Corp.*	7,900	141,173
IndyMac Bancorp, Inc.	28,600	916,630
MAF Bancorp, Inc.	1,500	62,010
NetBank, Inc.	8,500	18,785
Ocwen Financial Corp.*	22,800	293,436
PFF Bancorp., Inc.	7,750	235,058
TierOne Corp.	6,000	162,240
Triad Guaranty, Inc.*	1,700	70,397
WSFS Financial Corp.	1,800	116,064

		4,246,448
Health Care 7.7%
Biotechnology 1.5%
Alkermes, Inc.*	4,100	63,304
Amgen, Inc.*	23,650	1,321,562
Digene Corp.*	5,400	229,014
Genentech, Inc.*	44,090	3,620,671
Gilead Sciences, Inc.*	47,990	3,671,235
OSI Pharmaceuticals, Inc.*	6,200	204,600
Trimeris, Inc.*	25,500	175,440

		9,285,826
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	55,220	2,908,437
C.R. Bard, Inc.	18,050	1,435,156
CONMED Corp.*	1,200	35,076

HealthTronics, Inc.*	9,400	50,666
Integra LifeSciences Holdings*	8,200	373,756
Medtronic, Inc.	49,100	2,408,846
Quidel Corp.*	1,600	19,200
West Pharmaceutical Services, Inc.	8,300	385,369
Zimmer Holdings, Inc.*	25,790	2,202,724

		9,819,230
Health Care Providers & Services 1.2%
Aetna, Inc.	11,800	516,722
Alliance Imaging, Inc.*	24,200	211,266
Apria Healthcare Group, Inc.*	10,900	351,525
Centene Corp.*	10,400	218,296
CorVel Corp.*	6,200	187,550
Gentiva Health Services, Inc.*	12,800	258,176
Healthspring, Inc.*	12,300	289,665
inVentiv Health, Inc.*	2,600	99,554
Kindred Healthcare, Inc.*	11,100	363,858
Laboratory Corp. of America Holdings*	11,200	813,456
LCA-Vision, Inc.	1,800	74,142
LHC Group, Inc.*	5,800	188,094
Magellan Health Services, Inc.*	9,000	378,000
McKesson Corp.	8,600	503,444
MedCath Corp.*	9,700	264,810
PSS World Medical, Inc.*	800	16,912
UnitedHealth Group, Inc.	55,330	2,930,830

		7,666,300
Health Care Technology 0.1%
IMS Health, Inc.	6,000	177,960
TriZetto Group, Inc.*	6,800	136,068

		314,028
Life Sciences Tools & Services 0.3%
Albany Molecular Research, Inc.*	7,300	71,905
Bruker BioSciences Corp.*	6,600	69,432
Cambrex Corp.	3,800	93,480
Illumina, Inc.*	7,100	208,030
Kendle International, Inc.*	5,600	198,912
Luminex Corp.*	2,600	35,672
Pharmanet Development Group, Inc.*	6,600	171,600
Thermo Fisher Scientific, Inc.*	16,700	780,725

		1,629,756
Pharmaceuticals 3.0%
Abbott Laboratories	76,440	4,265,352
Eli Lilly & Co.	17,220	924,886
Johnson & Johnson	101,382	6,109,279
Medicines Co.*	6,000	150,480
Merck & Co., Inc.	27,200	1,201,424
Noven Pharmaceuticals, Inc.*	8,800	204,160
Pfizer, Inc.	180,100	4,549,326
POZEN, Inc.*	4,200	61,950
Sciele Pharma, Inc.*	10,000	236,800
Valeant Pharmaceuticals International	17,100	295,659
ViroPharma, Inc.*	11,200	160,720
Watson Pharmaceuticals, Inc.*	5,700	150,651

		18,310,687

Industrials 5.2%
Aerospace & Defense 1.3%
Honeywell International, Inc.	52,700	2,427,362
Orbital Sciences Corp.*	17,800	333,572
Raytheon Co.	42,700	2,240,042
United Industrial Corp.	4,700	259,440
United Technologies Corp.	37,940	2,466,100

		7,726,516
Air Freight & Logistics 0.3%
ABX Air, Inc.*	4,200	28,770
FedEx Corp.	18,780	2,017,535

		2,046,305
Airlines 0.1%
Alaska Air Group, Inc.*	8,200	312,420
ExpressJet Holdings, Inc.*	4,200	24,528
Republic Airways Holdings, Inc.*	3,400	78,064
UAL Corp.*	8,400	320,628

		735,640
Building Products 0.0%
American Woodmark Corp.	8,000	294,080
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	3,400	89,726
Administaff, Inc.	6,300	221,760
American Reprographics Co.*	8,600	264,794
Clean Harbors, Inc.*	4,900	221,578
Deluxe Corp.	10,500	352,065
Diamond Management & Technology Consultants, Inc.	17,000	198,730
Heidrick & Struggles International, Inc.*	6,200	300,390
IHS, Inc. "A"*	4,500	184,995
Kforce, Inc.*	8,700	119,799
Layne Christensen Co.*	8,000	291,360
McGrath Rentcorp.	1,600	50,672
R.R. Donnelley & Sons Co.	5,900	215,881
Viad Corp.	3,100	119,660
Volt Information Sciences, Inc.*	4,850	127,022

		2,758,432
Construction & Engineering 0.2%
EMCOR Group, Inc.*	7,100	418,758
Granite Construction, Inc.	5,700	314,982
Perini Corp.*	6,800	250,648

		984,388
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,800	97,992
Emerson Electric Co.	62,440	2,690,540
II-VI, Inc.*	7,600	257,260

		3,045,792
Industrial Conglomerates 0.9%
General Electric Co.	147,440	5,213,478
Tredegar Corp.	4,300	97,997

		5,311,475
Machinery 0.9%
Accuride Corp.*	20,000	292,000
Caterpillar, Inc.	21,470	1,439,134

Dover Corp.	13,500	658,935
Eaton Corp.	15,800	1,320,248
Freightcar America, Inc.	6,400	308,288
Nordson Corp.	4,400	204,424
Parker Hannifin Corp.	9,000	776,790
RBC Bearings, Inc.*	3,600	120,348
Wabtec Corp.	9,600	331,104

		5,451,271
Road & Rail 0.4%
Dollar Thrifty Automotive Group, Inc.*	6,900	352,176
Marten Transport Ltd.*	1,800	28,584
Ryder System, Inc.	37,500	1,850,250
U.S. Xpress Enterprises, Inc. "A"*	11,700	201,942
USA Truck, Inc.*	15,400	239,316

		2,672,268
Trading Companies & Distributors 0.1%
Electro Rent Corp.*	8,800	126,720
United Rentals, Inc.*	25,300	695,750

		822,470
Information Technology 7.5%
Communications Equipment 0.9%
C-COR, Inc.*	15,200	210,672
Cisco Systems, Inc.*	105,870	2,702,861
Dycom Industries, Inc.*	12,000	312,720
InterDigital Communications Corp.*	9,000	285,030
MasTec, Inc.*	10,700	117,807
QUALCOMM, Inc.	38,130	1,626,626
Tekelec*	15,200	226,632

		5,482,348
Computers & Peripherals 1.8%
Apple, Inc.*	36,200	3,363,342
EMC Corp.*	125,930	1,744,131
Hewlett-Packard Co.	63,200	2,536,848
International Business Machines Corp.	32,340	3,048,368
Komag, Inc.*	7,100	232,383

		10,925,072
Electronic Equipment & Instruments 0.3%
Agilysys, Inc.	8,900	199,983
Itron, Inc.*	4,300	279,672
KEMET Corp.*	29,100	222,615
Littelfuse, Inc.*	6,900	280,140
Mettler-Toledo International, Inc.*	10,900	976,313
Rofin-Sinar Technologies, Inc.*	1,100	65,098

		2,023,821
Internet Software & Services 1.0%
aQuantive, Inc.*	7,700	214,907
DealerTrack Holdings, Inc.*	5,000	153,600
eBay, Inc.*	40,460	1,341,249
Google, Inc. "A"*	3,440	1,576,071
InfoSpace, Inc.*	4,900	125,783
Internap Network Services Corp.*	10,800	170,100
j2 Global Communications, Inc.*	6,300	174,636
RealNetworks, Inc.*	4,300	33,755

Sohu.com, Inc.*	5,600	120,008
United Online, Inc.	1,900	26,657
ValueClick, Inc.*	8,000	209,040
Websense, Inc.*	6,500	149,435
Yahoo!, Inc.*	50,360	1,575,764

		5,871,005
IT Services 0.9%
Accenture Ltd. "A"	61,310	2,362,887
Fiserv, Inc.*	26,560	1,409,274
infoUSA, Inc.	12,900	124,098
ManTech International Corp. "A"*	6,800	227,188
Paychex, Inc.	36,000	1,363,320

		5,486,767
Semiconductors & Semiconductor Equipment 1.1%
Actel Corp.*	10,900	180,068
AMIS Holdings, Inc.*	19,800	216,810
Asyst Technologies, Inc.*	26,900	189,107
Broadcom Corp. "A"*	29,640	950,555
Intel Corp.	77,600	1,484,488
Intevac, Inc.*	4,900	129,213
Micrel, Inc.*	6,900	76,038
MIPS Technologies, Inc.*	21,800	194,674
Novellus Systems, Inc.*	22,700	726,854
OmniVision Technologies, Inc.*	8,100	104,976
Photronics, Inc.*	5,500	85,525
RF Micro Devices, Inc.*	34,600	215,558
SiRF Technology Holdings, Inc.*	7,900	219,304
Tessera Technologies, Inc.*	7,800	309,972
Texas Instruments, Inc.	64,630	1,945,363

		7,028,505
Software 1.5%
Adobe Systems, Inc.*	40,250	1,678,425
Aspen Technology, Inc.*	16,700	217,100
Blackbaud, Inc.	9,200	224,664
Electronic Arts, Inc.*	27,800	1,400,008
Microsoft Corp.	163,350	4,552,564
MicroStrategy, Inc. "A"*	2,122	268,200
NetScout Systems, Inc.*	5,200	47,060
Nuance Communications, Inc.*	6,000	91,860
Smith Micro Software, Inc.*	9,500	176,985
SPSS, Inc.*	7,000	252,700
Ultimate Software Group, Inc.*	9,900	259,281

		9,168,847
Materials 2.1%
Chemicals 1.3%
CF Industries Holdings, Inc.	8,900	343,095
Ecolab, Inc.	37,550	1,614,650
Ferro Corp.	5,200	112,372
FMC Corp.	13,600	1,025,848
Georgia Gulf Corp.	14,200	230,182
Lyondell Chemical Co.	52,200	1,564,434
Monsanto Co.	21,500	1,181,640
Pioneer Companies, Inc.*	7,500	207,300
PolyOne Corp.*	19,800	120,780

Praxair, Inc.	12,300	774,408
Spartech Corp.	12,800	375,552
Terra Industries, Inc.*	15,100	264,250
Tronox, Inc. "B"	6,300	88,074

		7,902,585
Containers & Packaging 0.3%
Caraustar Industries, Inc.*	3,800	23,864
Rock-Tenn Co. "A"	7,600	252,320
Sonoco Products Co.	43,600	1,638,488

		1,914,672
Metals & Mining 0.1%
Chaparral Steel Co.	3,900	226,863
Cleveland-Cliffs, Inc.	4,700	300,847
Metal Management, Inc.	5,600	258,720

		786,430
Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	20,800	269,984
International Paper Co.	51,000	1,856,400

		2,126,384
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc.	19,000	280,250
AT&T, Inc.	99,300	3,915,399
Citizens Communications Co.	62,000	926,900
CT Communications, Inc.	12,700	306,070
General Communication, Inc. "A"*	12,500	175,000
Golden Telecom, Inc.	5,600	310,128
Verizon Communications, Inc.	127,100	4,819,632

		10,733,379
Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*	25,500	209,865
Telephone & Data Systems, Inc.	3,100	184,822
USA Mobility, Inc.	14,500	288,985

		683,672
Utilities 1.7%
Electric Utilities 1.2%
ALLETE, Inc.	700	32,634
Duke Energy Corp.	132,200	2,682,338
Entergy Corp.	22,400	2,350,208
FirstEnergy Corp.	29,500	1,954,080
IDACORP, Inc.	2,000	67,680

		7,086,940
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc.	1,300	34,294
South Jersey Industries, Inc.	3,900	148,395
Southwest Gas Corp.	11,400	443,118

		625,807
Multi-Utilities 0.4%
Avista Corp.	6,000	145,380
KeySpan Corp.	7,400	304,510
PNM Resources, Inc.	7,100	229,330
Sempra Energy	24,300	1,482,543

TECO Energy, Inc.	19,500	335,595

		2,497,358

Total Common Stocks (Cost $286,846,935)		361,948,321
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 13.9%
Consumer Discretionary 2.6%
AAC Group Holding Corp., 14.75% **, 10/1/2012 (PIK)	72,702	81,790
Affinia Group, Inc., 9.0%, 11/30/2014	155,000	157,325
AMC Entertainment, Inc., 8.0%, 3/1/2014	235,000	239,112
American Achievement Corp., 8.25%, 4/1/2012	45,000	45,900
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	60,000	56,850
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	105,000	105,263
8.0%, 3/15/2014	45,000	46,013
Buffets, Inc., 12.5%, 11/1/2014	60,000	62,400
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	95,000	96,900
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	60,000	63,600
Caesars Entertainment, Inc., 8.875%, 9/15/2008	105,000	109,463
Charter Communications Holdings LLC:
8.625%, 4/1/2009	10,000	10,000
10.25%, 9/15/2010	490,000	516,950
Series B, 10.25%, 9/15/2010	145,000	152,794
11.0%, 10/1/2015	461,000	478,287
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	220,000	285,690
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	115,000	96,313
CSC Holdings, Inc.:
7.25%, 7/15/2008	80,000	81,100
7.875%, 12/15/2007	265,000	267,981
Series B, 8.125%, 7/15/2009	35,000	36,225
Series B, 8.125%, 8/15/2009	35,000	36,225
DaimlerChrysler NA Holding Corp., Series E, 5.89% **, 10/31/2008	389,000	391,006
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	30,000	31,988
Dex Media East LLC/Financial, 12.125%, 11/15/2012	823,000	900,156
EchoStar DBS Corp.:
6.625%, 10/1/2014	135,000	135,844
7.125%, 2/1/2016	100,000	103,250
Foot Locker, Inc., 8.5%, 1/15/2022	30,000	30,750
Ford Motor Co., 7.45%, 7/16/2031	95,000	73,506
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	340,000	285,600
General Motors Corp.:
7.2%, 1/15/2011	235,000	223,250
7.4%, 9/1/2025	85,000	69,275
8.375%, 7/15/2033 (b)	310,000	278,225
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	550,000	604,312
Gregg Appliances, Inc., 9.0%, 2/1/2013	55,000	57,750
Group 1 Automotive, Inc., 8.25%, 8/15/2013	45,000	46,688
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	130,000	132,438
Harrah's Operating Co., Inc., 5.625%, 6/1/2015	450,000	388,125
Hertz Corp.:
8.875%, 1/1/2014	220,000	237,050
10.5%, 1/1/2016	50,000	57,000
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	90,000	93,825
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	315,000	308,700

Jacobs Entertainment, Inc., 9.75%, 6/15/2014	165,000	168,712
Jarden Corp., 7.5%, 5/1/2017	110,000	111,100
JC Penney Corp., Inc., 8.0%, 3/1/2010	500,000	535,521
Lear Corp., Series B, 8.75%, 12/1/2016	75,000	71,625
Levi Strauss & Co., 10.11% **, 4/1/2012	10,000	10,200
Liberty Media Corp.:
5.7%, 5/15/2013	20,000	19,175
8.25%, 2/1/2030	125,000	124,964
8.5%, 7/15/2029	160,000	163,668
Majestic Star Casino LLC, 9.5%, 10/15/2010	15,000	15,731
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	10,225
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	45,000	47,306
Metaldyne Corp.:
10.0%, 11/1/2013	75,000	76,688
11.0%, 6/15/2012	35,000	33,161
MGM MIRAGE:
6.75%, 9/1/2012	40,000	39,750
8.375%, 2/1/2011	80,000	84,200
9.75%, 6/1/2007	145,000	145,725
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	160,000	166,800
NCL Corp., 10.625%, 7/15/2014	35,000	34,650
News America, Inc., 144A, 6.15%, 3/1/2037	750,000	714,505
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	245,000	220,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	95,000	100,938
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	40,000	44,100
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	575,000	595,125
PRIMEDIA, Inc., 8.875%, 5/15/2011	105,000	107,888
Quiksilver, Inc., 6.875%, 4/15/2015	100,000	94,250
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	65,000	62,563
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	560,000	593,600
Sbarro, Inc., 144A, 10.375%, 2/1/2015	55,000	57,200
Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014	100,000	102,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10% to 12/15/2014	110,000	90,475
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	115,000	119,025
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	210,000	210,787
Six Flags, Inc., 9.75%, 4/15/2013	130,000	123,825
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	45,000	46,800
Station Casinos, Inc., 6.5%, 2/1/2014	125,000	115,000
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	159,450
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014	100,000	107,375
Time Warner, Inc., 5.875%, 11/15/2016	765,000	771,369
Travelport LLC, 144A, 9.985% **, 9/1/2014	45,000	45,900
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	195,000	196,950
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	130,000	127,400
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	235,000	237,350
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	150,000	149,437
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	65,000	65,975
Wyndham Worldwide Corp., 144A, 6.0%, 12/1/2016	830,000	829,925
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	405,000	408,544
Young Broadcasting, Inc., 8.75%, 1/15/2014	450,000	419,625

		16,252,001
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	40,000	40,323
Del Laboratories, Inc., 8.0%, 2/1/2012	80,000	74,600
Delhaize America, Inc.:

8.05%, 4/15/2027	30,000	31,853
9.0%, 4/15/2031	420,000	504,639
General Nutrition Center, 144A, 9.796% **, 3/15/2014 (PIK)	105,000	102,900
Harry & David Holdings, Inc., 10.36% **, 3/1/2012	85,000	86,913
North Atlantic Trading Co., 9.25%, 3/1/2012	225,000	220,500
Pilgrim's Pride Corp., 7.625%, 5/1/2015	40,000	39,900
Rite Aid Corp.:
7.5%, 3/1/2017	155,000	153,062
8.625%, 3/1/2015	30,000	28,425
Viskase Co., Inc., 11.5%, 6/15/2011	480,000	484,800

		1,767,915
Energy 1.0%
Belden & Blake Corp., 8.75%, 7/15/2012	405,000	414,112
Chaparral Energy, Inc., 8.5%, 12/1/2015	110,000	108,625
Chesapeake Energy Corp.:
6.25%, 1/15/2018	100,000	98,750
6.875%, 1/15/2016	285,000	288,562
7.75%, 1/15/2015	40,000	41,700
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	140,000	143,500
Delta Petroleum Corp., 7.0%, 4/1/2015	205,000	184,500
Denbury Resources, Inc., 7.5%, 12/15/2015	30,000	30,300
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	25,000	25,063
7.625%, 10/15/2026	105,000	101,850
8.375%, 5/1/2016	200,000	208,000
El Paso Natural Gas Co., 144A, 5.95%, 4/15/2017	438,000	439,629
El Paso Production Holding Corp., 7.75%, 6/1/2013	170,000	177,650
Frontier Oil Corp., 6.625%, 10/1/2011	65,000	64,838
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	381,000	385,186
Peabody Energy Corp., 7.375%, 11/1/2016	60,000	63,150
Plains Exploration & Production Co., 7.0%, 3/15/2017	70,000	70,350
Quicksilver Resources, Inc., 7.125%, 4/1/2016	55,000	54,175
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	100,750
144A, 7.5%, 11/30/2016	100,000	100,750
Seitel, Inc., 144A, 9.75%, 2/15/2014	155,000	156,938
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	895,000	894,994
Stone Energy Corp.:
6.75%, 12/15/2014	265,000	247,775
144A, 8.11% **, 7/15/2010	270,000	270,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	80,000	91,918
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	150,000	142,125
Williams Companies, Inc.:
8.125%, 3/15/2012	575,000	625,312
8.75%, 3/15/2032	265,000	305,412
Williams Partners LP, 144A, 7.25%, 2/1/2017	75,000	79,313

		5,915,227
Financials 4.3%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	100,000	106,878
Ashton Woods USA LLC, 9.5%, 10/1/2015	235,000	223,837
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	30,000	34,078
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	45,000	45,900
Capital One III, 7.686%, 8/15/2036	1,525,000	1,636,206
CIT Group, Inc.:
5.65%, 2/13/2017	2,000,000	1,975,424

6.1%, 3/15/2067	355,000	342,187
Citadel Finance Ltd., 144A, 6.25%, 12/15/2011	835,000	829,802
CNA Financial Corp., 6.5%, 8/15/2016	370,000	383,163
Duke Realty LP, 5.95%, 2/15/2017	1,250,000	1,279,396
E*TRADE Financial Corp.:
7.375%, 9/15/2013	80,000	83,600
7.875%, 12/1/2015	65,000	70,119
8.0%, 6/15/2011	140,000	147,350
Ford Motor Credit Co.:
7.25%, 10/25/2011	615,000	597,720
7.375%, 10/28/2009	1,170,000	1,167,850
7.875%, 6/15/2010	295,000	296,097
8.0%, 12/15/2016	100,000	96,224
8.11% **, 1/13/2012	100,000	97,752
GMAC LLC:
4.375%, 12/10/2007	134,000	132,310
6.125%, 8/28/2007	622,000	621,630
6.875%, 9/15/2011	1,305,000	1,306,265
8.0%, 11/1/2031	569,000	610,050
Health Care Property Investors, Inc. (REIT), 5.65%, 12/15/2013	1,215,000	1,206,767
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	60,000	62,925
Idearc, Inc., 144A, 8.0%, 11/15/2016	470,000	483,512
iPayment, Inc., 9.75%, 5/15/2014	85,000	87,125
JPMorgan Chase Capital XV, 5.875%, 5.875%, 3/15/2035	585,000	558,311
K&F Acquisition, Inc., 7.75%, 11/15/2014	30,000	31,875
Liberty Mutual Group, 144A, 7.8%, 3/15/2037	1,500,000	1,462,453
Manufacturers & Traders Trust Co., 5.629%, 12/1/2021	1,250,000	1,236,980
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	1,015,000	984,007
PGS Solutions, Inc., 144A, 9.625%, 2/15/2015	60,000	60,488
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015	65,000	63,863
144A, 10.625%, 4/1/2017	30,000	29,513
PNC Preferred Funding Trust, 144A, 6.113%, 3/15/2049	1,000,000	993,414
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	980,283
Poster Financial Group, Inc., 8.75%, 12/1/2011	290,000	301,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	330,000	356,400
Residential Capital LLC, 6.375%, 6/30/2010	1,630,000	1,629,562
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	155,000	159,262
Simon Property Group LP (REIT):
5.25%, 12/1/2016	1,005,000	983,361
6.1%, 5/1/2016	600,000	624,984
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	125,000	116,875
UCI Holding Co., Inc., 144A, 12.355% **, 12/15/2013 (PIK)	97,774	97,041
Universal City Development, 11.75%, 4/1/2010	380,000	402,325
Verizon Global Funding Corp., 7.75%, 12/1/2030	170,000	197,045
Washington Mutual Preferred Funding II, 144A, 6.665%, 12/31/2049 (b)	700,000	686,982
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	220,000	220,825
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	65,000	65,813
144A, 9.75%, 2/15/2017	25,000	25,313

		26,192,742
Health Care 0.2%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	110,000	110,825
HCA, Inc.:
6.5%, 2/15/2016	80,000	68,100
144A, 9.125%, 11/15/2014	120,000	128,250

144A, 9.25%, 11/15/2016	275,000	296,656
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	190,000	206,625
144A, 11.354% **, 6/15/2014	30,000	32,400
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	80,000	82,000
Tenet Healthcare Corp., 9.25%, 2/1/2015	385,000	381,150
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	155,000	157,325

		1,463,331
Industrials 1.1%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	110,000	116,050
Allied Security Escrow Corp., 11.375%, 7/15/2011	130,000	132,600
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	300,000	316,500
American Color Graphics, 10.0%, 6/15/2010	145,000	117,450
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	95,000	98,800
144A, 8.86% **, 2/1/2015	45,000	46,238
Baldor Electric Co., 8.625%, 2/15/2017	80,000	84,600
Belden CDT, Inc., 144A, 7.0%, 3/15/2017	75,000	76,502
Browning-Ferris Industries:
7.4%, 9/15/2035	250,000	240,000
9.25%, 5/1/2021	140,000	151,900
Building Materials Corp. of America, 7.75%, 8/1/2014	25,000	24,563
Cenveo Corp., 7.875%, 12/1/2013	195,000	191,100
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	275,000	279,812
Congoleum Corp., 8.625%, 8/1/2008 *	190,000	174,800
DRS Technologies, Inc.:
6.625%, 2/1/2016	35,000	35,350
7.625%, 2/1/2018	220,000	228,800
Education Management LLC, 8.75%, 6/1/2014	75,000	78,937
Esco Corp.:
144A, 8.625%, 12/15/2013	155,000	164,300
144A, 9.23% **, 12/15/2013	250,000	260,000
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017	75,000	75,375
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	30,000	29,775
Iron Mountain, Inc., 8.75%, 7/15/2018	60,000	64,500
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	270,000	231,525
8.875%, 4/1/2012	295,000	283,937
Kansas City Southern:
7.5%, 6/15/2009	55,000	56,238
9.5%, 10/1/2008	530,000	555,175
Millennium America, Inc., 9.25%, 6/15/2008	120,000	124,500
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	140,000	148,050
Owens Corning, Inc., 144A, 7.0%, 12/1/2036	742,000	740,015
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	45,000	48,375
R. R. Donnelley & Sons Co., 6.125%, 1/15/2017	583,000	585,262
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	30,000	33,563
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	46,800
Riverdeep Bank, 11.55% **, 12/15/2007	170,000	170,212
Ship Finance International Ltd., 8.5%, 12/15/2013	75,000	76,875
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	60,000	60,225
Titan International, Inc., 144A, 8.0%, 1/15/2012	235,000	241,756
TransDigm, Inc., 144A, 7.75%, 7/15/2014	45,000	46,463
United Rentals North America, Inc., 7.0%, 2/15/2014	150,000	149,625
Xerox Capital Trust I, 8.0%, 2/1/2027	65,000	66,300

		6,652,848

Information Technology 0.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	65,000	66,950
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	75,000	75,094
L-3 Communications Corp.:
5.875%, 1/15/2015	335,000	325,369
Series B, 6.375%, 10/15/2015	115,000	113,994
Lucent Technologies, Inc., 6.45%, 3/15/2029	495,000	446,737
MasTec, Inc., 144A, 7.625%, 2/1/2017	110,000	111,375
Sanmina-SCI Corp., 8.125%, 3/1/2016	220,000	206,800
SunGard Data Systems, Inc., 10.25%, 8/15/2015	280,000	305,550
UGS Corp., 10.0%, 6/1/2012	260,000	284,375
Unisys Corp., 7.875%, 4/1/2008	455,000	457,275

		2,393,519
Materials 1.1%
ARCO Chemical Co., 9.8%, 2/1/2020	750,000	875,625
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	160,000	112,400
Chemtura Corp., 6.875%, 6/1/2016	145,000	140,287
CPG International I, Inc.:
10.5%, 7/1/2013	255,000	267,750
12.117% **, 7/1/2012	95,000	98,325
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	305,000	282,595
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014	85,000	78,944
Equistar Chemical Funding, 10.625%, 5/1/2011	180,000	189,900
Exopack Holding Corp., 11.25%, 2/1/2014	250,000	267,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	120,000	129,750
GEO Specialty Chemicals, Inc., 144A, 13.349% **, 12/31/2009 (c)	491,000	405,075
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	55,000	55,138
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	80,000	80,800
Hexcel Corp., 6.75%, 2/1/2015	325,000	321,046
Huntsman LLC, 11.625%, 10/15/2010	392,000	424,830
International Coal Group, Inc., 10.25%, 7/15/2014	100,000	100,500
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	215,000	180,869
Lyondell Chemical Co., 10.5%, 6/1/2013	50,000	54,750
MacDermid, Inc., 144A, 9.5%, 4/15/2017	75,000	76,875
Massey Energy Co.:
6.625%, 11/15/2010	180,000	181,800
6.875%, 12/15/2013	175,000	166,031
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	90,000	88,200
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	125,000	128,750
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	393,000	357,630
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	75,000	75,000
NewMarket Corp., 144A, 7.125%, 12/15/2016	185,000	184,075
Omnova Solutions, Inc., 11.25%, 6/1/2010	415,000	440,937
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	252,982	3,795
Radnor Holdings Corp., 11.0%, 3/15/2010 *	40,000	150
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	61,000	64,355
Smurfit-Stone Container Enterprises, Inc., 144A, 8.0%, 3/15/2017	75,000	73,312
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	230,000	228,850
The Mosaic Co., 144A, 7.375%, 12/1/2014	140,000	145,950
TriMas Corp., 9.875%, 6/15/2012	205,000	204,744
United States Steel Corp., 9.75%, 5/15/2010	153,000	160,650
Witco Corp., 6.875%, 2/1/2026	60,000	51,150

Wolverine Tube, Inc., 10.5%, 4/1/2009	135,000	135,000

		6,833,338
Telecommunication Services 0.7%
American Cellular Corp., Series B, 10.0%, 8/1/2011	19,000	20,116
AT&T, Inc., 6.15%, 9/15/2034	500,000	492,102
Centennial Communications Corp.:
10.0%, 1/1/2013	185,000	199,569
10.125%, 6/15/2013	60,000	64,800
CenturyTel, Inc., 6.0%, 4/1/2017	386,000	382,289
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	315,000	326,812
8.375%, 1/15/2014	190,000	194,275
Citizens Communications Co., 144A, 6.625%, 3/15/2015	110,000	109,725
Dobson Cellular Systems, 9.875%, 11/1/2012	115,000	125,350
Dobson Communications Corp., 8.875%, 10/1/2013	110,000	113,300
Insight Midwest LP, 9.75%, 10/1/2009	23,000	23,374
Intelsat Corp., 144A, 9.0%, 6/15/2016	55,000	60,569
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	115,000	121,612
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	450,000	465,435
Qwest Corp., 7.25%, 9/15/2025	225,000	232,031
Rural Cellular Corp., 9.875%, 2/1/2010	140,000	147,700
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	165,000	169,950
US Unwired, Inc., Series B, 10.0%, 6/15/2012	175,000	191,097
Verizon New Jersey, Inc., Series A, 5.875%, 1/17/2012	745,000	761,285
Windstream Corp., 8.625%, 8/1/2016	10,000	10,938

		4,212,329
Utilities 2.2%
AES Corp., 144A, 8.75%, 5/15/2013	780,000	830,700
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	585,000	640,575
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,007,841
CenterPoint Energy, Inc., 5.95%, 2/1/2017	1,490,000	1,489,853
CMS Energy Corp., 8.5%, 4/15/2011	530,000	576,375
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,590,000	1,534,218
Dominion Resources, Inc.:
Series A, 5.6%, 11/15/2016	770,000	765,994
Series E, 7.195%, 9/15/2014	750,000	824,394
DPL, Inc., 6.875%, 9/1/2011	500,000	530,788
Mirant Americas Generation LLC, 8.3%, 5/1/2011	60,000	61,500
Mirant North America LLC, 7.375%, 12/31/2013	60,000	61,500
Mission Energy Holding Co., 13.5%, 7/15/2008	455,000	495,950
NRG Energy, Inc.:
7.25%, 2/1/2014	250,000	256,250
7.375%, 2/1/2016	515,000	529,163
Pacific Gas & Electric Co., 5.8%, 3/1/2037	1,015,000	978,554
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,750,000	1,720,076
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	625,000	682,031
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	160,000	163,200
Sierra Pacific Resources:
6.75%, 8/15/2017	175,000	178,640
8.625%, 3/15/2014	33,000	35,697

		13,363,299

Total Corporate Bonds (Cost $84,208,869)		85,046,549

Foreign Bonds - US$ Denominated 2.4%
Consumer Discretionary 0.3%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	75,000	75,750
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	95,000	95,594
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	285,000	301,744
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	83,625
Quebecor World, 144A, 9.75%, 1/15/2015	75,000	78,750
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	422,000	462,087
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	394,000	369,375
Unity Media GmbH, 144A, 10.375%, 2/15/2015	75,000	79,500
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	30,000	30,750
144A, 9.125%, 2/1/2017	95,000	97,375
Series A, 11.75%, 11/1/2013	35,000	38,981

		1,713,531
Consumer Staples 0.0%
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	110,000	111,925
Energy 0.3%
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	1,065,000	1,065,533
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	90,000	93,600
Pemex Project Funding Master Trust, 5.75%, 12/15/2015	750,000	751,500
Secunda International Ltd., 13.36% **, 9/1/2012	130,000	134,875

		2,045,508
Financials 0.8%
Allied World Assurance Holdings, Ltd., 7.5%, 8/1/2016	1,000,000	1,078,123
Axis Capital Holdings Ltd., 5.75%, 12/1/2014	1,435,000	1,427,861
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	405,000	461,700
Doral Financial Corp., 6.19% **, 7/20/2007	125,000	118,128
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	90,000	85,050
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	95,000	83,600
XL Capital Ltd., Series E, 6.5%, 12/31/2049	1,405,000	1,362,726

		4,617,188
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	240,000	244,726
Industrials 0.3%
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	100,000	95,000
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	75,000	77,625
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	205,000	207,306
9.375%, 5/1/2012	190,000	204,250
12.5%, 6/15/2012	163,000	174,736
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014	120,000	124,950
Tyco International Group SA, 6.375%, 10/15/2011	500,000	528,384

		1,511,751
Information Technology 0.0%
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	30,000	30,900
7.75%, 5/15/2017	80,000	83,400
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	145,000	145,725

		260,025

Materials 0.2%
Cascades, Inc., 7.25%, 2/15/2013	227,000	227,000
ISPAT Inland ULC, 9.75%, 4/1/2014	284,000	313,429
Novelis, Inc., 7.25%, 2/15/2015	300,000	317,250
Rhodia SA, 8.875%, 6/1/2011	97,000	101,122
Tembec Industries, Inc., 8.625%, 6/30/2009	105,000	74,156

		1,032,957
Sovereign Bonds 0.0%
Federative Republic of Brazil, 8.875%, 10/14/2019	95,000	119,985
Republic of Argentina, 5.475% **, 8/3/2012 (PIK)	142,500	135,339

		255,324
Telecommunication Services 0.5%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	290,000	292,900
Digicel Group Ltd., 144A, 8.875%, 1/15/2015	100,000	97,000
Embratel, Series B, 11.0%, 12/15/2008	34,000	37,145
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015	15,000	15,300
144A, 9.25%, 6/15/2016	45,000	49,837
144A, 11.25%, 6/15/2016	145,000	164,575
Intelsat Ltd., 5.25%, 11/1/2008	145,000	142,644
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	160,000	166,800
Millicom International Cellular SA, 10.0%, 12/1/2013	125,000	136,875
Mobifon Holdings BV, 12.5%, 7/31/2010	314,000	339,905
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	145,000	155,150
144A, 10.125%, 7/15/2013	135,000	148,162
144A, 10.75%, 7/15/2016	110,000	122,100
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	98,500
Stratos Global Corp., 9.875%, 2/15/2013	45,000	48,038
Telecom Italia Capital, 4.95%, 9/30/2014	470,000	442,737
Virgin Media Finance PLC, 8.75%, 4/15/2014	270,000	280,800

		2,738,468

Total Foreign Bonds - US$ Denominated (Cost $14,335,407)		14,531,403
Foreign Bonds - Non US$ Denominated 0.2%
Consumer Discretionary 0.0%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	100,000	128,242
Financials 0.1%
CEVA Group PLC:
144A, 8.5%, 12/1/2014 EUR	75,000	103,319
144A, 10.0%, 12/1/2016 EUR	50,000	70,800
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015 EUR	70,000	99,471

		273,590
Materials 0.1%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016 EUR	60,000	74,941
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	95,000	129,285
Rhodia SA, 144A, 6.507% **, 10/15/2013 EUR	95,000	129,254

		333,480
Sovereign Bonds 0.0%
Republic of Argentina, 7.82%, 12/31/2033 (PIK) EUR	112,848	155,271

Telecommunication Services 0.0%
BCM Ireland, (Preferred), 144A, 10.814% **, 2/15/2017 (PIK) EUR	75,000	98,936
Hellas Telecom V, 144A, 7.257% **, 10/15/2012 EUR	100,000	136,424

		235,360

Total Foreign Bonds - Non US$ Denominated (Cost $1,071,001)		1,125,943
Asset Backed 0.9%
Automobile Receivables 0.3%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	566,880
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011	1,347,000	1,345,251

		1,912,131
Home Equity Loans 0.6%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	689,000	686,410
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	1,613,000	1,609,242
DB Master Finance LLC, "A2", Series 2006-1, 144A, 5.779%, 6/20/2031	1,280,000	1,302,167

		3,597,819

Total Asset Backed (Cost $5,494,619)		5,509,950
	Shares	Value ($)

Warrants 0.0%
MicroStrategy, Inc., Expiration 6/24/2007* (Cost $0)	96	8
Preferred Stocks 0.0%
Financials
Farm Credit Bank of Texas, Series 1, 7.561% (Cost $233,085)	218,000	238,775
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 9.75%, (PIK) (Cost $83,525)	12	52,200
	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 4.9%
Federal Home Loan Mortgage Corp.:
5.792% **, 10/1/2036	2,113,725	2,132,990
5.884% **, 9/1/2036	2,228,471	2,250,258
5.893% **, 11/1/2036	2,694,258	2,720,755
6.0%, 8/1/2035	646,043	650,481
Federal National Mortgage Association:
Zero Coupon, 4/1/2037	3,000,000	3,029,648
4.5%, with various maturities from 11/1/2028 until 9/1/2035	2,602,763	2,456,432
5.98% **, 12/1/2036	6,708,490	6,799,122
6.0%, with various maturities from 1/1/2024 until 6/1/2034	9,653,146	9,723,914
6.5%, 5/1/2017	104,165	106,711
8.0%, 9/1/2015	189,581	198,562

Total US Government Agency Sponsored Pass-Throughs (Cost $30,088,066)		30,068,873
Commercial and Non-Agency Mortgage-Backed Securities 10.2%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42% **, 1/25/2036	1,000,000	997,353
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **, 8/25/2034	2,275,000	2,255,344
Bear Stearns Commercial Mortgage Securities, "A3", Series 2006-T24, 5.531%, 10/12/2041	1,800,000	1,824,511

Citicorp Mortgage Securities, Inc., "2A1", Series 2006-5, 5.5%, 10/25/2021	8,068,049	8,065,560
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	2,000,000	1,930,225
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	318,614	324,987
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	605,043	598,293
"1A5", Series 2003-J1, 5.25%, 10/25/2033	623,000	618,887
"4A3", Series 2005-43, 5.728% **, 10/25/2035	752,154	750,495
"A1", Series 2004-35T2, 6.0%, 2/25/2035	636,335	636,734
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	2,495,608	2,521,768
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	1,357,195	1,367,602
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	224,934	223,751
CS First Boston Mortgage Securities Corp.:
"A3", Series 2005-C5, 5.1%, 8/15/2038	2,000,000	1,987,196
"A4", Series 2001-CP4, 6.18%, 12/15/2035	2,000,000	2,071,794
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	56,869	56,923
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	24,697	24,682
Greenwich Capital Commercial Funding Corp., "A4", Series 2005-GG3, 4.799%, 8/10/2042	2,000,000	1,937,168
GS Mortgage Securities Corp. II:
"AAB", Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,824,310
"A4", Series 2006-GG6, 5.553%, 4/10/2038	1,950,000	1,977,200
GSR Mortgage Loan Trust:
"4A5", Series 2005-AR6, 4.552% **, 9/25/2035	1,025,000	1,003,900
"2A1", Series 2006-5F, 6.0%, 6/25/2036	1,693,137	1,709,586
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	2,982,596	2,984,679
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-LDP2, 4.738%, 7/15/2042	2,000,000	1,921,884
"A6", Series 2004-CBX, 4.899%, 1/12/2037	2,000,000	1,949,815
"A3", Series 2001-CIBC, 6.26%, 3/15/2033	2,124,918	2,193,269
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030	165,000	163,867
"A2", Series 2006-C7, 5.3%, 11/15/2038	880,000	885,423
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	968,118	967,294
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A2", Series 2006-4, 5.112%, 12/12/2049	795,000	793,205
Morgan Stanley Capital I, "A2", Series 2006-T21, 5.09%, 10/12/2052	1,079,000	1,077,664
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	900,000	893,366
"1A1", Series 2005-17, 5.724% **, 8/25/2035	1,344,820	1,349,783
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	157,856	151,393
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2006-C23, 5.446%, 1/15/2045	2,100,000	2,116,427
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2004-AR4, 3.8% **, 6/25/2034	190,000	184,603
"A6", Series 2003-AR10, 4.06% **, 10/25/2033	1,620,000	1,595,619
"1A6", Series 2005-AR12, 4.837% **, 10/25/2035	1,880,000	1,865,380
"1A3", Series 2005-AR16, 5.112% **, 12/25/2035	1,005,000	999,581
Wells Fargo Mortgage Backed Securities Trust:
"4A2", Series 2005-AR16, 4.999% **, 10/25/2035	1,470,000	1,460,664
"A3", Series 2006-1, 5.0%, 3/25/2021	1,765,536	1,730,226
"1A1", Series 2006-AR12, 6.03% **, 9/25/2036	2,427,563	2,463,769

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $62,451,412)		62,456,180
Collateralized Mortgage Obligations 0.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	806,749	812,957
Federal Home Loan Mortgage Corp.:
"DE", Series 3027, 5.0%, 9/15/2025	2,500,000	2,376,375
"H", Series 2278, 6.5%, 1/15/2031	27,627	28,239
Federal National Mortgage Association:

"NE", Series 2004-52, 4.5%, 7/25/2033	1,118,000	1,054,880
"HM", Series 2002-36, 6.5%, 12/25/2029	7,614	7,589

Total Collateralized Mortgage Obligations (Cost $4,228,365)		4,280,040
Loan Participation 0.0%
Longview Power LLC:
Demand Draw, 7.55% **, 4/1/2014	15,000	15,122
Letter of Credit, 7.61% **, 4/1/2014	10,000	10,083
Term Loan B, 7.625% **, 4/1/2014	15,000	15,122

Total Loan Participation (Cost $40,000)		40,327
US Treasury Obligations 3.0%
US Treasury Bills:
4.482% ***, 4/19/2007	200,000	199,552
4.488% ***, 4/19/2007	15,000	14,966
4.97% ***, 4/19/2007 (d)	675,000	673,322
5.0% ***, 4/19/2007	20,000	19,950
5.01% ***, 4/19/2007	10,000	9,975
5.04% ***, 4/19/2007	10,000	9,975
US Treasury Bonds:
4.5%, 2/15/2036 (b)	4,215,000	3,973,952
4.625%, 2/15/2017 (b)	4,722,000	4,712,410
US Treasury Notes:
4.625%, 12/31/2011 (b)	1,550,000	1,555,146
4.625%, 2/29/2012	4,000,000	4,014,844
4.625%, 11/15/2016 (b)	1,530,000	1,525,517
4.875%, 1/31/2009 (b)	1,400,000	1,405,523

Total US Treasury Obligations (Cost $18,207,911)		18,115,132
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	170,000	147,900
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	270,000	175,500

Total Other Investments (Cost $325,701)		323,400
	Shares	Value ($)

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 5.35% (e) (f) (Cost $12,563,474)	12,563,474	12,563,474
Cash Equivalents 4.7%
Cash Management QP Trust, 5.33% (g) (Cost $28,454,887)	28,454,887	28,454,887
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 548,633,257)	102.3	624,755,462
Other Assets and Liabilities, Net	(2.3)	(13,794,999)

Net Assets	100.0	610,960,463

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Maturity	Acquisition
Securities	Coupon	Date	Principal Amount	Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	174,800
Oxford Automotive, Inc.	12.0%	10/15/2010	252,982	USD	22,402	3,795
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	27,743	150
240,301	178,745

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $12,159,979 which is 2.0% of net assets.
(c)	Security has a deferred interest payment of $15,343 from March 31, 2006.
(d)	At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.
(g)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canada Government Bond	6/20/2007	5	494,902	490,905	(3,997)
10 Year Federal Republic of Germany Bond	6/7/2007	27	4,169,509	4,144,929	(24,580)
10 Year Japanese Government Bond	6/11/2007	5	5,697,251	5,692,040	(5,211)
10 Year US Treasury Note	6/20/2007	16	1,721,424	1,730,000	8,576
Russell 2000 Index	6/14/2007	1	404,255	404,000	(255)
Russell Mini 2000 Index Futures	6/15/2007	24	1,884,706	1,939,200	54,494
S&P 500 Index	6/14/2007	17	5,972,928	6,082,600	109,672
Total net unrealized appreciation	138,699

At March 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	6/15/2007	41	3,392,243	3,348,335	43,908
2 Year Federal Republic of Germany Bond	6/7/2007	35	4,837,998	4,830,000	7,998
2 Year US Treasury Note	6/29/2007	19	3,879,208	3,892,922	(13,714)
United Kingdom Treasury Bond	6/27/2007	22	4,692,440	4,667,384	25,056
Total net unrealized appreciation	63,248
At March 31, 2007, open credit default swap sold was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Unrealized Depreciation ($)

3/23/2007 6/20/2012	2,489,302†	Fixed — 0.75%	Dow Jones CDX High Yield	(5,475)
Counterparty:
†	State Street Bank & Trust Co.

At March 31, 2007, the Portfolio had the following open forward foreign currency exchange contracts:
Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation ($)
USD	861,797	AUD	1,102,000	6/20/2007	27,627
USD	282,417	EUR	213,000	6/20/2007	3,020
JPY	583,811,000	USD	5,077,015	6/20/2007	70,617
USD	389,207	NZD	569,000	6/20/2007	14,987
USD	1,384,248	NOK	8,504,000	6/20/2007	17,681
USD	3,905,887	GBP	2,023,000	6/20/2007	73,589
USD	2,894,000	SGD	4,415,000	6/20/2007	31,100
Total unrealized appreciation	238,621

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
CAD	468,000	USD	399,454	6/20/2007	(6,882)
CHF	3,926,000	USD	3,245,607	6/20/2007	(7,463)
EUR	595,000	USD	782,556	4/11/2007	(12,625)
EUR	40,208	USD	52,277	5/11/2007	(1,525)
EUR	131,000	USD	171,279	5/11/2007	(4,009)
EUR	82,000	USD	107,103	5/11/2007	(2,620)

SEK	8,396,000	USD	1,196,156	6/20/2007	(11,557)
Total unrealized depreciation					(46,681)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krona
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 96.1%
Consumer Discretionary 14.4%
Hotels Restaurants & Leisure 2.4%
McDonald’s Corp.	109,800	4,946,490
Starbucks Corp.*	67,300	2,110,528
Yum! Brands, Inc.	23,000	1,328,480

		8,385,498
Household Durables 1.8%
KB Home	63,000	2,688,210
Lennar Corp. “A”	63,600	2,684,556
Snap-on, Inc.	20,900	1,005,290

		6,378,056
Media 4.4%
McGraw-Hill Companies, Inc.	86,000	5,407,680
Omnicom Group, Inc.	25,700	2,631,166
The DIRECTV Group, Inc.*	150,200	3,465,114
Walt Disney Co.	114,100	3,928,463

		15,432,423
Multiline Retail 3.0%
Family Dollar Stores, Inc.	50,300	1,489,886
Kohl’s Corp.*	57,100	4,374,431
Nordstrom, Inc.	68,400	3,621,096
Saks, Inc.	53,500	1,114,940

		10,600,353
Specialty Retail 2.8%
Dick’s Sporting Goods, Inc.*	33,000	1,922,580
Office Depot, Inc.*	64,600	2,270,044
Ross Stores, Inc.	77,800	2,676,320
The Sherwin-Williams Co.	27,600	1,822,704
TJX Companies, Inc.	37,300	1,005,608

		9,697,256

Consumer Staples 6.5%
Beverages 1.8%
Anheuser-Busch Companies, Inc.	70,700	3,567,522
PepsiCo, Inc.	41,300	2,625,028

		6,192,550
Food & Staples Retailing 1.2%
Safeway, Inc.	110,900	4,063,376
Food Products 0.4%
General Mills, Inc.	17,700	1,030,494
McCormick & Co., Inc.	10,300	396,756

		1,427,250
Household Products 1.5%
Colgate-Palmolive Co.	81,600	5,450,064
Tobacco 1.6%
Altria Group, Inc.	56,700	4,978,827
Loews Corp. - Carolina Group	8,500	642,685

		5,621,512
Energy 10.3%
Energy Equipment & Services 2.0%
Patterson-UTI Energy, Inc.	44,100	989,604
Tidewater, Inc.	54,200	3,175,036
Todco*	31,200	1,258,296
Unit Corp.*	31,200	1,578,408

		7,001,344
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	41,200	3,047,152
Devon Energy Corp.	60,000	4,153,200
ExxonMobil Corp.	80,940	6,106,923
Marathon Oil Corp.	39,400	3,893,902
Newfield Exploration Co.*	67,900	2,832,109
Plains Exploration & Production Co.*	65,300	2,947,642
Tesoro Corp.	28,600	2,872,298
Valero Energy Corp.	50,300	3,243,847

		29,097,073
Financials 18.8%
Capital Markets 5.1%
Bear Stearns Companies, Inc.	15,600	2,345,460
Lehman Brothers Holdings, Inc.	36,500	2,557,555
Morgan Stanley	83,900	6,607,964
The Goldman Sachs Group, Inc.	30,800	6,364,204

		17,875,183
Commercial Banks 2.5%
National City Corp.	30,800	1,147,300
Wells Fargo & Co.	222,200	7,650,346

		8,797,646
Diversified Financial Services 5.4%
Bank of America Corp.	182,200	9,295,844
Citigroup, Inc.	20,200	1,037,068
JPMorgan Chase & Co.	156,900	7,590,822
Moody’s Corp.	15,900	986,754

		18,910,488
Insurance 3.2%
Chubb Corp.	9,900	511,533
CNA Financial Corp.*	15,700	676,513

Genworth Financial, Inc. “A”	73,900	2,582,066
Loews Corp.	16,800	763,224
MetLife, Inc.	52,100	3,290,115
Philadelphia Consolidated Holding Corp.*	13,000	571,870
Principal Financial Group, Inc.	28,700	1,718,269
W. R. Berkley Corp.	32,100	1,063,152

		11,176,742
Real Estate Investment Trusts 1.9%
AMB Property Corp. (REIT)	3,200	188,128
Archstone-Smith Trust (REIT)	9,300	504,804
AvalonBay Communities, Inc. (REIT)	2,500	325,000
Equity Residential (REIT)	10,100	487,123
Essex Property Trust, Inc. (REIT)	600	77,688
Hospitality Properties Trust (REIT)	3,400	159,120
Host Hotels & Resorts, Inc. (REIT)	25,500	670,905
ProLogis (REIT)	16,400	1,064,852
Public Storage, Inc. (REIT)	9,600	908,832
Simon Property Group, Inc. (REIT)	11,200	1,246,000
The Macerich Co. (REIT)	1,900	175,484
Vornado Realty Trust (REIT)	8,700	1,038,258

		6,846,194
Thrifts & Mortgage Finance 0.7%
Fannie Mae	23,000	1,255,340
IndyMac Bancorp, Inc. (a)	44,700	1,432,635

		2,687,975
Health Care 12.9%
Biotechnology 2.4%
Amgen, Inc.*	91,500	5,113,020
Cephalon, Inc.*	45,000	3,204,450

		8,317,470
Health Care Equipment & Supplies 3.1%
Becton, Dickinson & Co.	51,500	3,959,835
Dade Behring Holdings, Inc.	18,000	789,300
Kinetic Concepts, Inc.*	47,200	2,390,208
Zimmer Holdings, Inc.*	45,000	3,843,450

		10,982,793
Health Care Providers & Services 0.8%
Laboratory Corp. of America Holdings*	27,300	1,982,799
WellCare Health Plans, Inc.*	7,700	656,425

		2,639,224
Life Sciences Tools & Services 0.8%
Applera Corp. - Applied Biosystems Group	49,600	1,466,672
Covance, Inc.*	13,900	824,826
Thermo Fisher Scientific, Inc.*	11,100	518,925

		2,810,423
Pharmaceuticals 5.8%
Abbott Laboratories	24,100	1,344,780
Endo Pharmaceuticals Holdings, Inc.*	28,600	840,840
Johnson & Johnson	155,000	9,340,300
Merck & Co., Inc.	22,000	971,740
Mylan Laboratories, Inc.	101,100	2,137,254
Pfizer, Inc.	22,850	577,191
Schering-Plough Corp.	207,400	5,290,774

		20,502,879
Industrials 9.8%
Aerospace & Defense 4.4%

Boeing Co.	72,300	6,428,193
Honeywell International, Inc.	34,900	1,607,494
Lockheed Martin Corp.	30,900	2,997,918
Raytheon Co.	58,400	3,063,664
Rockwell Collins, Inc.	20,000	1,338,600

		15,435,869
Airlines 0.5%
US Airways Group, Inc.*	43,200	1,964,736
Commercial Services & Supplies 1.7%
Avery Dennison Corp.	11,900	764,694
R. R. Donnelley & Sons Co.	55,900	2,045,381
Waste Management, Inc.	96,200	3,310,242

		6,120,317
Electrical Equipment 1.2%
Emerson Electric Co.	97,300	4,192,657
Industrial Conglomerates 1.0%
General Electric Co.	105,100	3,716,336
Machinery 0.2%
Manitowoc Co., Inc.	10,900	692,477
Road & Rail 0.7%
Hertz Global Holdings, Inc.*	15,300	362,610
Ryder System, Inc.	40,200	1,983,468

		2,346,078
Trading Companies & Distributors 0.1%
United Rentals, Inc.*	6,900	189,750
Information Technology 11.7%
Communications Equipment 0.1%
Cisco Systems, Inc.*	15,600	398,268
Computers & Peripherals 5.9%
Hewlett-Packard Co.	149,400	5,996,916
International Business Machines Corp.	80,700	7,606,782
Lexmark International, Inc. “A”*	47,900	2,800,234
Network Appliance, Inc.*	53,200	1,942,864
Western Digital Corp.*	139,300	2,341,633

		20,688,429
Internet Software & Services 1.2%
eBay, Inc.*	45,000	1,491,750
Google, Inc. “A”*	5,200	2,382,432
Yahoo!, Inc.*	11,800	369,222

		4,243,404
IT Services 0.8%
Acxiom Corp.	20,100	429,939
Computer Sciences Corp.*	13,000	677,690
Convergys Corp.*	26,600	675,906
Unisys Corp.*	98,900	833,727

		2,617,262
Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.*	15,700	313,843
Fairchild Semiconductor International, Inc.*	49,700	830,984
MEMC Electronic Materials, Inc.*	21,200	1,284,296
National Semiconductor Corp.	123,300	2,976,462

		5,405,585
Software 2.2%
Microsoft Corp.	252,400	7,034,388
Symantec Corp.*	41,000	709,300

		7,743,688
Materials 4.0%
Chemicals 2.1%
Celanese Corp. “A”	22,600	696,984
FMC Corp.	16,700	1,259,681
Huntsman Corp.	44,800	855,232
Lyondell Chemical Co.	109,100	3,269,727
Monsanto Co.	17,500	961,800
Westlake Chemical Corp.	11,700	317,655

		7,361,079
Containers & Packaging 0.1%
Sonoco Products Co.	12,300	462,234
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	51,700	3,422,023
Paper & Forest Products 0.8%
International Paper Co.	82,000	2,984,800
Telecommunication Services 4.3%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	111,000	4,376,730
Citizens Communications Co.	148,100	2,214,095
Verizon Communications, Inc.	189,700	7,193,424

		13,784,249
Wireless Telecommunication Services 0.4%
SBA Communications Corp. “A”*	12,300	363,465
Telephone & Data Systems, Inc.	11,600	691,592
United States Cellular Corp.*	2,100	154,245

		1,209,302
Utilities 3.4%
Electric Utilities 3.0%
Duke Energy Corp.	279,400	5,669,026
Entergy Corp.	18,900	1,982,988
Exelon Corp.	40,600	2,789,626

		10,441,640
Multi-Utilities 0.4%
KeySpan Corp.	4,700	193,405
PG&E Corp.	4,100	197,907
Sempra Energy	18,000	1,098,180

		1,489,492

Total Common Stocks (Cost $318,296,094)		337,803,447
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill , 4.97% **, 4/19/2007 (b) (Cost $760,326)	770,000	760,326
	Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $2,044,080)	2,044,080	2,044,080
Cash Equivalents 4.1%
Cash Management QP Trust, 5.33% (e) (Cost $14,383,534)	14,383,534	14,383,534
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 335,484,034)				101.0	354,991,387
Other Assets and Liabilities, Net				(1.0)	(3,561,084)

Net Assets				100.0	351,430,303

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $2,003,688 which is 0.6% of net assets.
(b)				At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2007 open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/14/2007	38	13,433,865	13,596,400	162,535

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 40.0%
DWS Blue Chip VIP "A"	307,992	3,871,475
DWS Capital Growth VIP "A"	92,233	1,695,244
DWS Davis Venture Value VIP "A"	192,562	2,638,455
DWS Dreman High Return Equity VIP "A"	99,272	1,403,319
DWS Dreman Small Mid Cap Value VIP "A"	114,785	1,977,100
DWS Global Opportunities VIP "A"	3,390	64,880
DWS Global Thematic VIP "A"	1,262	16,378
DWS Growth & Income VIP "A"	432,673	4,698,824
DWS Health Care VIP "A"	4,670	66,494
DWS International Select Equity VIP "A"	761	10,064
DWS International VIP "A"	155,864	2,169,633
DWS Large Cap Value VIP "A"	247,099	4,001,406
DWS Mid Cap Growth VIP "A"	1,840	24,273
DWS RREEF Real Estate Securities VIP "A"	27,983	648,086
DWS Small Cap Growth VIP "A"	20,698	304,680
DWS Technology VIP "A"	7,050	65,634

Total Equity Funds (Cost $23,197,182)		23,655,945
Fixed Income-Bond Funds 42.7%
DWS Core Fixed Income VIP "A"	2,088,082	23,013,883
DWS Government & Agency Securities VIP "A"	442	4,985
DWS High Income VIP "A"	371,595	1,776,211

DWS Strategic Income VIP "A"	42,147	446,319

Total Fixed Income-Bond Funds (Cost $26,740,002)		25,241,398
Fixed Income-Money Market Funds 13.2%
Cash Management QP Trust (Cost $7,835,436)	7,835,436	7,835,436
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 57,772,620)	95.9	56,732,779
Other Assets and Liabilities, Net	4.1	2,397,533

Net Assets	100.0	59,130,312

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 13.2%
Consumer Discretionary 1.5%
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	363,000	484,175
TCI Communications, Inc., 8.75%, 8/1/2015	848,000	1,001,584
Tele-Communications, Inc., 9.875%, 6/15/2022	250,000	328,256
Time Warner, Inc.:
7.625%, 4/15/2031	786,000	883,325
7.7%, 5/1/2032	173,000	196,137
Viacom, Inc.:
5.75%, 4/30/2011	830,000	841,391
6.875%, 4/30/2036	622,000	626,966
Wal-Mart Stores, Inc., 5.875%, 4/5/2027	1,071,000	1,073,537

		5,435,371
Energy 0.8%
Chesapeake Energy Corp., 6.875%, 1/15/2016 (a)	184,000	186,300
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (a)	517,000	493,366
7.5%, 2/1/2011	580,000	622,001
Sempra Energy, 4.621%, 5/17/2007	1,510,000	1,508,333

		2,810,000
Financials 6.0%
Ambac Financial Group, Inc., 6.15%, 2/15/2037	935,000	880,205
American General Finance Corp., Series I, 4.875%, 5/15/2010	3,929,000	3,913,260
BAC Capital Trust XI,, 6.625%, 5/23/2036 (a)	330,000	349,186
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	985,000	1,172,266
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,346,000	1,470,088
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	1,117,937
Glen Meadow Pass Through, 144A, 6.505%, 2/12/2067	935,000	948,184
Health Care Property Investors, Inc., (REIT), 6.0%, 1/30/2017	735,000	737,417

Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	1,310,000	1,285,948
Morgan Stanley, 5.45%, 1/9/2017	1,805,000	1,775,311
PartnerRe Finance II, 6.44%, 12/1/2066	697,000	689,049
Suntrust Preferred Capital I, 5.853%, 12/15/2011 (a)	1,330,000	1,348,608
The Travelers Companies, Inc., 6.25%, 3/15/2037	1,275,000	1,259,186
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	333,749
Wachovia Bank NA, 5.85%, 2/1/2037	1,505,000	1,467,554
Wachovia Capital Trust III, 5.8%, 3/15/2042	2,290,000	2,317,311
Western Union Co., 6.2%, 11/17/2036 (a)	1,125,000	1,068,075

		22,133,334
Telecommunication Services 0.3%
Embarq Corp., 7.995%, 6/1/2036	550,000	567,936
Sprint Nextel Corp., 6.0%, 12/1/2016	662,000	651,478

		1,219,414
Utilities 4.6%
Arizona Public Service Co., 6.875%, 8/1/2036	1,045,000	1,111,503
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	425,000	432,363
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,490,000	1,496,094
Commonwealth Edison Co.:
Series 99, 3.7%, 2/1/2008	455,000	446,605
Series 98, 6.15%, 3/15/2012	980,000	976,293
Constellation Energy Group, 7.6%, 4/1/2032	415,000	469,851
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,655,000	1,596,938
5.0%, 2/15/2012	145,000	143,275
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	560,000	570,502
7.5%, 6/30/2066	1,845,000	1,984,648
Energy East Corp., 6.75%, 7/15/2036	1,145,000	1,209,998
Entergy Mississippi, Inc., 5.92%, 2/1/2016	400,000	401,581
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	1,287,128
Nevada Power Co., Series N, 6.65%, 4/1/2036	1,470,000	1,531,899
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,792,689
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	1,552,982

		17,004,349

Total Corporate Bonds (Cost $48,559,189)		48,602,468
Foreign Bonds - US$ Denominated 5.9%
Energy 0.8%
Canadian Natural Resources, Ltd., 5.7%, 5/15/2017	1,150,000	1,144,684
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	1,661,000	1,661,830

		2,806,514
Financials 4.4%
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	610,000	622,016
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	1,002,000	978,470
Corp. Andina de Fomento, 5.75%, 1/12/2017	1,040,000	1,044,525
ICICI Bank Ltd., 144A, 5.75%, 1/12/2012	925,000	926,090
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,995,000	2,108,516
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	2,550,000	2,604,728
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,890,000	3,041,609
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	745,000	823,341
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049	2,715,000	2,674,318

TNK-BP Finance SA:
144A, 6.125%, 3/20/2012	230,000	228,275
144A, 6.625%, 3/20/2017	340,000	337,450
White Mountains Re Group, 144A, 6.375%, 3/20/2017	735,000	725,670

		16,115,008
Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	160,000	160,000
6.8%, 10/1/2016	245,000	246,225

		406,225
Materials 0.3%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,274,031
Telecommunication Services 0.3%
Telecom Italia Capital:
4.95%, 9/30/2014	484,000	455,925
6.2%, 7/18/2011	466,000	478,284

		934,209

Total Foreign Bonds - US$ Denominated (Cost $21,201,143)		21,535,987
Asset Backed 6.6%
Home Equity Loans
Ameriquest Mortgage Securities, Inc., "A5", Series 2004-FR1, 4.455%, 5/25/2034	2,450,000	2,414,441
Citigroup Mortgage Loan Trust, Inc., "A1", Series 2006-WFH4, 5.37% *, 11/25/2036	1,865,826	1,865,821
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	1,626,729	1,613,235
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,840,000	1,839,183
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	643,426
"A1B", Series 2007-S1, 5.888%, 11/25/2036	1,371,231	1,369,437
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	1,871,277
Credit-Based Asset Servicing and Securitization, "A2A", Series 2007-CB2, 5.891%, 2/25/2037	2,325,192	2,324,499
Merrill Lynch Mortgage Investors Trust, "A1A", Series 2005-NCB, 5.451%, 7/25/2036	226,104	225,207
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	944,997	936,514
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	19,218	19,191
Option One Mortgage Loan Trust, "2A1", Series 2006-3, 5.36% *, 2/25/2037	2,285,947	2,285,793
Popular ABS Mortgage Pass-Through Trust, "AF2", Series 2005-2, 4.415%, 4/25/2035	2,349,652	2,334,124
Residential Asset Securities Corp., "AI1", Series 2006-KS3, 5.39% *, 4/25/2036	961,623	961,826
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	536,242	535,261
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036	3,094,000	3,063,550

Total Asset Backed (Cost $24,282,678)		24,302,785
	Shares	Value ($)

Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0% (Cost $186,264)	7,384	197,291
	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 12.0%
Federal Home Loan Mortgage Corp.:
5.5%, 7/1/2031 (b)	2,475,000	2,448,703
6.0%, with various maturities from 12/1/2025 until 12/1/2034	2,580,577	2,611,138
Federal National Mortgage Association:

4.5%, with various maturities from 6/1/2019 until 10/1/2033	5,789,538	5,531,269
5.0%, 2/1/2034	622,370	602,890
5.5%, with various maturities from 7/1/2024 until 4/1/2036 (b)	18,750,157	18,627,939
6.0%, 4/1/2024	1,599,204	1,626,158
6.31%, 6/1/2008	1,500,000	1,504,002
6.5%, with various maturities from 3/1/2017 until 8/1/2036	9,098,946	9,288,082
7.0%, 7/1/2031 (b)	1,675,000	1,727,344
8.0%, 9/1/2015	34,148	35,766

Total US Government Agency Sponsored Pass-Throughs (Cost $44,094,386)		44,003,291
Commercial and Non-Agency Mortgage-Backed Securities 27.0%
Adjustable Rate Mortgage Trust:
"3A31", Series 2005-10, 5.42% *, 1/25/2036	1,265,000	1,261,652
"1A4", Series 2006-2, 5.766% *, 5/25/2036	1,705,000	1,736,531
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	2,635,000	2,595,370
Banc of America Mortgage Securities, "1A20", Series 2005-3, 5.5%, 4/25/2035	1,840,000	1,844,234
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	3,987,412	3,916,172
"2A1", Series 2006-4, 5.827% *, 10/25/2036	1,631,043	1,641,899
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-2, 6.39%, 11/18/2030	1,760,042	1,783,816
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.27% *, 12/25/2035	2,631,362	2,620,116
Citicorp Mortgage Securities, Inc.:
"A4", Series 2003-3, 5.5%, 3/25/2033	383,433	381,577
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,109,457	1,108,658
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,390,000	1,397,422
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	1,328,882	1,307,809
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	453,735	448,774
"1A2", Series 2006-AR2, 5.54% *, 3/25/2036	2,262,979	2,264,029
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,105,639	1,127,752
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD4, 5.322%, 12/11/2049	1,810,000	1,818,926
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,756,189	1,776,275
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	340,990	339,277
"A2", Series 2003-21T1, 5.25%, 12/25/2033	1,220,296	1,209,534
"A6", Series 2004-14T2, 5.5%, 8/25/2034	1,196,410	1,191,018
"7A1", Series 2004-J2, 6.0%, 12/25/2033	275,257	275,902
"1A1", Series 2004-J1, 6.0%, 2/25/2034	202,651	201,918
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	3,278,240	3,292,110
GS Mortgage Securities Corp. II, "C", Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,285,033
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 6.03% *, 3/25/2037	3,520,248	3,555,421
Indymac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.385%, 12/25/2036	2,039,888	2,033,354
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.814% *, 1/25/2037	1,637,367	1,644,456
JPMorgan Mortgage Trust:
"2A4L", Series 2006-A6, 5.575% *, 10/25/2036	1,840,000	1,848,223
"2A4", Series 2006-A2, 5.76% *, 4/25/2036	2,565,000	2,614,006
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,838,350	1,850,865
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,755,230	1,774,629
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	579,404	578,911
"5A1", Series 2005-2, 6.5%, 12/25/2034	168,308	170,307
"8A1", Series 2004-3, 7.0%, 4/25/2034	74,012	74,720
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,183,193	1,160,084

Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	210,000	206,476
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	916,622	922,189
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	1,667,730	1,673,148
"CB", Series 2004-QS2, 5.75%, 2/25/2034	746,950	734,696
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.641% *, 2/25/2037	2,720,386	2,726,864
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,474,053
"2A1", Series 2006-1, 5.616% *, 2/25/2036	1,428,091	1,433,130
"1A1", Series 2005-18, 5.664% *, 9/25/2035	1,171,774	1,177,533
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	762,327	731,119
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2005-C22, 5.446% *, 12/15/2044	1,820,000	1,830,230
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.192% *, 10/20/2035	2,505,722	2,491,944
Washington Mutual:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	177,476	176,477
"A1", Series 2003-S7, 4.5%, 8/25/2018	1,856,523	1,802,682
"1A1", Series 2006-AR16, 5.622% *, 12/25/2036	2,554,182	2,559,569
"1A4", Series 2006-AR8, 5.909% *, 8/25/2046	2,232,506	2,251,244
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR16, 5.112% *, 12/25/2035	1,660,000	1,651,049
"4A1", Series 2007-HY3, 5.357% *, 3/25/2037	3,161,183	3,150,912
Wells Fargo Mortgage Backed Securities Trust:
"1A6", Series 2003-1, 4.5%, 2/25/2018	52,350	52,126
"2A5", Series 2006-AR2, 5.09% *, 3/25/2036	5,303,339	5,258,332
"A4", Series 2005-AR14, 5.386% *, 8/25/2035	1,700,000	1,679,952
"A1", Series 2006-3, 5.5%, 3/25/2036	2,192,641	2,192,642
"A6", Series 2006-AR11, 5.526% *, 8/25/2036	2,750,000	2,780,073
"2A5", Series 2006-AR1, 5.556% *, 3/25/2036	1,700,000	1,693,551
"A1", Series 2006-AR16, 5.683% *, 10/25/2036	2,545,323	2,554,611
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,897,192	1,907,122

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $98,920,618)		99,242,504
Collateralized Mortgage Obligations 11.8%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,181,680	1,190,774
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,910,000	1,855,690
"PE", Series 2721, 5.0%, 1/15/2023	135,000	130,894
"EW", Series 2545, 5.0%, 3/15/2029	1,021,963	1,016,120
"BG", Series 2640, 5.0%, 2/15/2032	2,060,000	2,002,653
"PD", Series 2783, 5.0%, 1/15/2033	1,283,000	1,242,358
"TE", Series 2780, 5.0%, 1/15/2033	1,785,000	1,731,684
"NE", Series 2802, 5.0%, 2/15/2033	2,640,000	2,560,321
"OE", Series 2840, 5.0%, 2/15/2033	2,780,000	2,689,362
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,433,963
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,711,785
"PE", Series 2898, 5.0%, 5/15/2033	860,000	830,698
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	1,017,152
"UE", Series 2911, 5.0%, 6/15/2033	3,055,000	2,950,005
"PE", Series 2864, 5.0%, 6/15/2033	2,275,000	2,203,433
"BG", Series 2869, 5.0%, 7/15/2033	335,000	324,105
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,295,010
"NE", Series 2921, 5.0%, 9/15/2033	2,275,000	2,196,897
"QE", Series 2991, 5.0%, 8/15/2034	2,530,000	2,436,375
"PE", Series 2378, 5.5%, 11/15/2016	1,572,252	1,585,698

"CH", Series 2390, 5.5%, 12/15/2016	440,000	442,245
"PE", Series 2512, 5.5%, 2/15/2022	45,000	45,514
"YA", Series 2841, 5.5%, 7/15/2027	1,811,523	1,815,017
"PE", Series 2165, 6.0%, 6/15/2029	1,686,153	1,710,276
Federal National Mortgage Association:
"PE", Series 2005-44, 5.0%, 7/25/2033	650,000	625,975
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	418,798
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,482,716
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	504,699
"QC", Series 2002-11, 5.5%, 3/25/2017	640,000	644,941
"VD", Series 2002-56, 6.0%, 4/25/2020	28,520	28,448
"PH", Series 1999-19, 6.0%, 5/25/2029	1,696,789	1,726,424
"Z", Series 2001-14, 6.0%, 5/25/2031	1,065,464	1,084,040
"A2", Series 1998-M6, 6.32%, 8/15/2008	275,156	277,517
"HM", Series 2002-36, 6.5%, 12/25/2029	5,873	5,854

Total Collateralized Mortgage Obligations (Cost $43,679,128)		43,217,441
Municipal Bonds and Notes 5.0%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,530,000	1,629,205
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (c)	1,410,000	1,471,166
Indiana, Bond Bank Revenue, School Severance Funding, Series 11, 6.01%, 7/15/2021 (c)	1,965,000	2,027,585
Jersey City, NJ, Municipal Utilities Authority, Water Revenue, 4.55%, 5/15/2012 (c)	1,000,000	977,570
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	933,008
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, 5.83%, 12/1/2017 (c)	2,500,000	2,576,850
Menasha, WI, Anticipation Notes, Series B, 5.65%, 9/1/2009	1,310,000	1,317,533
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (c)	1,130,000	1,101,874
New York, General Obligation, Environmental Facilities Corp., 4.95%, 1/1/2013 (c)	1,500,000	1,492,845
Oklahoma City, OK, Airport Revenue, 5.2%, 10/1/2012 (c)	1,430,000	1,433,589
Oregon, School Board Association Taxable - Pension, 4.668%, 6/30/2020 (c)	1,135,000	1,070,861
Portland, OR, River District, Urban Renewal & Redevelopment, Series B, 3.35%, 6/15/2010 (c)	1,550,000	1,479,398
Trenton, NJ, School District General Obligation, 4.3%, 4/1/2011 (c)	1,040,000	1,011,317

Total Municipal Bonds and Notes (Cost $18,435,711)		18,522,801
US Treasury Obligations 16.4%
US Treasury Bonds:
6.0%, 2/15/2026 (a)	13,661,000	15,440,127
8.125%, 8/15/2019 (a)	7,571,000	9,887,256
US Treasury Notes:
3.375%, 2/15/2008 (a)	1,760,000	1,736,557
4.0%, 2/15/2015 (a)	1,879,000	1,801,345
4.625%, 12/31/2011 (a)	27,307,000	27,397,659
4.625%, 2/29/2012 (a)	2,696,000	2,706,005
4.75%, 3/31/2011 (a)	1,427,000	1,437,814

Total US Treasury Obligations (Cost $61,281,565)		60,406,763
	Shares	Value ($)

Securities Lending Collateral 17.7%
Daily Assets Fund Institutional, 5.35% (d) (e) (Cost $65,069,787)	65,069,787	65,069,787

	Cash Equivalents 2.7%
Cash Management QP Trust, 5.33% (f) (Cost $9,860,369)			9,860,369	9,860,369
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 435,570,838)			118.4	434,961,487
Other Assets and Liabilities, Net			(18.4)	(67,560,234)

Net Assets			100.0	367,401,253

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $63,648,960 which is 17.3% of net assets.
(b)	Mortgage dollar rolls included.
(c)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	1.5
	Financial Guaranty Insurance Co.	0.9
	Financial Security Assurance Inc.	0.6
	MBIA Corp.	0.2
	XL Capital Insurance	0.5

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 13.1%
Automobiles 1.6%
Harley-Davidson, Inc. (a)	116,700	6,856,125
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"*	26,900	1,180,910
H&R Block, Inc. (a)	181,500	3,818,760

		4,999,670
Household Durables 0.3%
Hunter Douglas NV	12,563	1,107,631
Internet & Catalog Retail 1.4%
Amazon.com, Inc.* (a)	70,900	2,821,111
Expedia, Inc.* (a)	25,499	591,067
IAC/InterActiveCorp.* (a)	26,699	1,006,819
Liberty Media Corp. – Interactive "A"*	65,500	1,560,210

		5,979,207
Media 7.0%
Comcast Corp. Special "A"*	493,450	12,568,172
Gannett Co., Inc.	17,100	962,559
Lagardere S.C.A.	48,500	3,734,422
Liberty Media Corp. - Capital "A"*	12,960	1,433,246
News Corp. "A"	330,200	7,634,224
Virgin Media, Inc.	78,632	1,985,458
WPP Group PLC (ADR) (a)	16,600	1,261,434

		29,579,515
Multiline Retail 0.3%
Sears Holdings Corp.*	6,200	1,116,992
Specialty Retail 1.3%
Bed Bath & Beyond, Inc.*	55,900	2,245,503
CarMax, Inc.*	46,400	1,138,656
Lowe's Companies, Inc.	64,400	2,027,956

		5,412,115
Consumer Staples 15.5%
Beverages 2.2%
Diageo PLC (ADR)	67,700	5,480,315
Heineken Holding NV	84,000	3,718,686

		9,199,001
Food & Staples Retailing 6.8%
Costco Wholesale Corp.	286,600	15,430,544
CVS/Caremark Corp.	155,059	5,293,714
Wal-Mart Stores, Inc.	163,400	7,671,630

		28,395,888
Food Products 0.6%
The Hershey Co. (a)	45,500	2,487,030
Household Products 1.1%
Procter & Gamble Co.	71,400	4,509,624
Personal Products 0.4%
Avon Products, Inc.	49,100	1,829,466
Tobacco 4.4%
Altria Group, Inc.	212,800	18,685,968

Energy 12.0%
Energy Equipment & Services 0.8%
Transocean, Inc.*	43,200	3,529,440
Oil, Gas & Consumable Fuels 11.2%
Canadian Natural Resources Ltd.	31,900	1,760,561
China Coal Energy Co. "H"*	1,478,200	1,577,806
ConocoPhillips	259,220	17,717,687
Devon Energy Corp.	133,400	9,233,948
EOG Resources, Inc.	112,100	7,997,214
Occidental Petroleum Corp.	179,500	8,851,145

		47,138,361
Financials 37.1%
Capital Markets 3.1%
Ameriprise Financial, Inc.	88,120	5,035,177
E*TRADE Financial Corp.*	24,900	528,378
Mellon Financial Corp.	93,100	4,016,334
Morgan Stanley	36,200	2,851,112
State Street Corp.	12,100	783,475

		13,214,476
Commercial Banks 7.9%
Commerce Bancorp, Inc. (a)	68,600	2,289,868
HSBC Holdings PLC	635,929	11,131,314
Wachovia Corp.	180,387	9,930,304
Wells Fargo & Co.	294,200	10,129,306

		33,480,792
Consumer Finance 4.2%
American Express Co.	314,900	17,760,360
Diversified Financial Services 7.3%
Citigroup, Inc.	166,300	8,537,842
JPMorgan Chase & Co.	352,684	17,062,852
Moody's Corp.	80,900	5,020,654

		30,621,348
Insurance 14.6%
Ambac Financial Group, Inc.	18,900	1,632,771
American International Group, Inc.	256,600	17,248,652
Aon Corp.	74,400	2,824,224
Berkshire Hathaway, Inc. "B"*	3,967	14,437,854
Chubb Corp.	21,100	1,090,237
Loews Corp.	206,400	9,376,752
Markel Corp.*	800	387,864
Millea Holdings, Inc.	11,600	429,192
Principal Financial Group, Inc.	24,700	1,478,789
Progressive Corp.	360,700	7,870,474
Sun Life Financial, Inc.	15,200	690,080
Transatlantic Holdings, Inc.	60,437	3,935,657

		61,402,546
Health Care 2.4%
Health Care Providers & Services
Cardinal Health, Inc.	56,900	4,150,855
Express Scripts, Inc.*	22,700	1,832,344
UnitedHealth Group, Inc.	80,000	4,237,600

		10,220,799

Industrials 7.2%
Air Freight & Logistics 0.4%
United Parcel Service, Inc. "B"	26,800	1,878,680
Commercial Services & Supplies 1.1%
D&B Corp.	49,900	4,550,880
Industrial Conglomerates 4.2%
Tyco International Ltd.	564,862	17,821,396
Road & Rail 0.4%
Kuehne & Nagel International AG (Registered)	20,820	1,712,512
Transportation Infrastructure 1.1%
China Merchants Holdings International Co., Ltd	729,579	3,081,347
Cosco Pacific Ltd.	562,600	1,393,990

		4,475,337
Information Technology 5.2%
Communications Equipment 0.3%
Nokia Oyj (ADR)	46,700	1,070,364
Computers & Peripherals 1.6%
Dell, Inc.*	182,600	4,238,146
Hewlett-Packard Co.	65,300	2,621,142

		6,859,288
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	11,000	370,590
IT Services 1.2%
Iron Mountain, Inc.* (a)	192,449	5,028,693
Software 2.0%
Microsoft Corp.	307,500	8,570,025
Materials 4.6%
Construction Materials 2.0%
Martin Marietta Materials, Inc.	33,500	4,529,200
Vulcan Materials Co.	33,800	3,937,024

		8,466,224
Containers & Packaging 2.1%
Sealed Air Corp.	278,800	8,810,080
Metals & Mining 0.5%
BHP Billiton PLC	50,300	1,121,475
Rio Tinto PLC	18,700	1,067,901

		2,189,376
Telecommunication Services 1.6%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR)	81,900	1,918,098
Sprint Nextel Corp.	245,900	4,662,264

		6,580,362

Total Common Stocks (Cost $280,939,442)		415,910,161
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $16,438,899)	16,438,899	16,438,899
Cash Equivalents 1.4%
Cash Management QP Trust, 5.33% (d) (Cost $5,873,305)	5,873,305	5,873,305

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 303,251,646)	104.0	438,222,365
Other Assets and Liabilities, Net	(4.0)	(16,764,155)

Net Assets	100.0	421,458,210

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $16,150,828 which is 3.8% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 7.0%
Multiline Retail 1.3%
Federated Department Stores, Inc.	309,710	13,952,436
Specialty Retail 5.7%
Borders Group, Inc.	671,400	13,709,988
Home Depot, Inc.	766,100	28,146,514
Lowe's Companies, Inc.	278,200	8,760,518
Staples, Inc.	511,347	13,213,206

		63,830,226
Consumer Staples 15.8%
Tobacco
Altria Group, Inc.	1,341,420	117,790,090
Imperial Tobacco Group PLC (ADR)	28,500	2,557,590
UST, Inc.	970,840	56,289,303

		176,636,983
Energy 21.6%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	552,200	23,733,556
Apache Corp.	341,300	24,129,910
Chevron Corp.	489,100	36,173,836
ConocoPhillips	1,297,294	88,670,045
Devon Energy Corp.	615,300	42,591,066
EnCana Corp.	156,300	7,913,469

Occidental Petroleum Corp.	365,900	18,042,529

		241,254,411
Financials 27.5%
Commercial Banks 5.3%
KeyCorp.	293,800	11,008,686
PNC Financial Services Group, Inc.	164,200	11,817,474
US Bancorp.	317,700	11,109,969
Wachovia Corp.	451,200	24,838,560

		58,774,689
Diversified Financial Services 4.2%
Bank of America Corp.	769,601	39,265,043
JPMorgan Chase & Co.	158,864	7,685,841

		46,950,884
Insurance 2.8%
Chubb Corp.	331,900	17,149,273
Hartford Financial Services Group, Inc.	146,888	14,039,555

		31,188,828
Thrifts & Mortgage Finance 15.2%
Fannie Mae	1,042,873	56,920,008
Freddie Mac	938,441	55,827,855
Sovereign Bancorp, Inc.	627,930	15,974,539
Washington Mutual, Inc.	1,021,375	41,243,123

		169,965,525
Health Care 14.3%
Biotechnology 1.3%
Amgen, Inc.*	263,100	14,702,028
Health Care Providers & Services 5.8%
Aetna, Inc.	502,000	21,982,580
Quest Diagnostics, Inc.	52,100	2,598,227
UnitedHealth Group, Inc.	758,700	40,188,339

		64,769,146
Pharmaceuticals 7.2%
Eli Lilly & Co.	107,000	5,746,970
Pfizer, Inc.	1,574,900	39,781,974
Wyeth	699,500	34,995,985

		80,524,929
Industrials 9.6%
Aerospace & Defense 2.4%
Northrop Grumman Corp.	146,300	10,858,386
United Technologies Corp.	258,300	16,789,500

		27,647,886
Industrial Conglomerates 7.2%
3M Co.	457,400	34,959,082
General Electric Co.	636,500	22,506,640
Tyco International Ltd.	720,205	22,722,468

		80,188,190
Materials 0.0%
Chemicals
Tronox, Inc. "B"	590	8,248

Telecommunication Services 2.1%
Diversified Telecommunication Services
Verizon Communications, Inc.	609,300	23,104,656
Utilities 1.8%
Independent Power Producers & Energy Traders
TXU Corp.	320,800	20,563,280

Total Common Stocks (Cost $857,446,471)		1,114,062,345
Cash Equivalents 0.0%
Cash Management QP Trust, 5.33% (a) (Cost $51,486)	51,486	51,486
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 857,497,957)	99.7	1,114,113,831
Other Assets and Liabilities, Net	0.3	2,936,183

Net Assets	100.0	1,117,050,014

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 9.5%
Auto Components 1.1%
Autoliv, Inc.	133,900	7,647,029
Diversified Consumer Services 1.2%
Regis Corp.	193,300	7,803,521
Household Durables 2.4%
Leggett & Platt, Inc.	334,150	7,575,180
Mohawk Industries, Inc.*	98,000	8,040,900

		15,616,080
Specialty Retail 3.4%
Foot Locker, Inc.	356,100	8,386,155
Men's Wearhouse, Inc.	188,700	8,878,335
United Auto Group, Inc.	269,000	5,460,700

		22,725,190
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.*	315,700	9,278,423

Consumer Staples 9.0%
Food & Staples Retailing 2.8%
Central European Distribution Corp.*	269,950	7,858,244
Ruddick Corp.	290,600	8,741,248
Weis Markets, Inc.	40,900	1,828,230

		18,427,722
Food Products 5.0%
Del Monte Foods Co.	704,900	8,092,252
Hormel Foods Corp.	170,200	6,329,738
Ralcorp Holdings, Inc.*	147,000	9,452,100
The J.M. Smucker Co.	169,400	9,032,408

		32,906,498
Tobacco 1.2%
Vector Group Ltd.	450,601	8,430,745
Energy 9.3%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc.*	175,400	10,294,226
Superior Energy Services, Inc.*	277,000	9,548,190

		19,842,416
Oil, Gas & Consumable Fuels 6.3%
Delta Petroleum Corp.*	367,200	8,430,912
OMI Corp.	366,200	9,836,132
Pinnacle Gas Resources, Inc. 144A*	241,000	2,704,502
Rosetta Resources, Inc. 144A*	68,400	1,404,936
St. Mary Land & Exploration Co.	184,800	6,778,464
Uranium Resources, Inc.*	1,510,025	12,306,704

		41,461,650
Financials 25.3%
Capital Markets 2.4%
A.G. Edwards, Inc.	124,800	8,633,664
Waddell & Reed Financial, Inc. "A"	313,700	7,315,484

		15,949,148
Commercial Banks 5.9%
Boston Private Financial Holdings, Inc.	278,600	7,778,512
Chittenden Corp.	265,200	8,006,388
Huntington Bancshares, Inc.	344,600	7,529,510
Sterling Financial Corp.	248,573	7,752,992
UCBH Holdings, Inc.	428,800	7,984,256

		39,051,658
Diversified Financial Services 0.0%
CMET Finance Holdings, Inc. 144A*	7,200	86,400
Insurance 10.8%
Arch Capital Group Ltd.*	124,800	8,512,608
Argonaut Group, Inc.*	240,900	7,795,524
CastlePoint Holdings Ltd. 144A*	436,100	7,130,235
Endurance Specialty Holdings Ltd.	236,500	8,452,510
Hanover Insurance Group, Inc.	168,100	7,752,772
HCC Insurance Holdings, Inc.	253,800	7,817,040
IPC Holdings, Ltd.	274,300	7,913,555
Platinum Underwriters Holdings Ltd.	266,900	8,562,152
Protective Life Corp.	165,100	7,271,004

		71,207,400

Real Estate Investment Trusts 4.1%
American Financial Realty Trust (REIT)	723,900	7,296,912
CBRE Realty Finance, Inc. (REIT) 144A	200,000	2,646,000
FBR Capital Markets Corp. (REIT) 144A*	95,600	1,457,900
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	27,800	153,456
Hospitality Properties Trust (REIT)	176,400	8,255,520
Ventas, Inc. (REIT)	173,700	7,317,981

		27,127,769
Thrifts & Mortgage Finance 2.1%
BankUnited Financial Corp. "A"	297,100	6,301,491
MAF Bancorp, Inc.	179,800	7,432,932

		13,734,423
Health Care 9.1%
Health Care Equipment & Supplies 5.0%
Bausch & Lomb, Inc.	145,100	7,423,316
Beckman Coulter, Inc.	127,300	8,133,197
Hillenbrand Industries, Inc.	141,700	8,412,729
Kinetic Concepts, Inc.*	179,500	9,089,880

		33,059,122
Health Care Providers & Services 2.6%
Healthspring, Inc.*	415,400	9,782,670
Lincare Holdings, Inc.*	205,300	7,524,245

		17,306,915
Life Sciences Tools & Services 1.5%
Varian, Inc.*	161,749	9,423,497
Industrials 18.9%
Aerospace & Defense 4.8%
Alliant Techsystems, Inc.*	99,700	8,765,624
Armor Holdings, Inc.*	106,600	7,177,378
Curtiss-Wright Corp.	211,000	8,131,940
DRS Technologies, Inc.	148,400	7,742,028

		31,816,970
Airlines 1.1%
Alaska Air Group, Inc.*	188,500	7,181,850
Building Products 1.0%
NCI Building Systems, Inc.*	142,600	6,807,724
Commercial Services & Supplies 2.5%
HNI Corp.	173,300	7,959,669
Kelly Services, Inc. "A"	260,500	8,388,100

		16,347,769
Electrical Equipment 4.9%
AMETEK, Inc.	233,100	8,051,274
General Cable Corp.*	186,100	9,943,323
Hubbell, Inc. "B"	135,000	6,512,400
Regal-Beloit Corp.	164,700	7,638,786

		32,145,783
Machinery 3.3%
Barnes Group, Inc.	377,200	8,679,372
Kennametal, Inc.	104,300	7,051,723
Mueller Water Products, Inc. "A"	465,200	6,424,412

		22,155,507

Trading Companies & Distributors 1.3%
WESCO International, Inc.*	133,000	8,349,740
Information Technology 7.8%
Communications Equipment 2.6%
Arris Group, Inc.*	454,000	6,392,320
CommScope, Inc.*	250,900	10,763,610

		17,155,930
Electronic Equipment & Instruments 2.7%
Anixter International, Inc.*	149,400	9,851,436
Avnet, Inc.*	213,700	7,723,118

		17,574,554
Software 2.5%
Fair Isaac Corp.	200,500	7,755,340
Jack Henry & Associates, Inc.	377,000	9,066,850

		16,822,190
Materials 3.8%
Chemicals 1.4%
Sigma-Aldrich Corp.	212,900	8,839,608
Metals & Mining 2.4%
IAMGOLD Corp.	807,400	6,225,054
RTI International Metals, Inc.*	106,600	9,701,666

		15,926,720
Telecommunication Services 1.2%
Diversified Telecommunication Services
Windstream Corp.	559,650	8,221,258
Utilities 3.6%
Electric Utilities 2.3%
ALLETE, Inc.	171,600	7,999,992
IDACORP, Inc.	220,600	7,465,104

		15,465,096
Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc. "A"*	12,179	112,778
Multi-Utilities 1.3%
Integrys Energy Group, Inc.	152,000	8,437,520

Total Common Stocks (Cost $596,858,888)		644,446,603
Cash Equivalents 1.7%
Cash Management QP Trust, 5.33% (a) (Cost $11,229,433)	11,229,433	11,229,433
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 608,088,321)	99.2	655,676,036
Other Assets and Liabilities, Net	0.8	4,969,959

Net Assets	100.0	660,645,995

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 89.7%
Argentina 0.3%
Banco Macro SA (ADR) (Cost $654,574)	18,400	624,496
Australia 0.0%
Australian Agricultural Co., Ltd. (Cost $40,731)	33,700	64,895
Austria 1.9%
Erste Bank der oesterreichischen Sparkassen AG	12,617	982,613
OMV AG	8,000	503,883
Wienerberger AG	31,168	1,946,472

(Cost $2,662,228)		3,432,968
Bermuda 0.5%
Tyco International Ltd. (Cost $678,942)	25,925	817,934
Brazil 4.8%
Diagnosticos da America SA*	47,500	1,048,998
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	72,600	2,209,218
Petroleo Brasileiro SA (ADR)	18,950	1,885,714
Santos-Brasil SA (Units)	170,100	2,105,300
Tam SA (ADR) (Preferred)*	28,300	751,648
Tim Participacoes SA (ADR) (Preferred)	21,400	695,072

(Cost $8,165,909)		8,695,950
Canada 1.1%
Coalcorp Mining, Inc.*	661,500	355,244
Goldcorp, Inc.	49,700	1,192,886
Meridian Gold, Inc.*	20,500	523,465

(Cost $1,554,372)		2,071,595
Channel Islands 0.4%
KKR Private Equity Investors LP (Units) (Cost $792,064)	32,100	778,425
China 0.4%
Shanghai Electric Group Co., Ltd. "H"	310,100	144,860
Sunshine Holdings Ltd.	2,390,000	551,363

(Cost $627,458)		696,223
Egypt 0.3%
Orascom Construction Industries (GDR) (REG S) (Cost $346,652)	5,321	540,082

Finland 0.5%
M-real Oyj "B" (Cost $860,376)	121,600	945,397
France 3.3%
PPR	15,470	2,473,879
Total SA	35,917	2,516,537
Vallourec SA	3,843	983,509

(Cost $4,714,777)		5,973,925
Germany 11.0%
Adidas AG	31,914	1,744,941
Axel Springer AG	7,996	1,393,930
BASF AG (a)	8,162	918,922
Bayer AG (a)	13,039	833,283
Commerzbank AG (a)	76,552	3,386,917
Deutsche Post AG (Registered)	26,651	806,736
Deutsche Telekom AG (Registered)	74,369	1,229,901
Fraport AG	12,084	882,667
GEA Group AG	38,334	1,061,040
GfK AG (a)	20,509	938,346
Hypo Real Estate Holding AG (a)	20,849	1,329,613
SAP AG (ADR) (a)	26,700	1,192,155
Siemens AG (Registered) (a)	11,658	1,246,179
Stada Arzneimittel AG (a)	28,867	1,752,642
TUI AG (a)	43,611	1,078,351

(Cost $16,159,747)		19,795,623
Greece 0.5%
Alpha Bank AE (Cost $949,674)	30,300	959,287
Hong Kong 3.4%
China Mobile Ltd. (ADR)	27,300	1,224,405
China Properties Group Ltd.*	2,164,000	866,874
China Water Affairs Group Ltd.*	1,226,300	558,729
China Yurun Food Group Ltd.	504,000	548,927
Great Eagle Holdings Ltd.	299,000	1,014,078
Hongkong & Shanghai Hotels Ltd.	695,757	1,095,259
Industrial & Commercial Bank of China (Asia) Ltd.	404,200	884,600

(Cost $5,621,015)		6,192,872
Hungary 0.9%
MOL Hungarian Oil and Gas Nyrt. (Cost $1,351,619)	13,800	1,591,830
India 0.4%
Infosys Technologies Ltd. (Cost $350,693)	15,800	732,838
Indonesia 0.6%
PT Telekomunikasi Indonesia (ADR) (Cost $1,026,987)	24,300	1,048,302
Israel 1.6%
NICE Systems Ltd. (ADR)*	37,200	1,265,544
Teva Pharmaceutical Industries Ltd. (ADR)	43,700	1,635,691

(Cost $2,503,005)		2,901,235
Italy 0.6%
ERG SpA (Cost $853,332)	40,300	1,102,536
Japan 5.0%
Aiful Corp. (a)	19,450	602,448
FANUC Ltd.	12,800	1,191,582

Mitsui Fudosan Co., Ltd.	68,000	1,996,605
Mizuho Financial Group, Inc. (a)	390	2,511,965
Nomura Holdings, Inc.	62,900	1,310,417
Promise Co., Ltd. (a)	12,900	486,049
Shinsei Bank Ltd.	207,000	992,490

(Cost $6,866,994)		9,091,556
Kazakhstan 0.5%
KazMunaiGas Exploration Production (GDR)* (Cost $582,672)	39,800	836,994
Korea 3.2%
CDNetworks Co., Ltd.*	15,720	446,135
Daesang Corp.*	39,266	509,189
Kangwon Land, Inc.	37,200	695,860
Kookmin Bank	13,100	1,175,213
Kookmin Bank (ADR)	6,500	585,975
Samsung Electronics Co., Ltd.	4,020	2,405,676

(Cost $5,450,632)		5,818,048
Malaysia 1.5%
AMMB Holdings Bhd.	958,600	1,042,469
Resorts World Bhd.	181,800	904,399
Steppe Cement Ltd.*	128,350	766,560

(Cost $1,824,231)		2,713,428
Mexico 1.6%
America Movil SA de CV "L" (ADR) (Cost $2,712,764)	61,200	2,924,748
Netherlands 2.4%
ABN AMRO Holding NV	73,784	3,175,744
Koninklijke DSM NV	26,064	1,167,782

(Cost $3,081,585)		4,343,526
Norway 0.4%
Cermaq ASA (Cost $747,348)	41,300	774,592
Pakistan 0.2%
MCB Bank Ltd. (GDR), 144A (Cost $362,694)	24,156	428,765
Russia 1.1%
Gazprom (ADR)	28,595	1,198,130
Surgutneftegaz (ADR) (a)	11,000	695,200

(Cost $1,935,380)		1,893,330
Singapore 0.4%
CapitaRetail China Trust (REIT)*	71,000	146,011
Food Empire Holdings Ltd.	891,000	604,904

(Cost $678,353)		750,915
South Africa 2.6%
Gold Fields Ltd. (ADR)	45,000	831,600
Gold Fields Ltd.	99,500	1,844,752
Lewis Group Ltd.	120,500	1,137,811
Naspers Ltd. "N"	33,000	798,332

(Cost $3,986,708)		4,612,495
Sweden 2.8%
OMX AB	72,700	1,512,241
Rezidor Hotel Group AB*	204,500	1,640,030

Telefonaktiebolaget LM Ericsson "B" (a)	500,500	1,842,076

(Cost $4,735,042)		4,994,347
Switzerland 4.2%
Credit Suisse Group (Registered) (a)	32,524	2,333,944
Nestle SA (Registered)	4,510	1,756,456
Novartis AG (Registered) (a)	15,443	885,798
UBS AG (Registered)	43,201	2,566,854

(Cost $6,651,086)		7,543,052
Taiwan 2.0%
Asustek Computer, Inc.	583,200	1,374,640
High Tech Computer Corp.	76,000	1,171,280
Hon Hai Precision Industry Co., Ltd.	156,000	1,046,537

(Cost $4,210,526)		3,592,457
Thailand 2.0%
Bangkok Bank PCL (Foreign Registered)	144,800	467,364
Kasikornbank PCL (Foreign Registered)	161,400	308,877
Seamico Securities PCL (Foreign Registered)	1,911,300	208,545
Siam City Bank PCL (Foreign Registered)	919,400	463,508
Thai Oil PCL (Foreign Registered)	781,900	1,306,517
TMB Bank PCL*	7,094,500	352,597
True Corp. PCL (Foreign Registered)*	3,196,900	497,661

(Cost $3,459,037)		3,605,069
Turkey 1.0%
Turkiye Garanti Bankasi AS	147,700	663,164
Turkiye Is Bankasi (Isbank) "C"	217,640	1,047,549

(Cost $1,220,538)		1,710,713
United Arab Emirates 0.4%
Emaar Properties (Cost $824,371)	246,603	742,102
United Kingdom 5.7%
Anglo American PLC	15,354	808,838
BHP Billiton PLC	73,164	1,631,245
GlaxoSmithKline PLC	122,790	3,375,602
Kingfisher PLC	228,937	1,253,554
Standard Chartered PLC	109,765	3,162,254

(Cost $8,537,668)		10,231,493
United States 20.2%
3Com Corp.*	159,000	621,690
Apple, Inc.*	18,500	1,718,835
Archer-Daniels-Midland Co.	10,200	374,340
BJ's Wholesale Club, Inc.*	19,400	656,302
BMB Munai, Inc.*	48,500	259,475
Briggs & Stratton Corp. (a)	25,500	786,675
Caterpillar, Inc.	33,800	2,265,614
Cisco Systems, Inc.*	109,275	2,789,791
Coca-Cola Co.	38,700	1,857,600
ExxonMobil Corp.	32,200	2,429,490
Gateway, Inc.*	238,500	522,315
General Electric Co.	88,875	3,142,620
General Mills, Inc.	29,450	1,714,579
Intel Corp.	91,500	1,750,395

Johnson & Johnson	20,450	1,232,317
Medtronic, Inc.	17,250	846,285
MetLife, Inc.	24,175	1,526,651
Monsanto Co.	32,800	1,802,688
Newmont Mining Corp.	14,500	608,855
Pantry, Inc.*	26,200	1,184,764
Pfizer, Inc.	49,075	1,239,635
Schlumberger Ltd.	25,825	1,784,507
St. Jude Medical, Inc.*	32,300	1,214,803
Symantec Corp.*	42,950	743,035
Walter Industries, Inc.	41,100	1,017,225
Wyeth	25,375	1,269,511
Zimmer Holdings, Inc.*	12,575	1,074,031

(Cost $31,202,389)		36,434,028

Total Common Stocks (Cost $138,984,173)		162,008,071
Preferred Stocks 2.1%
Brazil 1.1%
Net Servicos de Comunicacao SA* (Cost $1,576,604)	141,658	1,916,918
Germany 1.0%
Porsche AG (a) (Cost $960,354)	1,241	1,896,064

Total Preferred Stocks (Cost $2,536,958)		3,812,982
Exchange Traded Funds 2.3%
Biotech HOLDRs Trust	7,200	1,267,200
iShares Nasdaq Biotechnology Index Fund* (a)	38,825	2,942,159

Total Exchange Traded Funds (Cost $4,037,818)		4,209,359
	Contracts	Value ($)

Call Options Purchased 0.1%
Wal-Mart Stores, Inc. Expiration 6/16/2007, Strike Price $50.0 (Cost $215,955)	1,594	87,670
	Shares	Value ($)

Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $23,170,790)	23,170,790	23,170,790
Cash Equivalents 6.1%
Cash Management QP Trust, 5.33% (d) (Cost $11,041,241)	11,041,241	11,041,241
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 179,986,935)	113.2	204,330,113
Other Assets and Liabilities, Net	(13.2)	(23,777,745)

Net Assets	100.0	180,552,368

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $22,230,395 which is 12.3% of net assets.

(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2007, the DWS Global Thematic VIP had the following sector diversification:
		As a % of
		Common and
Sector	Market Value ($)	Preferred Stocks
Financials	41,188,067	24.8%
Industrials	22,297,625	13.5%
Information Technology	19,622,942	11.8%
Consumer Discretionary	18,588,057	11.2%
Energy	16,110,813	9.7%
Health Care	15,575,313	9.4%
Materials	14,771,599	8.9%
Consumer Staples	10,046,548	6.1%
Telecommunication Services	7,620,089	4.6%
Total Common and Preferred Stocks	165,821,053	100.0%

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 69.2%
Government National Mortgage Association:
5.0%, with various maturities from 4/20/2033 until 6/20/2036	27,818,219	27,081,021
5.5%, with various maturities from 10/15/2032 until 11/15/2035(c)	70,022,563	69,668,530
6.0%, with various maturities from 4/15/2013 until 1/20/2037(c)	43,448,556	44,046,110
6.5%, with various maturities from 3/15/2014 until 11/15/2036	20,774,178	21,314,855
7.0%, with various maturities from 10/15/2026 until 7/15/2036	2,257,078	2,355,873
7.5%, with various maturities from 4/15/2026 until 1/15/2037	2,741,165	2,860,376
8.0%, with various maturities from 12/15/2026 until 11/15/2031	734,356	779,793
8.5%, with various maturities from 5/15/2016 until 12/15/2030	100,139	107,519
9.5%, with various maturities from 6/15/2013 until 12/15/2022	56,070	61,089
10.0%, with various maturities from 2/15/2016 until 3/15/2016	20,981	23,250

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $170,142,247)		168,298,416
Agencies Not Backed by the Full Faith and Credit of the US Government 32.6%
Federal Home Loan Bank, 4.875%, 11/18/2011	25,000,000	25,027,600
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	63,630	61,682
4.612% *, 2/1/2035	698,362	695,795

	4.75%, 3/5/2012	25,000,000	24,891,250
	5.5%, 2/1/2017	56,794	57,104
	5.792% *, 10/1/2036	3,053,159	3,080,985
	5.836% *, 1/1/2037	2,460,026	2,485,181
	5.884% *, 9/1/2036	1,455,843	1,470,076
	5.893% *, 11/1/2036	1,347,129	1,360,377
	6.5%, 9/1/2032	171,532	176,309
	7.0%, with various maturities from 5/1/2029 until 8/1/2035	3,294,865	3,409,413
	7.5%, with various maturities from 1/1/2027 until 5/1/2032	146,104	152,771
	8.0%, 11/1/2030	2,982	3,139
	8.5%, 7/1/2030	3,542	3,801
Federal National Mortgage Association:
	Zero Coupon, 3/1/2037	3,000,000	3,029,648
	4.572% *, 1/1/2035	1,241,726	1,231,195
	4.679% *, 2/1/2035	1,013,904	1,008,470
	4.737% *, 5/1/2035	1,657,754	1,650,116
	5.0%, with various maturities from 2/13/2017 until 10/1/2033	5,193,757	5,163,057
	5.5%, with various maturities from 2/1/2033 until 6/1/2034	3,840,811	3,807,205
	7.0%, with various maturities from 9/1/2013 until 7/1/2034	589,423	611,535
	8.0%, 12/1/2024	13,665	14,438

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $79,748,659)			79,391,147
	Collateralized Mortgage Obligations 4.1%
Federal National Mortgage Association, "LO", Series 2005-50, Principal Only, 6/25/2035		1,151,286	886,842
Government National Mortgage Association:
	"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,102,468
	"B", Series 2005-88, 5.5%, 11/20/2035	1,804,000	1,749,754
	"ZA", Series 2006-7, 5.5%, 2/20/2036	1,804,125	1,702,945
	"FH", Series 1999-18, 5.57% *, 5/16/2029	2,422,481	2,436,910
	"FE", Series 2003-57, 5.62% *, 3/16/2033	194,342	194,859
	"FB", Series 2001-28, 5.82% *, 6/16/2031	917,140	924,511

Total Collateralized Mortgage Obligations (Cost $10,177,511)			9,998,289
	US Treasury Obligations 0.1%
US Treasury Bill, 4.97% **, 4/19/2007 (a) (Cost $189,528)		190,000	189,528
		Shares	Value ($)

	Cash Equivalents 20.5%
Cash Management QP Trust, 5.33% (b) (Cost $49,726,298)		49,726,298	49,726,298
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 309,984,243)		126.5	307,603,678
Other Assets and Liabilities, Net		(26.5)	(64,389,826)

Net Assets		100.0	243,213,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b)					Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)					Mortgage dollar rolls included.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At March 31, 2007, open futures contract purchased was as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year US Treasury Note	6/20/2007	73	7,881,378	7,893,125	11,747

At March 31, 2007, open futures contract sold was as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year US Treasury Note	6/20/2007	101	10,945,990	10,920,625	25,365

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 72.9%
DWS Blue Chip VIP "A"	962,540	13,822,069
DWS Capital Growth VIP "A"	545,773	10,031,301
DWS Davis Venture Value VIP "A"	1,117,837	15,627,367
DWS Dreman High Return Equity VIP "A"	1,152,735	16,680,076
DWS Dreman Small Mid Cap Value VIP "A"	622,416	12,591,480
DWS Global Opportunities VIP "A"	21,927	419,676
DWS Growth & Income VIP "A"	2,393,299	25,991,222
DWS Health Care VIP "A"	37,259	530,572
DWS International Select Equity VIP "A"	12,859	193,012
DWS International VIP "A"	1,607,303	22,373,664
DWS Large Cap Value VIP "A"	1,516,544	25,978,405
DWS Mid Cap Growth VIP "A"	8,113	107,004
DWS RREEF Real Estate Securities VIP "A"	181,645	4,206,888
DWS Small Cap Growth VIP "A"	192,884	2,839,259
DWS Technology VIP "A"	56,284	524,001

Total Equity Funds (Cost $140,279,530)		151,915,996
Fixed Income – Bond Funds 19.7%
DWS Core Fixed Income VIP "A"	3,385,563	39,001,684

DWS Government & Agency Securities VIP "A"	284	3,364
DWS High Income VIP "A"	132,767	1,054,169
DWS Strategic Income VIP "A"	86,259	972,139

Total Fixed Income - Bond Funds (Cost $41,075,135)		41,031,356
Fixed Income – Money Market Funds 3.5%
Cash Management QP Trust (Cost $7,168,502)	7,168,502	7,168,502
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 188,523,167)	96.1	200,115,854
Other Assets and Liabilities, Net	3.9	8,216,897

Net Assets	100.0	208,332,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS High Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 82.8%
Consumer Discretionary 20.6%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	519,302	584,215
Affinia Group, Inc., 9.0%, 11/30/2014	995,000	1,009,925
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	1,480,000	1,505,900
American Achievement Corp., 8.25%, 4/1/2012	300,000	306,000
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	400,000	379,000
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	670,000	671,675
8.0%, 3/15/2014	300,000	306,750
Buffets, Inc., 12.5%, 11/1/2014	400,000	416,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	605,000	617,100
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	350,000	371,000
Caesars Entertainment, Inc., 8.875%, 9/15/2008	725,000	755,812
Charter Communications Holdings LLC:
8.625%, 4/1/2009	45,000	45,000
Series B, 10.25%, 9/15/2010	975,000	1,027,406
10.25%, 9/15/2010	3,080,000	3,249,400
11.0%, 10/1/2015	2,782,000	2,886,325
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	735,000	615,562
CSC Holdings, Inc.:
7.25%, 7/15/2008	560,000	567,700
7.875%, 12/15/2007	1,694,000	1,713,057
Series B, 8.125%, 7/15/2009	190,000	196,650
Series B, 8.125%, 8/15/2009	200,000	207,000
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	195,000	207,919
Dex Media East LLC/Financial, 12.125%, 11/15/2012	5,197,000	5,684,219

EchoStar DBS Corp.:
6.625%, 10/1/2014	870,000	875,437
7.125%, 2/1/2016	675,000	696,937
Foot Locker, Inc., 8.5%, 1/15/2022	205,000	210,125
Ford Motor Co., 7.45%, 7/16/2031 (b)	580,000	448,775
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	2,200,000	1,848,000
General Motors Corp.:
7.2%, 1/15/2011 (b)	1,500,000	1,425,000
7.4%, 9/1/2025	550,000	448,250
8.375%, 7/15/2033 (b)	1,560,000	1,400,100
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	3,430,000	3,768,712
Group 1 Automotive, Inc., 8.25%, 8/15/2013	295,000	306,063
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	890,000	906,687
Hertz Corp.:
8.875%, 1/1/2014	1,445,000	1,556,987
10.5%, 1/1/2016 (b)	320,000	364,800
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	595,000	620,287
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	2,065,000	2,023,700
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	1,035,000	1,058,287
Jarden Corp., 7.5%, 5/1/2017	690,000	696,900
Lear Corp., Series B, 8.75%, 12/1/2016	495,000	472,725
Levi Strauss & Co., 10.11% **, 4/1/2012	45,000	45,900
Liberty Media Corp.:
5.7%, 5/15/2013	95,000	91,083
8.25%, 2/1/2030	795,000	794,769
8.5%, 7/15/2029 (b)	965,000	987,123
Majestic Star Casino LLC, 9.5%, 10/15/2010	110,000	115,363
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)	50,000	51,125
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	300,000	315,375
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	470,000	480,575
11.0%, 6/15/2012 (b)	210,000	198,965
MGM MIRAGE:
6.75%, 9/1/2012	245,000	243,469
8.375%, 2/1/2011 (b)	545,000	573,613
9.75%, 6/1/2007	950,000	954,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	980,000	1,021,650
NCL Corp., 10.625%, 7/15/2014	200,000	198,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)	1,670,000	1,503,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	620,000	658,750
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	275,000	303,188
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	3,698,000	3,827,430
PRIMEDIA, Inc., 8.875%, 5/15/2011	585,000	601,088
Quiksilver, Inc., 6.875%, 4/15/2015	460,000	433,550
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	405,000	389,813
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	3,740,000	3,964,400
Sbarro, Inc., 144A, 10.375%, 2/1/2015	350,000	364,000
Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014	690,000	703,800
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	700,000	575,750
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)	705,000	729,675
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)	1,345,000	1,350,044
Six Flags, Inc., 9.75%, 4/15/2013	850,000	809,625
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	300,000	312,000
Station Casinos, Inc., 6.5%, 2/1/2014	795,000	731,400

The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)	585,000	628,144
Travelport LLC, 144A, 9.985% **, 9/1/2014	300,000	306,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)	1,295,000	1,307,950
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)	825,000	808,500
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	1,490,000	1,504,900
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK) (b)	1,000,000	996,250
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	395,000	400,925
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	2,640,000	2,663,100
Young Broadcasting, Inc., 8.75%, 1/15/2014	2,495,000	2,326,587

		76,723,016
Consumer Staples 3.0%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	300,000	302,426
Del Laboratories, Inc., 8.0%, 2/1/2012	515,000	480,237
Delhaize America, Inc.:
8.05%, 4/15/2027	190,000	201,738
9.0%, 4/15/2031	2,680,000	3,220,076
General Nutrition Center, 144A, 9.796% **, 3/15/2014 (PIK)	690,000	676,200
Harry & David Holdings, Inc., 10.36% **, 3/1/2012	600,000	613,500
North Atlantic Trading Co., 9.25%, 3/1/2012	1,365,000	1,337,700
Pilgrim's Pride Corp., 7.625%, 5/1/2015	245,000	244,388
Rite Aid Corp.:
7.5%, 3/1/2017	995,000	982,562
8.625%, 3/1/2015	175,000	165,813
Viskase Co., Inc., 11.5%, 6/15/2011	3,100,000	3,131,000

		11,355,640
Energy 6.5%
Belden & Blake Corp., 8.75%, 7/15/2012	2,585,000	2,643,162
Chaparral Energy, Inc., 8.5%, 12/1/2015	710,000	701,125
Chesapeake Energy Corp.:
6.25%, 1/15/2018	620,000	612,250
6.875%, 1/15/2016	1,925,000	1,949,062
7.75%, 1/15/2015 (b)	255,000	265,838
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	895,000	917,375
Delta Petroleum Corp., 7.0%, 4/1/2015	1,160,000	1,044,000
Denbury Resources, Inc., 7.5%, 12/15/2015	340,000	343,400
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	200,000	200,500
7.625%, 10/15/2026	970,000	940,900
8.375%, 5/1/2016	1,305,000	1,357,200
El Paso Production Holding Corp., 7.75%, 6/1/2013	1,075,000	1,123,375
Frontier Oil Corp., 6.625%, 10/1/2011	435,000	433,913
Peabody Energy Corp., 7.375%, 11/1/2016	400,000	421,000
Plains Exploration & Production Co., 7.0%, 3/15/2017	490,000	492,450
Quicksilver Resources, Inc., 7.125%, 4/1/2016	385,000	379,225
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	150,000	151,125
144A, 7.5%, 11/30/2016	475,000	478,563
Stone Energy Corp.:
6.75%, 12/15/2014	1,715,000	1,603,525
144A, 8.11% **, 7/15/2010	480,000	480,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	495,000	568,742
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	970,000	919,075
Williams Companies, Inc.:
8.125%, 3/15/2012	3,685,000	4,007,437
8.75%, 3/15/2032 (b)	1,665,000	1,918,912

Williams Partners LP, 144A, 7.25%, 2/1/2017	495,000	523,463

		24,475,617
Financials 12.7%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	645,000	689,362
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,495,000	1,423,987
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	200,000	227,184
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	295,000	300,900
E*TRADE Financial Corp.:
7.375%, 9/15/2013	550,000	574,750
7.875%, 12/1/2015 (b)	410,000	442,288
8.0%, 6/15/2011	890,000	936,725
Ford Motor Credit Co.:
7.25%, 10/25/2011	3,820,000	3,712,669
7.375%, 10/28/2009	6,940,000	6,927,244
7.875%, 6/15/2010	1,860,000	1,866,917
8.11% **, 1/13/2012	475,000	464,323
GMAC LLC:
6.875%, 9/15/2011	8,105,000	8,112,854
8.0%, 11/1/2031	3,088,000	3,310,781
Hawker Beechcraft Acquisition Co. LLC:
144A, 8.5%, 4/1/2015	725,000	753,094
144A, 8.875%, 4/1/2015 (PIK)	930,000	961,388
144A, 9.75%, 4/1/2017 (b)	520,000	543,400
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	395,000	414,256
Idearc, Inc., 144A, 8.0%, 11/15/2016	2,980,000	3,065,675
iPayment, Inc., 9.75%, 5/15/2014	510,000	522,750
K&F Acquisition, Inc., Series AI, 7.75%, 11/15/2014	200,000	212,500
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015	350,000	343,875
144A, 10.625%, 4/1/2017	175,000	172,156
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,800,000	1,872,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,280,000	2,462,400
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	995,000	1,022,363
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	850,000	794,750
UCI Holding Co., Inc., 144A, 12.355% **, 12/15/2013 (PIK)	617,520	612,889
Universal City Development, 11.75%, 4/1/2010	2,540,000	2,689,225
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	1,395,000	1,400,231
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	400,000	405,000
144A, 9.75%, 2/15/2017 (b)	150,000	151,875

		47,389,811
Health Care 2.5%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	605,000	609,538
HCA, Inc.:
6.5%, 2/15/2016 (b)	530,000	451,163
144A, 9.125%, 11/15/2014	790,000	844,313
144A, 9.25%, 11/15/2016	1,750,000	1,887,812
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016 (b)	1,225,000	1,332,187
144A, 11.354% **, 6/15/2014	190,000	205,200
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	435,000	445,875
Tenet Healthcare Corp., 9.25%, 2/1/2015 (b)	2,510,000	2,484,900
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	990,000	1,004,850

		9,265,838

Industrials 9.2%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	695,000	733,225
Allied Security Escrow Corp., 11.375%, 7/15/2011	819,000	835,380
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,985,000	2,094,175
American Color Graphics, 10.0%, 6/15/2010	945,000	765,450
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	545,000	559,987
ARAMARK Corp.:
144A, 8.5%, 2/1/2015 (b)	595,000	618,800
144A, 8.86% **, 2/1/2015	295,000	303,113
Baldor Electric Co., 8.625%, 2/15/2017	495,000	523,463
Belden CDT, Inc., 144A, 7.0%, 3/15/2017	485,000	494,711
Browning-Ferris Industries:
7.4%, 9/15/2035	1,560,000	1,497,600
9.25%, 5/1/2021	920,000	998,200
Building Materials Corp. of America, 7.75%, 8/1/2014 (b)	190,000	186,675
Cenveo Corp., 7.875%, 12/1/2013	1,257,000	1,231,860
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	1,705,000	1,734,837
Congoleum Corp., 8.625%, 8/1/2008 *	1,200,000	1,104,000
DRS Technologies, Inc.:
6.625%, 2/1/2016 (b)	250,000	252,500
7.625%, 2/1/2018 (b)	1,405,000	1,461,200
Education Management LLC, 8.75%, 6/1/2014	480,000	505,200
Esco Corp.:
144A, 8.625%, 12/15/2013	995,000	1,054,700
144A, 9.23% **, 12/15/2013	445,000	462,800
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017	495,000	497,475
General Cable Corp.:
144A, 7.125%, 4/1/2017	520,000	523,250
144A, 7.725% **, 4/1/2015	725,000	725,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	200,000	198,500
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	375,000	403,125
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	1,660,000	1,423,450
8.875%, 4/1/2012 (b)	1,865,000	1,795,062
Kansas City Southern:
7.5%, 6/15/2009	395,000	403,888
9.5%, 10/1/2008	3,420,000	3,582,450
Millennium America, Inc., 9.25%, 6/15/2008	810,000	840,375
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	915,000	967,612
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	295,000	317,125
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	180,000	201,375
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	300,000	312,000
Riverdeep Bank, 11.55%, 12/15/2007	1,095,000	1,096,369
Ship Finance International Ltd., 8.5%, 12/15/2013	460,000	471,500
Titan International, Inc., 144A, 8.0%, 1/15/2012	1,490,000	1,532,837
TransDigm, Inc., 144A, 7.75%, 7/15/2014	295,000	304,588
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	990,000	987,525
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	335,000	341,700

		34,343,082
Information Technology 4.5%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	400,000	412,000
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014 (b)	495,000	495,619
L-3 Communications Corp.:
5.875%, 1/15/2015	2,205,000	2,141,606
Series B, 6.375%, 10/15/2015	730,000	723,613
Lucent Technologies, Inc., 6.45%, 3/15/2029	3,290,000	2,969,225

MasTec, Inc., 144A, 7.625%, 2/1/2017	695,000	703,688
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	1,370,000	1,287,800
Seitel, Inc., 144A, 9.75%, 2/15/2014	995,000	1,007,437
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	1,710,000	1,866,037
UGS Corp., 10.0%, 6/1/2012	1,610,000	1,760,937
Unisys Corp., 7.875%, 4/1/2008	2,890,000	2,904,450
Vangent, Inc., 144A, 9.625%, 2/15/2015	395,000	398,212

		16,670,624
Materials 11.7%
ARCO Chemical Co., 9.8%, 2/1/2020	4,940,000	5,767,450
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	1,005,000	706,013
Chemtura Corp., 6.875%, 6/1/2016	975,000	943,313
CPG International I, Inc.:
10.5%, 7/1/2013	1,510,000	1,585,500
12.117% **, 7/1/2012	645,000	667,575
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	1,945,000	1,802,120
Equistar Chemical Funding, 10.625%, 5/1/2011	1,215,000	1,281,825
Exopack Holding Corp., 11.25%, 2/1/2014	1,550,000	1,658,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	765,000	827,156
GEO Specialty Chemicals, Inc., 144A, 13.349% **, 12/31/2009 (c)	3,044,000	2,511,300
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	345,000	345,863
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	495,000	499,950
Hexcel Corp., 6.75%, 2/1/2015	2,040,000	2,015,181
Huntsman LLC, 11.625%, 10/15/2010	2,422,000	2,624,843
International Coal Group, Inc., 10.25%, 7/15/2014	650,000	653,250
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,365,000	1,148,306
Lyondell Chemical Co., 10.5%, 6/1/2013	335,000	366,825
MacDermid, Inc., 144A, 9.5%, 4/15/2017	435,000	445,875
Massey Energy Co.:
6.625%, 11/15/2010	1,175,000	1,186,750
6.875%, 12/15/2013 (b)	965,000	915,544
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	600,000	588,000
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	790,000	813,700
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	2,441,000	2,221,310
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	495,000	495,000
NewMarket Corp., 144A, 7.125%, 12/15/2016	1,190,000	1,184,050
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,785,000	2,959,062
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,962,795	29,442
Pliant Corp., 11.625%, 6/15/2009 (PIK)	11	12
Radnor Holdings Corp., 11.0%, 3/15/2010 *	265,000	994
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	420,000	443,100
Smurfit-Stone Container Enterprises, Inc., 144A, 8.0%, 3/15/2017	490,000	478,975
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	345,000	346,294
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	1,550,000	1,542,250
The Mosaic Co., 144A, 7.375%, 12/1/2014	890,000	927,825
TriMas Corp., 9.875%, 6/15/2012	1,371,000	1,369,286
United States Steel Corp., 9.75%, 5/15/2010	979,000	1,027,950
Witco Corp., 6.875%, 2/1/2026	390,000	332,475
Wolverine Tube, Inc., 10.5%, 4/1/2009	850,000	850,000

		43,562,864
Telecommunication Services 4.4%
American Cellular Corp., Series B, 10.0%, 8/1/2011 (b)	123,000	130,226
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)	1,185,000	1,278,319

10.125%, 6/15/2013	365,000	394,200
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	1,995,000	2,069,812
8.375%, 1/15/2014 (b)	1,280,000	1,308,800
Citizens Communications Co., 144A, 6.625%, 3/15/2015	605,000	603,488
Dobson Cellular Systems, 9.875%, 11/1/2012	780,000	850,200
Dobson Communications Corp., 8.875%, 10/1/2013	700,000	721,000
Insight Midwest LP, 9.75%, 10/1/2009	319,000	324,184
Intelsat Corp., 144A, 9.0%, 6/15/2016	345,000	379,931
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	745,000	787,837
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	2,855,000	2,952,924
Qwest Corp., 7.25%, 9/15/2025	1,395,000	1,438,594
Rural Cellular Corp., 9.875%, 2/1/2010	925,000	975,875
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	1,075,000	1,107,250
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,075,000	1,173,884
Windstream Corp., 8.625%, 8/1/2016	45,000	49,219

		16,545,743
Utilities 7.7%
AES Corp., 144A, 8.75%, 5/15/2013	4,945,000	5,266,425
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	3,885,000	4,254,075
CMS Energy Corp., 8.5%, 4/15/2011	3,270,000	3,556,125
Mirant Americas Generation LLC, 8.3%, 5/1/2011	365,000	374,125
Mirant North America LLC, 7.375%, 12/31/2013	360,000	369,000
Mission Energy Holding Co., 13.5%, 7/15/2008	2,890,000	3,150,100
NRG Energy, Inc.:
7.25%, 2/1/2014	1,560,000	1,599,000
7.375%, 2/1/2016	3,155,000	3,241,762
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,095,000	4,468,669
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	1,040,000	1,060,800
Sierra Pacific Resources:
6.75%, 8/15/2017	1,160,000	1,184,129
8.625%, 3/15/2014 (b)	200,000	216,346

		28,740,556

Total Corporate Bonds (Cost $307,411,911)		309,072,791
Foreign Bonds - US$ Denominated 12.4%
Consumer Discretionary 2.1%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	495,000	499,950
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	595,000	598,719
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,795,000	1,900,456
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)	265,000	295,475
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	495,000	519,750
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,482,000	2,326,875
Unity Media GmbH, 144A, 10.375%, 2/15/2015	410,000	434,600
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	200,000	205,000
144A, 9.125%, 2/1/2017	600,000	615,000
Series A, 11.75%, 11/1/2013	225,000	250,594

		7,646,419
Consumer Staples 0.2%
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	600,000	610,500

Energy 0.4%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	595,000	618,800
Secunda International Ltd., 13.36% **, 9/1/2012	890,000	923,375

		1,542,175
Financials 1.3%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,685,000	3,060,900
Doral Financial Corp., 6.19% **, 7/20/2007	800,000	756,018
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	590,000	557,550
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	575,000	506,000

		4,880,468
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010	1,535,000	1,565,224
Industrials 1.5%
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	465,000	441,750
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	280,000	289,800
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	1,345,000	1,360,131
9.375%, 5/1/2012	1,220,000	1,311,500
12.5%, 6/15/2012	1,026,000	1,099,872
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	795,000	827,794
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *	100,000	15,500

		5,445,847
Information Technology 0.4%
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	195,000	200,850
7.75%, 5/15/2017	495,000	516,037
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	950,000	954,750

		1,671,637
Materials 1.8%
Cascades, Inc., 7.25%, 2/15/2013	1,471,000	1,471,000
ISPAT Inland ULC, 9.75%, 4/1/2014	1,820,000	2,008,592
Novelis, Inc., 7.25%, 2/15/2015	1,915,000	2,025,112
Rhodia SA, 8.875%, 6/1/2011	581,000	605,693
Tembec Industries, Inc., 8.625%, 6/30/2009	690,000	487,313

		6,597,710
Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)	605,000	764,115
Republic of Argentina, 5.475% **, 8/3/2012 (PIK)	1,200,000	862,200

		1,626,315
Telecommunication Services 3.9%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	1,950,000	1,969,500
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015 (b)	100,000	97,000
144A, 9.125%, 1/15/2015 (PIK) (b)	225,000	215,438
Embratel, Series B, 11.0%, 12/15/2008	212,000	231,610
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	285,000	279,300
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015	100,000	102,000
144A, 9.25%, 6/15/2016	295,000	326,713
144A, 11.25%, 6/15/2016	895,000	1,015,825

Intelsat Ltd., 5.25%, 11/1/2008		895,000	880,456
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		1,000,000	1,042,500
Millicom International Cellular SA, 10.0%, 12/1/2013		810,000	886,950
Mobifon Holdings BV, 12.5%, 7/31/2010		2,251,000	2,436,707
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		810,000	866,700
144A, 10.125%, 7/15/2013		820,000	899,950
144A, 10.75%, 7/15/2016		695,000	771,450
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		370,000	364,450
Stratos Global Corp., 9.875%, 2/15/2013		380,000	405,650
Virgin Media Finance PLC, 8.75%, 4/15/2014		1,700,000	1,768,000

			14,560,199

Total Foreign Bonds - US$ Denominated (Cost $45,276,506)			46,146,494
Foreign Bonds - Non US$ Denominated 1.7%
Consumer Discretionary 0.1%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	385,000	493,730
Financials 0.5%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	500,000	688,798
144A, 10.0%, 12/1/2016	EUR	295,000	417,720
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	445,000	632,350

			1,738,868
Materials 0.6%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	400,000	499,608
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	595,000	809,734
Rhodia SA, 144A, 6.507% **, 10/15/2013	EUR	640,000	870,760

			2,180,102
Sovereign Bonds 0.3%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	720,577	991,460
Telecommunication Services 0.2%
BCM Ireland Preferred, 144A, 10.814% **, 2/15/2017 (PIK)	EUR	500,000	659,576
Hellas Telecommunications V, 144A, 7.257% **, 10/15/2012	EUR	100,000	136,424

			796,000

Total Foreign Bonds - Non US$ Denominated (Cost $5,933,195)			6,200,160
		Shares	Value ($)

Preferred Stocks 0.0%
ION Media Networks, Inc. 14.25%, (PIK) (Cost $9,006)		1	7,900
		Principal Amount ($)(a)	Value ($)

Loan Participation 0.1%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.54% **, 6/4/2010 (Cost $706,250)		706,250	565,000
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009 *		95	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*		1,350	0

Total Warrants (Cost $1)							0
						Units		Value ($)

	Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029						1,100,000		957,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012						1,735,000		1,127,750

Total Other Investments (Cost $2,274,455)							2,084,750
						Shares		Value ($)

	Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*						24,225		20,592
GEO Specialty Chemicals, Inc. 144A*						2,206		1,875
IMPSAT Fiber Networks, Inc.*						13,327		123,008

Total Common Stocks (Cost $1,058,657)							145,475
	Convertible Preferred Stock 0.1%
ION Media Networks, Inc. : 144A, 9.75%, (PIK)						60		262,905
Series AI, 144A, 9.75%, (PIK)						6		26,100

Total Convertible Preferred Stocks (Cost $455,025)							289,005
	Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 5.35% (d) (e) (Cost $36,511,375)						36,511,375		36,511,375
	Cash Equivalents 0.4%
Cash Management QP Trust, 5.33% (f) (Cost $1,439,572)						1,439,572		1,439,572
						% of Net Assets		Value ($)

Total Investment Portfolio (Cost $ 401,075,953)						107.9		402,462,522
Other Assets and Liabilities, Net						(7.9)		(29,405,652)

Net Assets						100.0		373,056,870

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,126,938	1,104,000
	Grupo Iusacell SA de CV	10.0%	7/15/2004	285,000	USD	182,087	279,300
	Oxford Automotive, Inc.	12.0%	10/15/2010	1,962,795	USD	1,598,566	29,442
	Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	242,396	994
	Supercanal Holding SA	11.5%	5/15/2005	100,000	USD	10,000	15,500
						3,159,987	1,429,236

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan amounting to $35,726,782. In addition, included in other assets and liabilities, net is a pending sale, amounting to $41,754 that is also on loan. The value of all securities loaned at March 31, 2007 amounted to $35,768,536 which is 9.6% of net assets.

(c)				Security has a deferred interest payment of $92,407 from March 31, 2006.
(d)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending.
(f)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At March 31, 2007, the open credit default swap contract purchased was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid to the Portfolio	Underlying Debt Obligation	Unrealized Depreciation ($)

3/30/2007 6/20/2012	3,500,000†	Fixed — 2.75%	Dow Jones CDX High Yield	(21,387)

Counterparty:

† Chase Securities, Inc.

As of March 31, 2007, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation
USD	701,942	EUR	525,000	4/11/2007	(311)
EUR	4,037,000	USD	5,309,543	4/11/2007	(85,665)
EUR	254,569	USD	330,980	5/11/2007	(9,652)
EUR	530,000	USD	692,959	5/11/2007	(16,221)
EUR	354,000	USD	462,370	5/11/2007	(11,309)
Total Unrealized Depreciation					(123,158)
Currency Abbreviations
EUR	Euro
USD	United States Dollar

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 96.6%
Austria 1.5%
Erste Bank der oesterreichischen Sparkassen AG (Cost $3,541,600)	58,800	4,579,347

Belgium 3.8%
KBC Groep NV (Cost $11,588,325)	92,900	11,554,996
Brazil 2.9%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	96,300	2,930,409
Petroleo Brasileiro SA (ADR)	58,500	5,821,335

(Cost $6,201,705)		8,751,744
Canada 2.9%
Shoppers Drug Mart Corp. (Cost $8,580,173)	200,900	8,900,853
China 1.3%
Shanghai Electric Group Co., Ltd. "H" (Cost $3,331,174)	8,068,600	3,769,167
Finland 1.5%
Nokian Renkaat Oyj (a) (Cost $2,226,279)	166,700	4,565,067
France 3.2%
Societe Generale	24,757	4,278,478
Total SA	77,215	5,410,095

(Cost $5,751,841)		9,688,573
Germany 11.4%
Bayer AG	95,640	6,112,072
E.ON AG	38,614	5,250,068
Fresenius Medical Care AG & Co.	35,594	5,178,955
GEA Group AG	112,043	3,101,217
Hypo Real Estate Holding AG	138,897	8,857,946
Merck KGaA	46,887	6,045,434

(Cost $21,408,949)		34,545,692
Greece 2.0%
National Bank of Greece SA (Cost $4,520,115)	113,800	6,035,184
Hong Kong 1.5%
Esprit Holdings Ltd. (Cost $4,089,469)	393,500	4,598,010
Ireland 1.0%
Anglo Irish Bank Corp. PLC (Cost $1,789,401)	138,308	2,956,140
Italy 4.4%
Banca Italease (a)	86,700	5,553,483
UniCredito Italiano SpA	819,500	7,799,945

(Cost $9,532,949)		13,353,428
Japan 14.7%
Canon, Inc.	243,800	13,096,181
Eisai Co., Ltd.	92,000	4,411,066
Komatsu Ltd.	198,000	4,167,006
Mitsui Fudosan Co., Ltd.	190,000	5,578,751
ORIX Corp.	21,300	5,549,134
Sumitomo Corp.	127,000	2,284,793
Suzuki Motor Corp.	195,000	5,063,646
Yamaha Motor Co., Ltd.	145,800	4,082,994

(Cost $37,265,404)		44,233,571
Kazakhstan 0.5%
KazMunaiGas Exploration Production (GDR)* (Cost $1,119,208)	76,100	1,600,383

Korea 1.2%
Samsung Electronics Co., Ltd. (GDR), 144A (Cost $2,669,982)	12,190	3,708,808
Luxembourg 1.3%
Millicom International Cellular SA* (a) (Cost $1,689,985)	48,200	3,776,952
Mexico 3.0%
Fomento Economico Mexicano SAB de CV (ADR)	29,400	3,245,466
Grupo Financiero Banorte SA de CV "O"	1,217,100	5,777,731

(Cost $6,728,615)		9,023,197
Netherlands 1.5%
Royal Numico NV (Cost $4,510,051)	86,700	4,471,741
New Zealand 0.5%
Fletcher Building Ltd. (a) (Cost $1,557,813)	204,000	1,603,001
Norway 1.7%
Statoil ASA (a) (Cost $5,160,055)	190,300	5,181,490
Pakistan 0.5%
MCB Bank Ltd. (GDR), 144A (Cost $1,370,680)	88,108	1,563,924
Spain 3.4%
Obrascon Huarte Lain SA	38,852	1,648,358
Telefonica SA	387,011	8,530,313

(Cost $8,730,238)		10,178,671
Sweden 5.8%
Atlas Copco AB "B"	174,700	5,566,642
Rezidor Hotel Group AB*	620,500	4,976,227
Tele2 AB "B"	178,900	2,933,501
Telefonaktiebolaget LM Ericsson "B"	1,098,900	4,044,471

(Cost $15,005,995)		17,520,841
Switzerland 6.0%
Compagnie Financiere Richemont AG "A" (Unit)	85,419	4,776,547
Lonza Group AG (Registered)* (a)	51,273	4,928,352
Nestle SA (Registered) (a)	6,480	2,523,688
Roche Holding AG (Genusschein)	32,618	5,771,197

(Cost $13,396,700)		17,999,784
United Arab Emirates 0.4%
Emaar Properties (Cost $1,373,931)	411,504	1,238,339
United Kingdom 18.7%
3i Group PLC	375,586	8,396,138
AMEC PLC	1,226,311	12,789,935
Aviva PLC	286,269	4,216,557
Capita Group PLC	452,858	6,082,142
Greene King PLC	229,746	4,986,724
Shire PLC	229,905	4,745,869
Standard Chartered PLC	189,680	5,464,550
Tesco PLC	509,561	4,454,669
Whitbread PLC	140,137	5,203,751

(Cost $48,599,178)		56,340,335

Total Common Stocks (Cost $231,739,815)		291,739,238

Preferred Stocks 1.8%
Germany
Porsche AG (Cost $3,250,712)		3,468	5,298,590
Securities Lending Collateral 9.4%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $28,392,920)		28,392,920	28,392,920
Cash Equivalents 0.6%
Cash Management QP Trust, 5.33% (d) (Cost $1,938,163)		1,938,163	1,938,163
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 265,321,610)		108.4	327,368,911
Other Assets and Liabilities, Net		(8.4)	(25,384,134)

Net Assets		100.0	301,984,777

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $27,156,857 which is 9.0% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At March 31, 2007 the DWS International Select Equity VIP had the following sector diversification:
		As a % of
		Common and
Sector	Market Value ($)	Preferred Stocks
Financials	89,400,643	30.0%
Consumer Discretionary	43,551,556	14.7%
Industrials	42,339,669	14.3%
Health Care	26,152,521	8.8%
Consumer Staples	23,596,417	7.9%
Information Technology	20,849,460	7.0%
Energy	18,013,303	6.1%
Telecommunication Services	15,240,766	5.1%
Materials	12,643,425	4.3%
Utilities	5,250,068	1.8%
Total	297,037,828	100.0%

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 95.0%
Consumer Discretionary 15.7%
Hotels Restaurants & Leisure 2.2%
Four Seasons Hotels Ltd. (a)	31,305	2,513,791
Melco PBL Entertainment (Macau) Ltd. (ADR)*	143,925	2,322,950

		4,836,741
Household Durables 0.6%
NVR, Inc.* (a)	1,955	1,300,075
Media 7.8%
British Sky Broadcasting Group PLC	425,666	4,724,326
Clear Channel Outdoor Holdings, Inc. "A"* (a)	19,155	503,968
Lamar Advertising Co. "A" (a)	47,135	2,968,091
Marvel Entertainment, Inc.* (a)	135,922	3,771,836
News Corp. "B" (a)	60,670	1,484,595
XM Satellite Radio Holdings, Inc. "A"* (a)	239,490	3,094,211

		16,547,027
Multiline Retail 1.1%
Nordstrom, Inc.	43,920	2,325,125
Specialty Retail 4.0%
Best Buy Co., Inc.	54,725	2,666,202
PETsMART, Inc.	86,580	2,853,677
Tiffany & Co. (a)	65,230	2,966,660

		8,486,539
Consumer Staples 7.9%
Food & Staples Retailing 4.0%
CVS/Caremark Corp.	186,955	6,382,644
Whole Foods Market, Inc. (a)	47,895	2,148,091

		8,530,735
Household Products 2.6%
Procter & Gamble Co.	86,895	5,488,288
Tobacco 1.3%
Altria Group, Inc.	31,920	2,802,895
Energy 15.4%
Energy Equipment & Services 1.4%
Halliburton Co.	92,260	2,928,332
Oil, Gas & Consumable Fuels 14.0%
Apache Corp.	19,630	1,387,841
EnCana Corp.	101,658	5,146,945
EOG Resources, Inc.	22,780	1,625,125
ExxonMobil Corp.	70,310	5,304,889
Hess Corp.	91,714	5,087,376
Peabody Energy Corp.	24,850	999,964
Suncor Energy, Inc.	81,753	6,220,876
Valero Energy Corp.	62,160	4,008,698

		29,781,714
Financials 11.1%
Capital Markets 0.8%
UBS AG (Registered)	28,820	1,712,773

Commercial Banks 3.0%
Commerce Bancorp, Inc. (a)	78,105	2,607,145
US Bancorp.	107,922	3,774,032

		6,381,177
Diversified Financial Services 4.6%
Citigroup, Inc.	87,958	4,515,764
JPMorgan Chase & Co.	109,380	5,291,804

		9,807,568
Insurance 0.4%
American International Group, Inc.	13,650	917,553
Thrifts & Mortgage Finance 2.3%
Fannie Mae	88,195	4,813,683
Health Care 9.2%
Biotechnology 2.5%
Amylin Pharmaceuticals, Inc.* (a)	67,055	2,505,175
Celgene Corp.*	6,595	345,974
Genentech, Inc.*	24,275	1,993,463
Neurocrine Biosciences, Inc.* (a)	30,825	385,312

		5,229,924
Health Care Equipment & Supplies 1.4%
Align Technology, Inc.* (a)	115,280	1,828,341
Nobel Biocare Holding AG (Bearer)	3,195	1,164,782

		2,993,123
Health Care Providers & Services 2.2%
Coventry Health Care, Inc.*	56,240	3,152,252
Express Scripts, Inc.*	18,205	1,469,508

		4,621,760
Pharmaceuticals 3.1%
Roche Holding AG (Genusschein)	24,721	4,373,958
Sanofi-Aventis (a)	25,647	2,230,361

		6,604,319
Industrials 10.7%
Aerospace & Defense 2.5%
Boeing Co.	33,380	2,967,816
Empresa Brasiliera de Aeronautica SA (ADR)	50,265	2,305,153

		5,272,969
Air Freight & Logistics 1.0%
United Parcel Service, Inc. "B"	30,300	2,124,030
Commercial Services & Supplies 0.6%
Corporate Executive Board Co.	12,500	949,500
Waste Management, Inc.	10,620	365,434

		1,314,934
Electrical Equipment 3.3%
Rockwell Automation, Inc.	60,500	3,622,135
Suntech Power Holdings Co., Ltd. (ADR)* (a)	100,000	3,461,000

		7,083,135
Industrial Conglomerates 2.9%
General Electric Co.	176,365	6,236,266
Machinery 0.4%
Caterpillar, Inc.	12,135	813,409

Information Technology 23.7%
Communications Equipment 2.8%
Corning, Inc.*	43,665	992,942
Nokia Oyj (ADR)	114,305	2,619,871
QUALCOMM, Inc.	57,475	2,451,883

		6,064,696
Computers & Peripherals 5.1%
Dell, Inc.*	132,500	3,075,325
EMC Corp.*	415,995	5,761,531
Rackable Systems, Inc.* (a)	119,745	2,032,072

		10,868,928
Internet Software & Services 4.0%
Google, Inc. "A"*	6,705	3,071,963
Yahoo!, Inc.*	173,375	5,424,904

		8,496,867
IT Services 1.4%
Infosys Technologies Ltd. (ADR)	40,000	2,010,000
Satyam Computer Services, Ltd. (ADR)	40,000	908,000

		2,918,000
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.* (a)	328,900	4,295,434
NVIDIA Corp.*	106,804	3,073,819
Samsung Electronics Co., Ltd. (GDR), 144A	14,365	4,370,551
Spansion, Inc. "A"* (a)	181,740	2,215,411
Texas Instruments, Inc.	99,915	3,007,442

		16,962,657
Software 2.4%
Electronic Arts, Inc.*	57,935	2,917,607
Red Hat, Inc.* (a)	95,795	2,196,579

		5,114,186
Materials 1.3%
Metals & Mining 0.3%
Barrick Gold Corp.	22,755	649,655
Paper & Forest Products 1.0%
Weyerhaeuser Co.	28,820	2,154,007

Total Common Stocks (Cost $163,686,828)		202,183,090
Other 5.1%
Financials
Capital Markets 3.3%
Merrill Lynch International:
Convertible, Celgene Corp., 144A, 6.97%	32,322	1,706,602
Convertible, Peabody Energy Corp., 144A, 10.5%	42,872	1,739,746
Morgan Stanley:
Convertible, Altria Group, Inc., 144A, 8.07%	52,790	1,889,618
Convertible, Google, Inc., 144A, 7.15%	3,734	1,739,297

		7,075,263
Diversified 1.8%
Allegro Investment Corp. SA:
Convertible, Appell Petroleum Corp., 144A, 9.08%	22,453	2,032,881
Convertible, Corning, Inc., 144A, 10.4%	82,125	1,853,150

		3,886,031

Total Other (Cost $10,945,317)						10,961,294
Securities Lending Collateral 15.3%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $32,574,622)					32,574,622	32,574,622
Cash Equivalents 0.0%
Cash Management QP Trust, 5.33% (d) (Cost $37,425)					37,425	37,425
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 207,244,192)					115.4	245,756,431
Other Assets and Liabilities, Net					(15.4)	(32,863,010)

Net Assets					100.0	212,893,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
(a)					All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $31,779,435 which is 14.9% of net assets.
(b)					Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)					Represents collateral held in connection with securities lending.
(d)					Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
As of March 31, 2007 the Portfolio had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	(Depreciation) ($)
EUR	1,115,000	USD	1,458,509	6/8/2007	(35,051)
EUR	200,000	USD	266,333	10/17/2007	(2,628)
CHF	1,355,000	USD	1,104,319	6/8/2007	(17,369)
CHF	925,000	USD	763,208	8/15/2007	(6,546)
Total net unrealized depreciation					(61,594)

Currency Abbreviations
CHF	Swiss Franc	USD	United States Dollar
EUR	Euro

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 6.9%
Hotels Restaurants & Leisure 1.0%
McDonald's Corp.	69,100	3,112,955
Multiline Retail 2.4%
Federated Department Stores, Inc.	99,800	4,495,990
Target Corp.	46,600	2,761,516

		7,257,506
Specialty Retail 3.5%
Best Buy Co., Inc.	77,200	3,761,184
Staples, Inc.	174,100	4,498,744
TJX Companies, Inc.	91,600	2,469,536

		10,729,464
Consumer Staples 7.0%
Food & Staples Retailing 1.4%
CVS/Caremark Corp.	125,900	4,298,226
Food Products 1.5%
General Mills, Inc.	79,800	4,645,956
Household Products 1.4%
Colgate-Palmolive Co.	64,400	4,301,276
Tobacco 2.7%
Altria Group, Inc.	53,400	4,689,054
Reynolds American, Inc. (a)	55,700	3,476,237

		8,165,291
Energy 16.4%
Energy Equipment & Services 4.8%
Baker Hughes, Inc.	52,700	3,485,051
ENSCO International, Inc. (a)	58,600	3,187,840
Noble Corp.	40,000	3,147,200
Schlumberger Ltd.	69,700	4,816,270

		14,636,361
Oil, Gas & Consumable Fuels 11.6%
Chevron Corp.	52,000	3,845,920
ConocoPhillips	76,800	5,249,280
Devon Energy Corp.	67,700	4,686,194
ExxonMobil Corp.	109,300	8,246,685
Noble Energy, Inc.	87,700	5,231,305
Suncor Energy, Inc.	68,300	5,214,705
XTO Energy, Inc.	58,500	3,206,385

		35,680,474
Financials 22.9%
Capital Markets 1.7%
Morgan Stanley	40,400	3,181,904
The Goldman Sachs Group, Inc.	9,800	2,024,974

		5,206,878
Commercial Banks 6.4%
National City Corp.	81,300	3,028,425
US Bancorp.	167,500	5,857,475
Wachovia Corp.	141,300	7,778,565

Wells Fargo & Co.	88,200	3,036,726

		19,701,191
Diversified Financial Services 6.4%
Bank of America Corp.	136,626	6,970,658
Citigroup, Inc.	122,000	6,263,480
JPMorgan Chase & Co.	135,500	6,555,490

		19,789,628
Insurance 6.9%
Aflac, Inc.	78,400	3,689,504
American International Group, Inc.	70,900	4,765,898
Genworth Financial, Inc. "A"	85,900	3,001,346
Hartford Financial Services Group, Inc.	53,200	5,084,856
MetLife, Inc.	24,500	1,547,175
Prudential Financial, Inc.	34,100	3,077,866

		21,166,645
Thrifts & Mortgage Finance 1.5%
Washington Mutual, Inc.	113,700	4,591,206
Health Care 8.1%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	133,800	7,047,246
Health Care Providers & Services 1.6%
WellPoint, Inc.*	61,900	5,020,090
Pharmaceuticals 4.2%
Abbott Laboratories	85,300	4,759,740
Pfizer, Inc.	176,600	4,460,916
Wyeth	74,700	3,737,241

		12,957,897
Industrials 10.7%
Aerospace & Defense 5.3%
Honeywell International, Inc.	81,000	3,730,860
L-3 Communications Holdings, Inc.	50,300	4,399,741
Raytheon Co.	56,600	2,969,236
United Technologies Corp.	80,200	5,213,000

		16,312,837
Industrial Conglomerates 2.0%
General Electric Co.	173,500	6,134,960
Machinery 2.2%
Illinois Tool Works, Inc.	47,400	2,445,840
Ingersoll-Rand Co., Ltd. "A"	100,700	4,367,359

		6,813,199
Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	46,000	3,699,780
Information Technology 9.0%
Communications Equipment 3.8%
Cisco Systems, Inc.*	118,000	3,012,540
Harris Corp.	92,200	4,697,590
Nokia Oyj (ADR)	175,600	4,024,752

		11,734,882
Computers & Peripherals 2.2%
Hewlett-Packard Co.	82,697	3,319,458

International Business Machines Corp.	38,800	3,657,288

		6,976,746
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	173,900	3,185,848
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	272,900	2,933,675

		6,119,523
Software 1.0%
Symantec Corp.*	173,900	3,008,470
Materials 5.6%
Chemicals 3.4%
Air Products & Chemicals, Inc.	53,500	3,956,860
Dow Chemical Co.	78,300	3,590,838
E.I. du Pont de Nemours & Co.	59,800	2,955,914

		10,503,612
Containers & Packaging 1.2%
Sonoco Products Co.	98,200	3,690,356
Metals & Mining 1.0%
Goldcorp, Inc.	123,100	2,956,862
Telecommunication Services 4.8%
Diversified Telecommunication Services
AT&T, Inc.	204,200	8,051,606
Verizon Communications, Inc.	176,200	6,681,504

		14,733,110
Utilities 6.0%
Electric Utilities 3.9%
Allegheny Energy, Inc.*	76,200	3,744,468
Duke Energy Corp.	200,000	4,058,000
FPL Group, Inc.	68,100	4,165,677

		11,968,145
Independent Power Producers & Energy Traders 0.7%
TXU Corp.	33,600	2,153,760
Multi-Utilities 1.4%
Dominion Resources, Inc.	49,100	4,358,607

Total Common Stocks (Cost $249,789,294)		299,473,139
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $1,233,200)	1,233,200	1,233,200
Cash Equivalents 2.6%
Cash Management QP Trust, 5.33% (d) (Cost $7,791,633)	7,791,633	7,791,633
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 258,814,127)	100.4	308,497,972
Other Assets and Liabilities, Net	(0.4)	(1,109,486)

Net Assets	100.0	307,388,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $1,207,848 which is 0.4% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 96.5%
Consumer Discretionary 24.1%
Internet & Catalog Retail 3.3%
NutriSystem, Inc.* (a)	38,900	2,038,749
Specialty Retail 10.3%
Abercrombie & Fitch Co. "A"	10,800	817,344
Coldwater Creek, Inc.* (a)	60,300	1,222,884
Guess?, Inc. (a)	45,100	1,826,099
Urban Outfitters, Inc.* (a)	94,200	2,497,242

		6,363,569
Textiles, Apparel & Luxury Goods 10.5%
Coach, Inc.*	63,900	3,198,195
Polo Ralph Lauren Corp.	37,540	3,309,151

		6,507,346
Energy 7.2%
Energy Equipment & Services 2.2%
National-Oilwell Varco, Inc.*	8,000	622,320
Rowan Companies, Inc. (a)	23,050	748,433

		1,370,753
Oil, Gas & Consumable Fuels 5.0%
Southwestern Energy Co.*	37,300	1,528,554
Ultra Petroleum Corp.* (a)	28,830	1,531,738

		3,060,292
Financials 10.6%
Capital Markets 8.7%
Affiliated Managers Group, Inc.* (a)	22,310	2,417,288
Jefferies Group, Inc. (a)	22,800	660,060
Nuveen Investments "A" (a)	23,900	1,130,470
T. Rowe Price Group, Inc.	25,700	1,212,783

		5,420,601
Diversified Financial Services 1.9%
Nasdaq Stock Market, Inc.* (a)	39,600	1,164,636

Health Care 15.4%
Biotechnology 1.0%
Cephalon, Inc.* (a)	8,500	605,285
Health Care Equipment & Supplies 7.3%
Cytyc Corp.*	30,400	1,039,984
Hologic, Inc.*	22,700	1,308,428
Kyphon, Inc.* (a)	22,000	993,080
Mentor Corp. (a)	25,300	1,163,800

		4,505,292
Health Care Providers & Services 4.2%
AMERIGROUP Corp.*	37,580	1,142,432
Pediatrix Medical Group, Inc.*	26,200	1,494,972

		2,637,404
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.*	38,820	1,814,835
Industrials 15.3%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	27,800	881,260
Electrical Equipment 3.1%
Roper Industries, Inc.	34,850	1,912,568
Machinery 9.4%
Joy Global, Inc.	29,590	1,269,411
Oshkosh Truck Corp.	36,780	1,949,340
Terex Corp.*	35,880	2,574,749

		5,793,500
Trading Companies & Distributors 1.4%
WESCO International, Inc.* (a)	13,800	866,364
Information Technology 20.7%
Communications Equipment 5.6%
Comverse Technologies, Inc.*	87,290	1,863,641
F5 Networks, Inc.*	23,500	1,566,980

		3,430,621
Computers & Peripherals 2.3%
Network Appliance, Inc.*	38,800	1,416,976
Internet Software & Services 6.1%
Akamai Technologies, Inc.* (a)	45,300	2,261,376
Digital River, Inc.* (a)	27,600	1,524,900

		3,786,276
IT Services 1.8%
Cognizant Technology Solutions Corp. "A"*	12,650	1,116,616
Semiconductors & Semiconductor Equipment 4.9%
MEMC Electronic Materials, Inc.*	50,000	3,029,000
Software 0.0%
Glu Mobile, Inc.* (a)	900	9,000
Materials 1.1%
Metals & Mining
Allegheny Technologies, Inc. (a)	6,600	704,154
Telecommunication Services 2.1%
Wireless Telecommunication Services
NII Holdings, Inc.* (a)	17,560	1,302,601

Total Common Stocks (Cost $44,251,179)		59,737,698
Securities Lending Collateral 26.4%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $16,335,257)	16,335,257	16,335,257
Cash Equivalents 2.0%
Cash Management QP Trust, 5.33% (d) (Cost $1,243,507)	1,243,507	1,243,507
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 61,829,943)	124.9	77,316,462
Other Assets and Liabilities, Net	(24.9)	(15,400,934)

Net Assets	100.0	61,915,528

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $14,768,453. In addition, included in other assets and liabilities are pending sales, amounting to $1,223,232, that are also on loan. The value of all securities loaned at March 31, 2007 amounted to $15,991,685 which is 25.8% of net assets.

(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 58.5%
DWS Blue Chip VIP "A"	904,085	11,364,353
DWS Capital Growth VIP "A"	400,220	7,356,035
DWS Davis Venture Value VIP "A"	810,181	11,100,972
DWS Dreman High Return Equity VIP "A"	668,654	9,452,146
DWS Dreman Small Mid Cap Value VIP "A"	562,596	9,690,377
DWS Global Opportunities VIP "A"	20,374	389,957
DWS Global Thematic VIP "A"	1,444	18,739
DWS Growth & Income VIP "A"	1,733,958	18,830,784
DWS Health Care VIP "A"	19,166	272,931
DWS International Select Equity VIP "A"	2,753	36,387
DWS International VIP "A"	857,214	11,932,415
DWS Large Cap Value VIP "A"	1,121,861	18,166,908
DWS Mid Cap Growth VIP "A"	7,574	99,907
DWS RREEF Real Estate Securities VIP "A"	125,066	2,896,523
DWS Small Cap Growth VIP "A"	136,394	2,007,719

DWS Technology VIP "A"	28,418	264,570

Total Equity Funds (Cost $100,318,482)		103,880,723
Fixed Income-Bond Funds 34.1%
DWS Core Fixed Income VIP "A"	5,029,698	55,435,034
DWS Government & Agency Securities VIP "A"	55	618
DWS High Income VIP "A"	547,851	4,015,588
DWS Strategic Income VIP "A"	94,666	1,002,465

Total Fixed Income-Bond Funds (Cost $64,046,088)		60,453,705
Fixed Income-Money Market Funds 3.1%
Cash Management QP Trust (Cost $5,540,351)	5,540,351	5,540,351
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 169,904,921)	95.7	169,874,779
Other Assets and Liabilities, Net	4.3	7,594,285

Net Assets	100.0	177,469,064

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 25.5%
Alliance & Leicester PLC, 5.335%, 6/11/2007	3,700,000	3,700,036
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 6/1/2007	1,500,000	1,500,000
Bank of America NA, 5.25%, 9/7/2007	1,700,000	1,700,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	10,000,000	10,000,000
5.35%, 7/25/2007	3,000,000	3,000,000
5.36%, 4/23/2007	3,500,000	3,500,000
Barclays Bank PLC, 5.32%, 5/8/2007	3,000,000	3,000,000
Calyon, 5.325%, 8/31/2007	2,000,000	2,000,560
Citibank NA, 5.315%, 5/2/2007	6,000,000	6,000,000
CIT Group, Inc., 7.375%, 4/2/2007	5,350,000	5,350,281
Depfa Bank PLC, 5.32%, 5/11/2007	10,000,000	10,000,000
Five Finance, Inc., 144A, 5.7%, 7/3/2007	3,500,000	3,500,000
HBOS Treasury Services PLC, 5.31%, 4/10/2007	8,000,000	8,000,000
HSH Nordbank AG, 5.35%, 4/13/2007	3,500,000	3,500,000
Mizuho Corporate Bank:
5.3%, 5/7/2007	2,000,000	2,000,000
5.305%, 4/4/2007	4,500,000	4,500,002
5.32%, 4/10/2007	2,000,000	2,000,000
5.325%, 4/20/2007	3,000,000	3,000,000
5.335%, 5/8/2007	2,000,000	2,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	3,500,000	3,500,000

Norinchukin Bank, 5.27%, 9/10/2007	1,500,000	1,500,000
Societe Generale:
5.32%, 5/11/2007	8,000,000	8,000,000
5.34%, 7/19/2007	3,500,000	3,500,000

Total Certificates of Deposit and Bank Notes (Cost $94,750,879)		94,750,879
Commercial Paper** 32.4%
Beta Finance, Inc., 5.21%, 7/27/2007	3,500,000	3,440,736
CAFCO LLC, 5.27%, 5/3/2007	7,000,000	6,967,209
Cancara Asset Securitization LLC:
5.24%, 6/20/2007	3,500,000	3,459,244
5.28%, 4/5/2007	12,000,000	11,992,960
5.346%, 4/3/2007	3,000,000	2,999,109
CC (USA), Inc., 5.245%, 5/14/2007	7,000,000	6,956,146
Cedar Springs Capital Co., LLC, 5.29%, 4/23/2007	4,000,000	3,987,069
Cobbler Funding LLC, 5.235%, 6/12/2007	4,000,000	3,958,120
Fortune Brands, Inc., 5.32%, 4/13/2007	2,521,000	2,516,529
Gannett Co., Inc., 5.33%, 4/11/2007	1,300,000	1,298,075
Giro Balanced Funding Corp., 5.285%, 4/9/2007	3,000,000	2,996,477
Giro Funding US Corp.:
5.275%, 4/26/2007	7,000,000	6,974,358
5.28%, 4/23/2007	7,000,000	6,977,413
Greyhawk Funding LLC, 5.245%, 5/17/2007	4,000,000	3,973,192
Hewlett-Packard Co., 5.28%, 4/20/2007	3,500,000	3,490,247
KBC Financial Products International Ltd., 5.2%, 5/14/2007	4,000,000	3,975,156
Lake Constance Funding LLC, 5.255%, 4/27/2007	1,500,000	1,494,307
Links Finance LLC, 5.24%, 6/18/2007	7,500,000	7,414,850
Nieuw Amsterdam Receivables Corp.:
5.275%, 4/4/2007	3,000,000	2,998,681
5.28%, 4/18/2007	2,000,000	1,995,013
5.28%, 4/24/2007	4,000,000	3,986,507
Perry Global Funding LLC, Series A, 5.24%, 6/25/2007	7,500,000	7,407,208
Procter & Gamble International Funding S.C.A., 5.25%, 4/19/2007	9,000,000	8,976,375
Prudential PLC, 5.245%, 5/9/2007	3,000,000	2,983,391
Verizon Communications, Inc., 5.33%, 4/2/2007	7,000,000	6,998,964

Total Commercial Paper (Cost $120,217,336)		120,217,336
Funding Agreements 3.2%
New York Life Insurance Co., 5.41% *, 9/18/2007 (Cost $12,000,000)	12,000,000	12,000,000
Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.537% *, 4/2/2007 (a) (Cost $4,500,000)	4,500,000	4,500,000
Asset Backed 0.8%
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048 (Cost $2,982,244)	2,982,244	2,982,244
Short-Term Notes* 34.0%
American Express Bank FSB, 5.29%, 11/8/2007	8,000,000	7,999,525
American Honda Finance Corp.:
5.33%, 11/9/2007	4,000,000	4,000,000
5.38%, 1/23/2008	3,000,000	3,001,179
5.46%, 4/13/2007	500,000	500,016
144A, 5.46%, 5/11/2007	5,500,000	5,500,775
Banco Espanol de Credito SA, 144A, 5.339%, 4/18/2012	3,700,000	3,700,000
BellSouth Corp., 5.485%, 11/15/2007	7,000,000	7,005,888
BNP Paribas:

5.3%, 10/3/2007	10,000,000	9,998,133
5.31%, 10/26/2010	3,000,000	3,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 10/19/2007	1,000,000	1,000,000
Calyon, 144A, 5.32%, 4/15/2008	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	3,000,000	2,999,589
Credit Suisse, 5.36%, 4/24/2007	6,000,000	6,000,004
Danske Bank AS, 144A, 5.29%, 3/20/2013	3,200,000	3,199,659
DNB NOR Bank ASA, 5.31%, 5/25/2011	9,500,000	9,500,000
General Electric Capital Corp., 5.28%, 8/19/2011	10,000,000	10,000,000
International Business Machine Corp., 5.33%, 12/8/2010	3,000,000	3,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	500,000	500,000
JPMorgan Chase & Co., 5.435%, 6/14/2007	1,500,000	1,500,287
K2 (USA) LLC, 144A, 5.36%, 2/26/2008	8,000,000	8,002,117
Links Finance LLC, 144A, 5.33%, 2/25/2008	4,000,000	3,999,808
M&I Marshall & Ilsley Bank, 5.32%, 12/15/2011	4,000,000	4,000,000
Merrill Lynch & Co., Inc.:
5.3%, 4/18/2008	3,500,000	3,500,000
5.56%, 4/20/2007	1,500,000	1,500,138
Morgan Stanley, 5.37%, 9/5/2007	4,500,000	4,500,000
Natixis SA, 5.42%, 8/31/2007	3,000,000	3,000,000
Northern Rock PLC, 5.34%, 4/4/2008	3,500,000	3,500,000
Skandinaviska Enskilda Banken, 5.32%, 7/16/2010	4,000,000	4,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/15/2011	1,000,000	1,000,000
5.34%, 3/9/2011	4,000,000	4,000,000

Total Short-Term Notes (Cost $126,407,118)		126,407,118
Repurchase Agreements 3.8%
Banc of America Securities LLC, 5.4%, dated 3/30/2007, to be repurchased at $14,006,300 on 4/2/2007 (b)	14,000,000	14,000,000
State Street Bank & Trust Co., 4.7%, dated 3/30/2007, to be repurchased at $117,046 on 4/2/2007 (c)	117,000	117,000

Total Repurchase Agreements (Cost $14,117,000)		14,117,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 374,974,577)	100.9	374,974,577
Other Assets and Liabilities, Net	(0.9)	(3,178,531)

Net Assets	100.0	371,796,046

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date.
(b)		Collateralized by $14,679,929 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $14,280,000.
(c)		Collateralized by $125,000 US Treasury Bill, 4.84%, maturing on 9/20/2007 with a value of $122,031.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 29.8%
Hotels Restaurants & Leisure 11.9%
Buffalo Wild Wings, Inc.* (a)	93,100	5,930,470
Chipotle Mexican Grill, Inc. "A"* (a)	101,600	6,309,360
McCormick & Schmick's Seafood Restaurants, Inc.*	164,200	4,402,202
Orient-Express Hotels Ltd. "A"	133,000	7,956,060
Texas Roadhouse, Inc. "A"* (a)	269,700	3,843,225

		28,441,317
Internet & Catalog Retail 2.2%
NutriSystem, Inc.* (a)	100,800	5,282,928
Specialty Retail 11.1%
bebe stores, Inc.	253,400	4,404,092
Guess?, Inc.	398,600	16,139,314
J. Crew Group, Inc.*	64,200	2,578,914
Zumiez, Inc.*	87,900	3,526,548

		26,648,868
Textiles, Apparel & Luxury Goods 4.6%
Under Armour, Inc. "A"* (a)	113,900	5,843,070
Volcom, Inc.*	149,400	5,133,384

		10,976,454
Energy 8.3%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	104,200	6,115,498
Oil, Gas & Consumable Fuels 5.7%
Carrizo Oil & Gas, Inc.* (a)	227,300	7,946,408
EXCO Resources, Inc.*	198,900	3,297,762
Western Refining, Inc.	61,700	2,407,534

		13,651,704
Financials 5.8%
Commercial Banks 3.9%
PrivateBancorp, Inc. (a)	99,900	3,652,344
Signature Bank*	172,900	5,626,166

		9,278,510
Diversified Financial Services 1.9%
Portfolio Recovery Associates, Inc.* (a)	101,870	4,548,496
Health Care 22.4%
Health Care Equipment & Supplies 8.9%
Hologic, Inc.*	129,000	7,435,560
Kyphon, Inc.*	53,800	2,428,532
Orthofix International NV*	58,900	3,006,845
Viasys Healthcare, Inc.*	137,200	4,663,428
West Pharmaceutical Services, Inc.	78,000	3,621,540

		21,155,905
Health Care Providers & Services 11.4%
Amedisys, Inc.*	72,266	2,343,586
AMERIGROUP Corp.*	153,400	4,663,360

Centene Corp.*	338,300	7,100,917
inVentiv Health, Inc.*	151,700	5,808,593
Nighthawk Radiology Holdings, Inc.* (a)	144,700	2,632,093
Providence Service Corp.* (a)	201,500	4,779,580

		27,328,129
Health Care Technology 2.1%
Allscripts Healthcare Solutions, Inc.* (a)	188,000	5,040,280
Industrials 4.5%
Aerospace & Defense 2.3%
BE Aerospace, Inc.*	173,300	5,493,610
Commercial Services & Supplies 0.3%
eTelecare Global Solutions, Inc. (ADR)*	43,600	660,540
Machinery 1.0%
Watts Water Technologies, Inc. "A" (a)	60,100	2,285,603
Trading Companies & Distributors 0.9%
H&E Equipment Services, Inc.*	103,800	2,231,700
Information Technology 26.7%
Communications Equipment 1.8%
Avocent Corp.*	163,200	4,401,504
Electronic Equipment & Instruments 2.5%
Itron, Inc.* (a)	90,700	5,899,128
Internet Software & Services 9.3%
Bankrate, Inc.* (a)	98,500	3,471,140
CyberSource Corp.*	246,700	3,086,217
Digital River, Inc.*	188,300	10,403,575
Perficient, Inc.*	267,200	5,285,216

		22,246,148
IT Services 3.9%
Euronet Worldwide, Inc.* (a)	252,900	6,792,894
Forrester Research, Inc.*	93,200	2,643,152

		9,436,046
Semiconductors & Semiconductor Equipment 7.2%
FEI Co.* (a)	179,000	6,454,740
FormFactor, Inc.*	181,600	8,126,600
Standard Microsystems Corp.*	85,000	2,595,900

		17,177,240
Software 2.0%
Glu Mobile, Inc.*	3,600	36,000
THQ, Inc.*	138,750	4,743,862

		4,779,862
Materials 0.6%
Metals & Mining
Haynes International, Inc.*	20,500	1,495,065
Telecommunication Services 1.1%
Diversified Telecommunication Services
Globalstar, Inc.* (a)	240,600	2,550,360

Total Common Stocks (Cost $183,269,110)		237,124,895

Securities Lending Collateral 26.9%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $64,119,133)	64,119,133	64,119,133
Cash Equivalents 1.8%
Cash Management QP Trust, 5.33% (d) (Cost $4,353,359)	4,353,359	4,353,359
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 251,741,602)	127.9	305,597,387
Other Assets and Liabilities, Net	(27.9)	(66,637,626)

Net Assets	100.0	238,959,761

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $62,700,323 which is 26.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 28.9%
Consumer Discretionary 7.1%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	41,544	46,736
Affinia Group, Inc., 9.0%, 11/30/2014	90,000	91,350
AMC Entertainment, Inc., 8.0%, 3/1/2014	145,000	147,537
American Achievement Corp., 8.25%, 4/1/2012	35,000	35,700
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	45,000	42,638
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	70,000	70,175
8.0%, 3/15/2014	35,000	35,788
Buffets, Inc., 12.5%, 11/1/2014	45,000	46,800
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	65,000	66,300
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	25,000	26,500
Caesars Entertainment, Inc., 8.875%, 9/15/2008	75,000	78,187
Charter Communications Holdings LLC:
8.625%, 4/1/2009	10,000	10,000
10.25%, 9/15/2010	325,000	342,875
Series B, 10.25%, 9/15/2010	80,000	84,300

11.0%, 10/1/2015	306,000	317,475
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	75,000	62,813
CSC Holdings, Inc.:
7.25%, 7/15/2008	50,000	50,688
7.875%, 12/15/2007	180,000	182,025
Series B, 8.125%, 7/15/2009	20,000	20,700
Series B, 8.125%, 8/15/2009	25,000	25,875
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	20,000	21,325
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (b)	561,000	613,594
EchoStar DBS Corp.:
6.625%, 10/1/2014	100,000	100,625
7.125%, 2/1/2016	80,000	82,600
Foot Locker, Inc., 8.5%, 1/15/2022	25,000	25,625
Ford Motor Co., 7.45%, 7/16/2031 (b)	65,000	50,294
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	235,000	197,400
General Motors Corp.:
7.2%, 1/15/2011 (b)	160,000	152,000
7.4%, 9/1/2025	60,000	48,900
8.375%, 7/15/2033 (b)	215,000	192,962
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	380,000	417,525
Gregg Appliances, Inc., 9.0%, 2/1/2013 (b)	25,000	26,250
Group 1 Automotive, Inc., 8.25%, 8/15/2013	35,000	36,313
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	90,000	91,687
Hertz Corp.:
8.875%, 1/1/2014	130,000	140,075
10.5%, 1/1/2016 (b)	35,000	39,900
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	60,000	62,550
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	235,000	230,300
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	110,000	112,475
Jarden Corp., 7.5%, 5/1/2017	75,000	75,750
Lear Corp., Series B, 8.75%, 12/1/2016	55,000	52,525
Levi Strauss & Co., 10.11% **, 4/1/2012	10,000	10,200
Liberty Media Corp.:
5.7%, 5/15/2013	10,000	9,588
8.25%, 2/1/2030	50,000	49,985
8.5%, 7/15/2029	95,000	97,178
Majestic Star Casino LLC, 9.5%, 10/15/2010	15,000	15,731
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	35,000	36,794
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	45,000	46,013
11.0%, 6/15/2012 (b)	25,000	23,686
MGM MIRAGE:
6.75%, 9/1/2012	25,000	24,844
8.375%, 2/1/2011 (b)	55,000	57,888
9.75%, 6/1/2007	70,000	70,350
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	95,000	99,037
NCL Corp., 10.625%, 7/15/2014	25,000	24,750
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	160,000	144,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	65,000	69,062
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	30,000	33,075
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	380,000	393,300
PRIMEDIA, Inc., 8.875%, 5/15/2011	65,000	66,787
Quiksilver, Inc., 6.875%, 4/15/2015	100,000	94,250
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	40,000	38,500
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)	425,000	450,500
Sbarro, Inc., 144A, 10.375%, 2/1/2015	40,000	41,600

Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014	70,000	71,400
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10% to 12/15/2014	75,000	61,688
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	75,000	77,625
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	150,000	150,562
Six Flags, Inc., 9.75%, 4/15/2013	90,000	85,725
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	35,000	36,400
Station Casinos, Inc., 6.5%, 2/1/2014	85,000	78,200
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)	65,000	69,794
Travelport LLC, 144A, 9.985% **, 9/1/2014	35,000	35,700
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)	140,000	141,400
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)	90,000	88,200
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	160,000	161,600
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK) (b)	110,000	109,587
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	45,000	45,675
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	295,000	297,581
Young Broadcasting, Inc., 8.75%, 1/15/2014	265,000	247,112

		8,210,504
Consumer Staples 0.9%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	20,000	20,162
Del Laboratories, Inc., 8.0%, 2/1/2012	60,000	55,950
Delhaize America, Inc.:
8.05%, 4/15/2027	20,000	21,236
9.0%, 4/15/2031	285,000	342,433
General Nutrition Center, 144A, 9.796%, 3/15/2014 (PIK)	70,000	68,600
Harry & David Holdings, Inc., 10.36% **, 3/1/2012	55,000	56,237
North Atlantic Trading Co., 9.25%, 3/1/2012	140,000	137,200
Pilgrim's Pride Corp., 7.625%, 5/1/2015	25,000	24,938
Rite Aid Corp.:
7.5%, 3/1/2017	110,000	108,625
8.625%, 3/1/2015	15,000	14,213
Viskase Co., Inc., 11.5%, 6/15/2011	225,000	227,250

		1,076,844
Energy 2.6%
Belden & Blake Corp., 8.75%, 7/15/2012	270,000	276,075
Chaparral Energy, Inc., 8.5%, 12/1/2015	75,000	74,062
Chesapeake Energy Corp.:
6.25%, 1/15/2018	70,000	69,125
6.875%, 1/15/2016 (b)	170,000	172,125
7.75%, 1/15/2015 (b)	30,000	31,275
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	95,000	97,375
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)	125,000	112,500
Denbury Resources, Inc., 7.5%, 12/15/2015	20,000	20,200
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	15,038
7.625%, 10/15/2026	95,000	92,150
8.375%, 5/1/2016	150,000	156,000
El Paso Production Holding Corp., 7.75%, 6/1/2013	100,000	104,500
Frontier Oil Corp., 6.625%, 10/1/2011	50,000	49,875
Peabody Energy Corp., 7.375%, 11/1/2016	45,000	47,363
Plains Exploration & Production Co., 7.0%, 3/15/2017	50,000	50,250
Quicksilver Resources, Inc., 7.125%, 4/1/2016	45,000	44,325
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	100,750
144A, 7.5%, 11/30/2016	100,000	100,750
Seitel, Inc., 144A, 9.75%, 2/15/2014	105,000	106,312

Stone Energy Corp.:
6.75%, 12/15/2014	180,000	168,300
144A, 8.11% **, 7/15/2010	185,000	185,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	55,000	63,194
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	115,000	108,962
Williams Companies, Inc.:
8.125%, 3/15/2012	415,000	451,312
8.75%, 3/15/2032	180,000	207,450
Williams Partners LP, 144A, 7.25%, 2/1/2017	55,000	58,163

		2,962,431
Financials 4.5%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	65,000	69,471
Ashton Woods USA LLC, 9.5%, 10/1/2015	155,000	147,638
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	20,000	22,718
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	30,600
E*TRADE Financial Corp.:
7.375%, 9/15/2013	35,000	36,575
7.875%, 12/1/2015 (b)	30,000	32,363
8.0%, 6/15/2011	75,000	78,938
Ford Motor Credit Co.:
7.25%, 10/25/2011	420,000	408,199
7.375%, 10/28/2009	815,000	813,502
7.875%, 6/15/2010	205,000	205,762
8.0%, 12/15/2016	100,000	96,224
8.11% **, 1/13/2012	100,000	97,752
GMAC LLC:
6.875%, 9/15/2011	960,000	960,930
8.0%, 11/1/2031	391,000	419,208
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	45,000	47,194
Idearc, Inc., 144A, 8.0%, 11/15/2016	320,000	329,200
iPayment, Inc., 9.75%, 5/15/2014	45,000	46,125
K&F Acquisition, Inc., 7.75%, 11/15/2014	20,000	21,250
PGS Solutions, Inc., 144A, 9.625%, 2/15/2015	45,000	45,366
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015	35,000	34,388
144A, 10.625%, 4/1/2017	20,000	19,675
Poster Financial Group, Inc., 8.75%, 12/1/2011	190,000	197,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	190,000	205,200
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	115,000	118,162
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	85,000	79,475
UCI Holding Co., Inc., 144A, 12.355% **, 12/15/2013 (PIK)	66,898	66,396
Universal City Development, 11.75%, 4/1/2010	290,000	307,037
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	150,000	150,562
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	45,000	45,563
144A, 9.75%, 2/15/2017 (b)	15,000	15,188

		5,148,261
Health Care 0.9%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	65,000	65,488
HCA, Inc.:
6.5%, 2/15/2016 (b)	60,000	51,075
144A, 9.125%, 11/15/2014	95,000	101,531
144A, 9.25%, 11/15/2016	185,000	199,569
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	125,000	135,937

144A, 11.354% **, 6/15/2014	20,000	21,600
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	45,000	46,125
Tenet Healthcare Corp., 9.25%, 2/1/2015	290,000	287,100
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	110,000	111,650

		1,020,075
Industrials 3.2%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	75,000	79,125
Allied Security Escrow Corp., 11.375%, 7/15/2011	90,000	91,800
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	222,000	234,210
American Color Graphics, 10.0%, 6/15/2010	80,000	64,800
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	65,000	67,600
144A, 8.86% **, 2/1/2015	35,000	35,963
Baldor Electric Co., 8.625%, 2/15/2017	55,000	58,163
Belden CDT, Inc., 144A, 7.0%, 3/15/2017	50,000	51,001
Browning-Ferris Industries:
7.4%, 9/15/2035	165,000	158,400
9.25%, 5/1/2021	65,000	70,525
Building Materials Corp. of America, 7.75%, 8/1/2014 (b)	15,000	14,738
Cenveo Corp., 7.875%, 12/1/2013	135,000	132,300
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	169,000	171,957
Congoleum Corp., 8.625%, 8/1/2008 *	125,000	115,000
DRS Technologies, Inc.:
6.625%, 2/1/2016 (b)	35,000	35,350
7.625%, 2/1/2018 (b)	150,000	156,000
Education Management LLC, 8.75%, 6/1/2014	45,000	47,363
Esco Corp., 144A, 8.625%, 12/15/2013	105,000	111,300
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017	55,000	55,275
General Cable Corp.:
144A, 7.125%, 4/1/2017	55,000	55,344
144A, 7.725% **, 4/1/2015	80,000	80,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	19,850
Hawker Beechcraft Acquisition Co.:
144A, 8.5%, 4/1/2015	80,000	83,100
144A, 8.875%, 4/1/2015 (PIK)	100,000	103,375
144A, 9.75%, 4/1/2017 (b)	55,000	57,475
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	40,000	43,000
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	175,000	150,062
8.875%, 4/1/2012 (b)	200,000	192,500
Kansas City Southern:
7.5%, 6/15/2009	30,000	30,675
9.5%, 10/1/2008	365,000	382,337
Millennium America, Inc., 9.25%, 6/15/2008	85,000	88,187
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	105,000	111,037
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	35,000	37,625
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	20,000	22,375
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	35,000	36,400
Ship Finance International Ltd., 8.5%, 12/15/2013	50,000	51,250
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	35,000	35,131
Titan International, Inc., 144A, 8.0%, 1/15/2012	160,000	164,600
TransDigm, Inc., 144A, 7.75%, 7/15/2014	35,000	36,138
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	110,000	109,725
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	35,000	35,700

		3,676,756

Information Technology 1.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	45,000	46,350
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	55,000	55,069
L-3 Communications Corp.:
5.875%, 1/15/2015	250,000	242,812
Series B, 6.375%, 10/15/2015	80,000	79,300
Lucent Technologies, Inc., 6.45%, 3/15/2029	375,000	338,437
MasTec, Inc., 144A, 7.625%, 2/1/2017	70,000	70,875
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	145,000	136,300
SunGard Data Systems, Inc., 10.25%, 8/15/2015	190,000	207,338
UGS Corp., 10.0%, 6/1/2012	180,000	196,875
Unisys Corp., 7.875%, 4/1/2008	310,000	311,550

		1,684,906
Materials 4.0%
ARCO Chemical Co., 9.8%, 2/1/2020	560,000	653,800
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	110,000	77,275
Chemtura Corp., 6.875%, 6/1/2016	110,000	106,425
CPG International I, Inc.:
10.5%, 7/1/2013	195,000	204,750
12.117% **, 7/1/2012	45,000	46,575
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	205,000	189,941
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	60,000	55,725
Equistar Chemical Funding, 10.625%, 5/1/2011	120,000	126,600
Exopack Holding Corp., 11.25%, 2/1/2014	170,000	181,900
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	85,000	91,906
GEO Specialty Chemicals, Inc., 144A, 13.349%**, 12/31/2009 (c)	283,000	233,475
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	40,000	40,100
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	55,000	55,550
Hexcel Corp., 6.75%, 2/1/2015	230,000	227,202
Huntsman LLC, 11.625%, 10/15/2010	268,000	290,445
International Coal Group, Inc., 10.25%, 7/15/2014	70,000	70,350
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	145,000	121,981
Lyondell Chemical Co., 10.5%, 6/1/2013	40,000	43,800
MacDermid, Inc., 144A, 9.5%, 4/15/2017	45,000	46,125
Massey Energy Co.:
6.625%, 11/15/2010	125,000	126,250
6.875%, 12/15/2013 (b)	105,000	99,619
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	65,000	63,700
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	85,000	87,550
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	274,000	249,340
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	55,000	55,000
NewMarket Corp., 144A, 7.125%, 12/15/2016	125,000	124,375
Omnova Solutions, Inc., 11.25%, 6/1/2010	275,000	292,187
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	157,024	2,355
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *	25,000	94
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	33,000	34,815
Smurfit-Stone Container Enterprises, Inc., 144A, 8.0%, 3/15/2017	50,000	48,875
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	160,000	159,200
The Mosaic Co., 144A, 7.375%, 12/1/2014	95,000	99,038
TriMas Corp., 9.875%, 6/15/2012	155,000	154,806
United States Steel Corp., 9.75%, 5/15/2010	105,000	110,250
Witco Corp., 6.875%, 2/1/2026	35,000	29,838

Wolverine Tube, Inc., 10.5%, 4/1/2009	90,000	90,000

		4,691,228
Telecommunication Services 1.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	13,000	13,764
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)	125,000	134,844
10.125%, 6/15/2013	40,000	43,200
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	215,000	223,062
8.375%, 1/15/2014 (b)	140,000	143,150
Citizens Communications Co., 144A, 6.625%, 3/15/2015	65,000	64,838
Dobson Cellular Systems, 9.875%, 11/1/2012	90,000	98,100
Dobson Communications Corp., 8.875%, 10/1/2013 (b)	75,000	77,250
Insight Midwest LP, 9.75%, 10/1/2009	26,000	26,423
Intelsat Corp., 144A, 9.0%, 6/15/2016	40,000	44,050
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	85,000	89,887
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	310,000	320,633
Qwest Corp., 7.25%, 9/15/2025	150,000	154,687
Rural Cellular Corp., 9.875%, 2/1/2010	105,000	110,775
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	125,000	128,750
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)	120,000	131,038
Windstream Corp., 8.625%, 8/1/2016	10,000	10,938

		1,815,389
Utilities 2.7%
AES Corp., 144A, 8.75%, 5/15/2013	535,000	569,775
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	390,000	427,050
CMS Energy Corp., 8.5%, 4/15/2011	335,000	364,313
Mirant Americas Generation LLC, 8.3%, 5/1/2011	40,000	41,000
Mirant North America LLC, 7.375%, 12/31/2013	40,000	41,000
Mission Energy Holding Co., 13.5%, 7/15/2008	315,000	343,350
NRG Energy, Inc.:
7.25%, 2/1/2014	165,000	169,125
7.375%, 2/1/2016	370,000	380,175
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	460,000	501,975
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	110,000	112,200
Sierra Pacific Resources:
6.75%, 8/15/2017 (b)	130,000	132,704
8.625%, 3/15/2014 (b)	25,000	27,043

		3,109,710

Total Corporate Bonds (Cost $32,488,107)		33,396,104
Foreign Bonds - US$ Denominated 28.1%
Consumer Discretionary 0.7%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	55,000	55,550
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	65,000	65,406
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	195,000	206,456
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	83,625
Quebecor World, 144A, 9.75%, 1/15/2015	55,000	57,750
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	268,000	251,250
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	20,000	20,500
144A, 9.125%, 2/1/2017	65,000	66,625

Series A, 11.75%, 11/1/2013	25,000	27,844

		835,006
Consumer Staples 0.1%
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	100,000	101,750
Energy 1.2%
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022	230,000	233,450
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	65,000	67,600
Pemex Project Funding Master Trust:
8.0%, 11/15/2011 (b)	530,000	585,650
9.5%, 9/15/2027	205,000	277,877
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	141,863
Secunda International Ltd., 13.36% **, 9/1/2012	75,000	77,813

		1,384,253
Financials 0.5%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	300,000	342,000
Doral Financial Corp., 6.19% **, 7/20/2007	85,000	80,327
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	70,000	66,150
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	60,000	52,800

		541,277
Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010	165,000	168,249
Industrials 0.6%
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	100,000	95,000
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	75,000	77,625
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	155,000	156,744
9.375%, 5/1/2012	115,000	123,625
12.5%, 6/15/2012	95,000	101,840
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	85,000	88,506

		742,840
Information Technology 0.2%
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	20,000	20,600
7.75%, 5/15/2017	55,000	57,337
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	110,000	110,550

		188,487
Materials 0.6%
Cascades, Inc., 7.25%, 2/15/2013	155,000	155,000
ISPAT Inland ULC, 9.75%, 4/1/2014	197,000	217,414
Novelis, Inc., 7.25%, 2/15/2015	205,000	216,787
Rhodia SA, 8.875%, 6/1/2011	60,000	62,550
Tembec Industries, Inc., 8.625%, 6/30/2009	80,000	56,500

		708,251
Sovereign Bonds 22.3%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	500,000	638,485
Dominican Republic, Series REG S, 9.5%, 9/27/2011	329,354	352,738
Egypt Government AID Bonds, 4.45%, 9/15/2015	5,050,000	4,877,290
Federative Republic of Brazil:
6.0%, 1/17/2017	940,000	949,400
7.125%, 1/20/2037 (b)	310,000	342,860

7.875%, 3/7/2015	310,000	352,935
8.75%, 2/4/2025	260,000	334,100
8.875%, 10/14/2019 (b)	675,000	852,525
11.0%, 1/11/2012	460,000	566,720
11.0%, 8/17/2040 (b)	655,000	883,595
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	250,000	270,875
Province of Ontario, 3.5%, 9/17/2007	1,500,000	1,487,719
Republic of Argentina:
5.475% **, 8/3/2012 (PIK)	907,500	861,898
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	240,000	124,200
Republic of Colombia:
8.25%, 12/22/2014 (b)	145,000	164,648
10.0%, 1/23/2012	315,000	370,912
10.75%, 1/15/2013	45,000	55,800
Republic of El Salvador, 144A, 7.65%, 6/15/2035	670,000	765,475
Republic of Indonesia, 144A, 6.875%, 3/9/2017	440,000	464,200
Republic of Panama:
7.125%, 1/29/2026	241,000	260,280
9.375%, 1/16/2023	570,000	729,600
Republic of Peru, 7.35%, 7/21/2025 (b)	1,135,000	1,291,630
Republic of Philippines:
7.75%, 1/14/2031	100,000	112,750
8.0%, 1/15/2016	540,000	608,175
8.375%, 2/15/2011	170,000	185,725
9.375%, 1/18/2017	150,000	184,875
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	115,000	108,100
Republic of Turkey:
6.875%, 3/17/2036 (b)	470,000	449,437
7.0%, 9/26/2016	940,000	956,450
7.25%, 3/15/2015	70,000	72,625
7.375%, 2/5/2025	125,000	128,438
11.75%, 6/15/2010	405,000	474,862
12.375%, 6/15/2009	300,000	342,375
Republic of Uruguay:
7.625%, 3/21/2036 (b)	185,000	203,963
8.0%, 11/18/2022	265,000	300,775
9.25%, 5/17/2017	105,000	128,625
Republic of Venezuela:
6.0%, 12/9/2020	430,000	397,750
7.65%, 4/21/2025	50,000	53,000
10.75%, 9/19/2013	855,000	1,043,955
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	1,530,000	1,736,397
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	250,000	226,765
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)	440,000	471,900
United Mexican States:
5.625%, 1/15/2017 (b)	510,000	514,080
Series A, 6.75%, 9/27/2034	83,000	90,512

		25,789,419
Telecommunication Services 1.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	220,000	222,200
Digicel Group Ltd., 144A, 8.875%, 1/15/2015 (b)	100,000	97,000
Embratel, Series B, 11.0%, 12/15/2008	20,000	21,850
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	30,000	29,400
Intelsat Bermuda Ltd.:

144A, 8.872% **, 1/15/2015		10,000	10,200
144A, 9.25%, 6/15/2016		35,000	38,763
144A, 11.25%, 6/15/2016		95,000	107,825
Intelsat Ltd., 5.25%, 11/1/2008		95,000	93,456
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		105,000	109,463
Millicom International Cellular SA, 10.0%, 12/1/2013		85,000	93,075
Mobifon Holdings BV, 12.5%, 7/31/2010		195,000	211,087
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		85,000	90,950
144A, 10.125%, 7/15/2013		100,000	109,750
144A, 10.75%, 7/15/2016		75,000	83,250
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		100,000	98,500
Stratos Global Corp., 9.875%, 2/15/2013		30,000	32,025
Virgin Media Finance PLC, 8.75%, 4/15/2014		185,000	192,400

			1,641,194
Utilities 0.3%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		375,000	387,334

Total Foreign Bonds - US$ Denominated (Cost $30,829,357)			32,488,060
Foreign Bonds - Non US$ Denominated 16.4%
Consumer Discretionary 0.1%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	50,000	64,121
Financials 0.2%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	55,000	75,768
144A, 10.0%, 12/1/2016	EUR	50,000	70,800
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	71,050

			217,618
Materials 0.2%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	50,000	62,451
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	65,000	88,458
Rhodia SA, 144A, 6.507% **, 10/15/2013	EUR	85,000	115,648

			266,557
Sovereign Bonds 15.7%
Bundesrepublic Deutschland, Series 06, 4.0%, 7/4/2016	EUR	1,800,000	2,394,792
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	135,495
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	1,650,000	484,522
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	130,000	165,672
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,900,000	2,364,432
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	411	175
7.82%, 12/31/2033 (PIK)	EUR	761,727	1,048,079
Republic of Greece:
2.9%, 6/21/2008	EUR	2,850,000	3,753,682
4.5%, 9/20/2037	EUR	2,550,000	3,348,100
Republic of Turkey, 20.0%, 10/17/2007	TRY	35	25
United Kingdom Treasury Bond, 5.0%, 3/7/2008	GBP	2,300,000	4,507,270

			18,202,244
Telecommunication Services 0.2%
BCM Ireland, (Preferred), 144A, 10.814%, 2/15/2017 (PIK)	EUR	55,000	72,553

Hellas Telecom V, 144A, 7.257% **, 10/15/2012	EUR	100,000	136,424

			208,977

Total Foreign Bonds - Non US$ Denominated (Cost $18,564,844)			18,959,517
Commercial and Non-Agency Mortgage-Backed Securities 3.0%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		1,174,000	1,177,763
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,498,000	1,502,314
Morgan Stanley Capital I Trust, "A4", Series 2007-HQ11, 5.447%, 2/20/2044		720,000	722,432

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $3,409,253)			3,402,509
US Government Sponsored Agencies 1.4%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012 (Cost $1,677,752)		1,500,000	1,628,020
Loan Participation 0.2%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012 (Cost $199,928)		205,000	201,622
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009* (Cost $0)		10	0
		Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		85,000	73,950
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		160,000	104,000

Total Other Investments (Cost $201,597)			177,950
		Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,822)		2,058	1,749
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75%, (PIK)		2	8,700
Series AI, 144A, 9.75%, (PIK)		4	17,400

Total Convertible Preferred Stocks (Cost $41,950)			26,100
		Principal Amount ($)(a)	Value ($)

US Treasury Obligations 11.9%
US Treasury Bill, 4.97% ***, 4/19/2007 (d)		536,000	534,668
US Treasury Bonds:
5.375%, 2/15/2031		200,000	213,219
6.25%, 8/15/2023		3,700,000	4,247,774
US Treasury Notes:
4.75%, 2/28/2009		5,000,000	5,011,720
6.125%, 8/15/2007		3,735,000	3,749,589

Total US Treasury Obligations (Cost $13,698,303)			13,756,970

						Shares	Value ($)

	Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 5.35% (e) (f) (Cost $8,200,753)						8,200,753	8,200,753
	Cash Equivalents 8.1%
Cash Management QP Trust, 5.33% (g) (Cost $9,345,708)						9,345,708	9,345,708
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 118,677,374)						105.3	121,585,062
Other Assets and Liabilities, Net						(5.3)	(6,079,685)

Net Assets						100.0	115,505,377

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	115,000
	Grupo Iusacell SA de CV	10.0%	7/15/2004	30,000	USD	21,475	29,400
	Oxford Automotive, Inc.	12.0%	10/15/2010	157,024	USD	14,689	2,355
	Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	17,152	94
						159,310	146,849

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $8,044,808 which is 7.0% of net assets.
(c)	Security has a deferred interest payment of $9,219 from March 31, 2006.
(d)	At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.
(g)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

At March 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Federal Republic of Germany Bond	6/7/2007	32	4,941,641	4,912,509	(29,132)
10 Year Japanese Government Bond	6/11/2007	5	5,697,251	5,692,040	(5,211)
10 Year US Treasury Note	6/20/2007	27	2,904,902	2,919,375	14,473
Total net unrealized depreciation					(19,870)
At March 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	6/15/2007	36	2,978,555	2,940,002	38,553
10 Year Canada Government Bond	6/20/2007	2	195,886	196,362	(476)
2 Year Federal Republic of Germany Bond	6/7/2007	42	5,805,634	5,796,000	9,634
2 Year US Treasury Note	6/29/2007	28	5,716,728	5,736,938	(20,210)
United Kingdom Treasury Bond	6/27/2007	26	5,545,611	5,516,000	29,612
Total net unrealized appreciation					57,113
At March 31, 2007, open credit rate default swap contract was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid to the Portfolio		Underlying Debt Obligation	Unrealized Depreciation ($)

3/30/2007 6/20/2012	2,100,000†	Fixed — 2.75%		Dow Jones CDX High Yield	(12,832)

Counterparty:
†		Chase Securities, Inc.

At March 31, 2007, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	835,208	AUD	1,068,000	6/20/2007	26,775
USD	289,046	EUR	218,000	6/20/2007	3,091
JPY	577,962,000	USD	5,026,150	6/20/2007	69,910
USD	225,043	NZD	329,000	6/20/2007	8,666
USD	1,430,174	NOK	8,785,000	6/20/2007	18,265
USD	3,714,744	GBP	1,924,000	6/20/2007	69,987
USD	2,740,615	SGD	4,181,000	6/20/2007	29,452
Total unrealized appreciation					226,146

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
CAD	419,000	USD	357,631	6/20/2007	(6,162)
CHF	3,887,000	USD	3,213,366	6/20/2007	(7,389)
EUR	764,000	USD	1,004,828	4/11/2007	(16,212)
EUR	73,966	USD	96,168	5/11/2007	(2,804)
EUR	3,850,000	USD	5,099,595	6/6/2007	(63,173)
EUR	411,000	USD	540,555	4/11/2007	(8,721)
EUR	29,269	USD	38,054	5/11/2007	(1,110)
EUR	135,000	USD	176,508	5/11/2007	(4,132)
EUR	74,000	USD	96,654	5/11/2007	(2,364)
GBP	2,475,000	USD	4,811,351	6/6/2007	(59,203)
USD	4,813,426	JPY	555,000,000	6/6/2007	(51,210)
SEK	8,172,000	USD	1,164,244	6/20/2007	(11,248)
Total unrealized depreciation					(233,728)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	New Turkish Lira
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 98.9%
Industrials 0.6%
Commercial Services & Supplies
SAIC, Inc.* (a)	59,800	1,035,736
Information Technology 98.2%
Communications Equipment 17.9%
Cisco Systems, Inc.*	462,900	11,817,837
Corning, Inc.*	283,700	6,451,338
Foundry Networks, Inc.* (a)	119,300	1,618,901
QUALCOMM, Inc.	186,816	7,969,571
Telefonaktiebolaget LM Ericsson (ADR)	45,100	1,672,759

		29,530,406
Computers & Peripherals 16.7%
Apple, Inc.*	49,800	4,626,918
Asustek Computer, Inc.	750,000	1,767,799
EMC Corp.*	216,000	2,991,600
Hewlett-Packard Co.	219,500	8,810,730
International Business Machines Corp.	35,600	3,355,656
Network Appliance, Inc.*	70,700	2,581,964
QLogic Corp.*	112,420	1,911,140
SanDisk Corp.* (a)	32,700	1,432,260

		27,478,067
Electronic Equipment & Instruments 3.3%
Cheng Uei Precision Industry Co., Ltd.	516,071	1,793,429
Hon Hai Precision Industry Co., Ltd.	535,200	3,590,427

		5,383,856
Internet Software & Services 14.7%
eBay, Inc.*	197,800	6,557,070
Google, Inc. "A"*	22,400	10,262,784
Yahoo!, Inc.*	235,700	7,375,053

		24,194,907
IT Services 6.8%
Automatic Data Processing, Inc.	120,330	5,823,972

BearingPoint, Inc.* (a)	110,500	846,430
Global Payments, Inc.	74,200	2,527,252
Paychex, Inc.	51,900	1,965,453

		11,163,107
Semiconductors & Semiconductor Equipment 16.4%
Applied Materials, Inc.	142,600	2,612,432
ASML Holding NV (NY Registered Shares)* (a)	102,500	2,536,875
Intel Corp.	292,389	5,593,401
Intersil Corp. "A"	85,200	2,256,948
Marvell Technology Group Ltd.*	103,000	1,731,430
Maxim Integrated Products, Inc.	106,834	3,140,920
MKS Instruments, Inc.*	49,600	1,265,792
PMC-Sierra, Inc.* (a)	113,800	797,738
SiRF Technology Holdings, Inc.* (a)	86,100	2,390,136
Spansion, Inc. "A"* (a)	133,000	1,621,270
Texas Instruments, Inc.	104,500	3,145,450

		27,092,392
Software 22.4%
Activision, Inc.*	50,200	950,788
Adobe Systems, Inc.*	150,800	6,288,360
Autodesk, Inc.*	127,600	4,797,760
Cadence Design Systems, Inc.* (a)	110,200	2,320,812
Citrix Systems, Inc.*	184,200	5,899,926
Electronic Arts, Inc.*	84,400	4,250,384
Microsoft Corp.	314,346	8,760,823
Salesforce.com, Inc.* (a)	28,300	1,211,806
Take-Two Interactive Software, Inc.* (a)	122,100	2,459,094

		36,939,753
Telecommunication Services 0.1%
Diversified Telecommunication Services
BigBand Networks* (a)	7,700	138,677

Total Common Stocks (Cost $143,320,671)		162,956,901
Callable Options Purchased 0.0%
Microsoft Corp. Expiring 4/21/2007, Strike Price, $30.0 (Cost $215,824)	1,927	9,635
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $17,555,733)	17,555,733	17,555,733
Cash Equivalents 0.4%
Cash Management QP Trust, 5.33% (d) (Cost $638,365)	638,365	638,365
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 161,730,593)	109.9	181,160,634
Other Assets and Liabilities, Net	(9.9)	(16,316,728)

Net Assets	100.0	164,843,906

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)

All or a portion of these securities were on loan amounting to $14,173,021. In addition, included in other assets & liabilities are pending sales amounting to $2,973,534, that are also on loan. The value of all securities loaned at March 31, 2007 amounted to $17,146,555 which is 10.4% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At March 31, 2007, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Put Options
Salesforce.com, Inc.	272	5/19/2007	45.0	(92,480)

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 16.7%
Auto Components 1.4%
Goodyear Tire & Rubber Co.* (a)	60,160	1,876,391
Hotels Restaurants & Leisure 7.2%
Hilton Hotels Corp.	60,610	2,179,536
International Game Technology	61,180	2,470,448
MGM MIRAGE* (a)	16,680	1,159,594
WMS Industries, Inc.* (a)	40,510	1,589,612
Wynn Resorts Ltd. (a)	27,950	2,651,337

		10,050,527
Household Durables 1.0%
Harman International Industries, Inc.	14,390	1,382,591
Specialty Retail 2.3%
GameStop Corp. "A"* (a)	47,820	1,557,497
Guess?, Inc.	41,250	1,670,213

		3,227,710
Textiles, Apparel & Luxury Goods 4.8%
Coach, Inc.*	48,940	2,449,447
Polo Ralph Lauren Corp.	25,340	2,233,721
Under Armour, Inc. "A"* (a)	38,640	1,982,232

		6,665,400
Consumer Staples 3.6%
Beverages 0.6%
Hansen Natural Corp.* (a)	19,770	748,888
Food Products 2.0%
Bunge Ltd. (a)	12,450	1,023,639

Wm. Wrigley Jr. Co.	33,960	1,729,583

		2,753,222
Personal Products 1.0%
Avon Products, Inc.	38,460	1,433,019
Energy 7.0%
Energy Equipment & Services 2.8%
Cameron International Corp.*	28,150	1,767,539
National-Oilwell Varco, Inc.*	26,960	2,097,218

		3,864,757
Oil, Gas & Consumable Fuels 4.2%
Quicksilver Resources, Inc.* (a)	27,560	1,096,061
Range Resources Corp.	74,884	2,501,126
Williams Companies, Inc.	78,590	2,236,671

		5,833,858
Financials 9.6%
Capital Markets 5.3%
Affiliated Managers Group, Inc.* (a)	17,274	1,871,638
Greenhill & Co., Inc. (a)	14,760	906,116
Northern Trust Corp.	28,370	1,706,172
T. Rowe Price Group, Inc.	60,560	2,857,827

		7,341,753
Commercial Banks 0.7%
Synovus Financial Corp.	30,690	992,515
Diversified Financial Services 1.7%
CBOT Holdings, Inc. "A"* (a)	2,540	461,010
IntercontinentalExchange, Inc.*	15,600	1,906,476

		2,367,486
Real Estate Investment Trusts 0.9%
The Macerich Co. (REIT)	12,740	1,176,666
Real Estate Management & Development 1.0%
CB Richard Ellis Group, Inc. "A"*	41,590	1,421,546
Health Care 15.2%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc.* (a)	27,440	1,186,506
Celgene Corp.* (a)	59,520	3,122,419
Cephalon, Inc.* (a)	12,130	863,777

		5,172,702
Health Care Equipment & Supplies 3.5%
C.R. Bard, Inc.	9,580	761,706
Hologic, Inc.*	14,000	806,960
Intuitive Surgical, Inc.* (a)	6,330	769,538
Kyphon, Inc.* (a)	15,940	719,532
St. Jude Medical, Inc.*	49,010	1,843,266

		4,901,002
Health Care Providers & Services 3.4%
Express Scripts, Inc.*	11,870	958,146
Health Net, Inc.*	13,190	709,754
Henry Schein, Inc.*	21,080	1,163,195
Psychiatric Solutions, Inc.*	28,100	1,132,711
Universal Health Services, Inc. "B"	11,840	677,958

		4,641,764

Life Sciences Tools & Services 1.8%
Pharmaceutical Product Development, Inc.	1,120	37,733
Thermo Fisher Scientific, Inc.*	53,710	2,510,942

		2,548,675
Pharmaceuticals 2.8%
Allergan, Inc.	12,270	1,359,762
Medicis Pharmaceutical Corp. "A" (a)	27,070	834,297
Shire PLC (ADR) (a)	26,230	1,623,637

		3,817,696
Industrials 12.3%
Aerospace & Defense 2.0%
Precision Castparts Corp.	26,780	2,786,459
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc. (a)	39,170	1,870,368
Airlines 0.6%
US Airways Group, Inc.*	18,940	861,391
Commercial Services & Supplies 2.7%
Corrections Corp. of America*	13,910	734,587
Monster Worldwide, Inc.*	35,640	1,688,267
Robert Half International, Inc.	35,160	1,301,271

		3,724,125
Electrical Equipment 2.9%
AMETEK, Inc.	37,060	1,280,052
General Cable Corp.* (a)	16,330	872,512
Roper Industries, Inc.	34,970	1,919,154

		4,071,718
Industrial Conglomerates 0.5%
McDermott International, Inc.*	15,095	739,353
Machinery 1.1%
Harsco Corp.	33,820	1,517,165
Road & Rail 1.1%
CSX Corp.	39,310	1,574,366
Information Technology 24.5%
Communications Equipment 3.2%
F5 Networks, Inc.*	35,210	2,347,803
Polycom, Inc.*	45,820	1,527,181
Sonus Networks, Inc.*	70,620	569,903

		4,444,887
Internet Software & Services 5.0%
Akamai Technologies, Inc.*	39,380	1,965,850
aQuantive, Inc.*	37,900	1,057,789
SAVVIS, Inc.*	19,600	938,448
VeriSign, Inc.* (a)	69,420	1,743,830
VistaPrint Ltd.* (a)	32,820	1,257,006

		6,962,923
IT Services 3.7%
Fiserv, Inc.*	35,290	1,872,487
Isilon Systems, Inc.* (a)	38,700	625,779
Paychex, Inc.	40,960	1,551,155
VeriFone Holdings, Inc.* (a)	28,890	1,061,130

		5,110,551
Semiconductors & Semiconductor Equipment 8.8%
Altera Corp.*	83,410	1,667,366
Atheros Communications* (a)	53,750	1,286,237
Integrated Device Technology, Inc.*	94,720	1,460,582
Intersil Corp. "A"	71,340	1,889,797
KLA-Tencor Corp. (a)	49,240	2,625,477
Maxim Integrated Products, Inc.	35,520	1,044,288
Varian Semiconductor Equipment Associates, Inc.*	43,690	2,332,172

		12,305,919
Software 3.8%
Activision, Inc.*	79,020	1,496,639
Electronic Arts, Inc.*	42,680	2,149,365
Salesforce.com, Inc.* (a)	37,320	1,598,042

		5,244,046
Materials 3.7%
Chemicals 1.5%
Agrium, Inc.	38,250	1,466,123
Celanese Corp. "A"	18,260	563,138

		2,029,261
Containers & Packaging 1.2%
Owens-Illinois, Inc.*	66,880	1,723,498
Metals & Mining 1.0%
Allegheny Technologies, Inc. (a)	13,580	1,448,850
Telecommunication Services 7.3%
Diversified Telecommunication Services 1.7%
BigBand Networks, Inc.*	32,180	579,562
Cogent Communications Group, Inc.*	23,300	550,579
Level 3 Communications, Inc.* (a)	202,880	1,237,568

		2,367,709
Wireless Telecommunication Services 5.6%
American Tower Corp. "A"*	53,030	2,065,518
Crown Castle International Corp.*	32,020	1,028,802
Leap Wireless International, Inc.*	12,870	849,163
NII Holdings, Inc.*	50,860	3,772,795

		7,716,278

Total Common Stocks (Cost $108,861,261)		138,717,035
Securities Lending Collateral 22.9%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $31,787,276)	31,787,276	31,787,276
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 140,648,537)	122.8	170,504,311
Other Assets and Liabilities, Net	(22.8)	(31,607,402)

Net Assets	100.0	138,896,909

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $30,988,910 which is 22.3% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007